                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                    August 31
                                    ---------
                             Date of Fiscal Year End

                                 August 31, 2004
                                 ---------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT AUGUST 31, 2004

[GRAPHIC IMAGE]

EATON VANCE MUNICIPALS TRUST

[GRAPHIC IMAGE]

ALABAMA

ARKANSAS

GEORGIA

KENTUCKY

LOUISIANA

MARYLAND

MISSOURI

NORTH CAROLINA

OREGON

SOUTH CAROLINA

TENNESSEE

VIRGINIA

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Each Fund will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year. Each Fund's Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE MUNICIPALS FUNDS as of August 31, 2004

TABLE OF CONTENTS

President's Letter to Shareholders                                             2

Market Recap                                                                   3

Fund Investment Updates
                      Alabama                                                  4
                      Arkansas                                                 6
                      Georgia                                                  8
                      Kentucky                                                10
                      Louisiana                                               12
                      Maryland                                                14
                      Missouri                                                16
                      North Carolina                                          18
                      Oregon                                                  20
                      South Carolina                                          22
                      Tennessee                                               24
                      Virginia                                                26

Disclosure of Fund Expenses                                                   28

Financial Statements                                                          33

Management and Organization                                                  139

EATON VANCE MUNICIPALS FUNDS as of August 31, 2004

LETTER TO SHARE HOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President

The municipal bond market consists of a broad array of bond issues, with widely varying features and performance characteristics that may make them appropriate for a specific investment scenario. In this edition of our continuing educational series, we will feature zero coupon bonds - a variety of bond that has seen increasing use by investors over the past 20 years - and discuss why they can provide flexibility in managing a bond portfolio.

THE 1980'S BROUGHT NEW VARIATIONS TO THE BOND MARKET...
Any discussion of zero coupon bonds should start with the term "coupon." Traditionally, bonds were issued in certificate form, with interest coupons attached, which the owner would clip and present for payment. The coupon rate indicates the rate of annual interest the issuer pays to the bondholder. For example, a $1,000 bond with a 5% coupon makes two semiannual interest payments of $25 each.

Today, most bonds are issued as "book-entry bonds," registered in the owner's name on the books of the issuer, but not delivered in certificate form. That change has not only replaced the antiquated coupon-clipping system, but also encouraged the development of new types of bonds -including zero coupon bonds, introduced in 1982.

ZERO-COUPONS: NO INTEREST PAYMENTS, BUT A PREDICTABLE LUMP-SUM PAYMENT AT MATURITY...
Zero coupon bonds do not have coupons attached and do not make regular interest payments. Instead, they are issued at a discount, usually well below par, or face value. As with coupon bonds, the bondholder receives face value if the bond is held to its maturity date. Over time - from its issuance to its maturity - zero coupon bonds accrete to par, meaning that their price appreciates over time to reflect the accrual of "imputed" compound interest. An investor holding a zero coupon bond to maturity receives a lump sum payment from the issuer for face value reflecting the initial investment plus interest that has accrued. Although zero coupon bonds do not pay any interest until they mature, the accrual of "imputed" compound interest is recognized currently. Mutual funds are required to distribute substantially all of their income (including accrued income) annually. A fund may therefore be required to sell securities to obtain cash needed for income distributions.

ZERO COUPON BONDS PROVIDE PORTFOLIO MANAGERS ADDITIONAL FLEXIBILITY...
For a portfolio manager, zero coupons can play a useful strategic role. Like other bonds, zero coupon bond prices are affected by market conditions, changes in an issuer's underlying fundamentals and fluctuations in interest rates. Because they pay no coupon or periodic interest payments, they typically display more price sensitivity than other bonds in response to changes in interest rates. Therefore, zero coupon bonds can provide more appreciation potential in a declining interest rate environment. Of course, zero coupons display increased DOWNSIDE volatility in the event of an INCREASE in interest rates.

Some zero coupon bonds start out as coupon-bearing bonds, which are then deposited with a trustee and subsequently "stripped" of their coupons. New securities are then created from principal and coupon payments. This allows an investor to choose a maturity to match the time when funds will be needed. Moreover, because of their many permutations, zero coupon bonds can help balance income-oriented bonds with performance-oriented zero coupons, providing more versatility in managing a municipal portfolio.

                                                   Sincerely,

                                                   /s/ Thomas J. Fetter

                                                   Thomas J. Fetter
                                                   President
                                                   October 6, 2004


FORMERLY, EACH OF THE FUNDS INVESTED ITS ASSETS IN A CORRESPONDING INVESTMENT COMPANY (REFERRED TO AS A PORTFOLIO) THAT HAD THE SAME INVESTMENT OBJECTIVE AND POLICIES AS EACH FUND. EFFECTIVE SEPTEMBER 24, 2004, EACH FUND BEGAN TO INVEST ITS ASSETS DIRECTLY IN SECURITIES. EACH FUND'S INVESTMENT OBJECTIVE AND OTHER INVESTMENT POLICIES REMAIN UNCHANGED. IN ADDITION, BOSTON MANAGEMENT AND RESEARCH, THE INVESTMENT ADVISER TO THE PORTFOLIOS, ACTS AS INVESTMENT ADVISER TO EACH FUND. THE INVESTMENT ADVISORY FEE PAID REMAINS UNCHANGED.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE MUNICIPALS FUNDS as of August 31, 2004

MARKET RECAP

The U.S. economy improved in the year ended August 31, 2004, albeit at an uneven pace. Consumer spending moderated somewhat in response to ongoing concerns over the war on terror, sharply higher energy costs and an increasingly perplexing job market. With signs of rising inflation, the bond markets gave back some of their gains in the second half of the fiscal year.

A MIXED PICTURE IN THE ECONOMY, ALTHOUGH SOME SECTORS REMAINED RELATIVELY STRONG...
The nation's Gross Domestic Product grew by 2.8% in the second quarter of 2004, following a 4.5% rise in the first quarter. Growth moderated in some key areas of the economy. Retail sales slowed, with auto sales particularly disappointing. Travel and tourism remained strong. Recent construction trends continued, with residential building continuing to expand, while commercial activity lagged. Interestingly, manufacturing activity continued to show increases, continuing a trend spotted earlier in 2004. Steel production reflected robust demand. The overall strength of the manufacturing sector was confirmed by spot shortages and longer lead times for some manufactured goods.

HAVING STRENGTHENED EARLIER IN THE YEAR, JOB GROWTH FALTERED IN LATE SUMMER... Job growth has been a key focus of economists and analysts looking for a key to the economy's direction. Although the first half of the year brought signs of new job creation, momentum faltered somewhat in the the summer months. Nonetheless, the nation's unemployment rate fell to 5.4% in August 2004, down from 6.2% a year earlier. The economy registered job gains in technology, apparel, finance, construction and manufacturing.

WITH ENERGY PRICES RISING, THE FEDERAL RESERVE PROMISED TO BATTLE INFLATION... Inflation re-emerged as a concern to investors and to the Federal Reserve. Oil prices surged to nearly $50 a barrel in August, pushing prices higher for gasoline, petrochemicals and a wide range of oil-derivatives. Cost pressures were evident for other production components, as well, including steel and cement. Some farm prices - including beef, chicken, and milk - also posted price hikes. The Federal Reserve continued to monitor inflation and employment closely and - after holding its benchmark Federal Funds rate steady for more than a year
- raised short-term rates by 25 basis points on June 30, 2004 and again on August 10, 2004.

[CHART]

Municipal bond yields equal 99% of Treasury yields

30-Year AAA-rated Obligation (GO) Bonds*                                    4.88%
Taxable equivalent yield General in 35.0% tax bracket                       7.51%
30-Year Treasury bond                                                       4.92%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund's yield. Statistics as of August 31, 2004.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

Despite the Fed actions late in the period, interest rates declined over the course of the fiscal year. Ten-year Treasury bond yields - which were around 4.52% at August 31, 2003 - fell to 4.10% by August 31, 2004, while 10-year municipal yields fell from 4.22% to 3.80%. Following a strong rally in the first half of the year, the municipal bond market lost some momentum in the second half, as inflation became an increasing concern to fixed-income investors. However, for the year ended August 31, 2004, the market generated solid returns, with the Lehman Brothers Municipal Bond Index posting a total return of 7.11%.*

   *It is not possible to invest directly in an Index.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE ALABAMA MUNICIPALS FUND as of August 31, 2004

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT DISCUSSION

- Alabama saw modest job gains in early 2004. While overall manufacturing employment posted further declines, expanding auto manufacturing and auto parts suppliers remained a source of job growth and economic stability in urban centers and continued to offer above-average wage growth. The state's August 2004 jobless rate was 5.7%, down from 5.8% a year ago.

- Insured* water and sewer issues were the Portfolio's largest sector weightings at August 31, 2004. Population growth and the pressing need to update existing infrastructure has increased the demand for new water facilities in urban areas, such as Birmingham, as well well as rural communities. This trend has produced new opportunities in water and sewer bonds.

- Insured* education bonds were among the Portfolio's largest sector weightings. Management focused on issues within the state's university system, which offers a broad range of higher educational disciplines. Historically, the education sector has enjoyed stable tuition income, a valued characteristic at a time when the strength of the economic recovery is in question.

- Insured* general obligations (GOs) were a significant investment. With economic growth faltering somewhat in the recent months, management believes insured* GOs provided high quality and some insulation from the possibility of disappointing tax receipts.

- Management continued to update the Portfolio's coupon distribution to reflect a changing interest rate outlook. In addition, management continued to upgrade call protection structure to protect against untimely calls and improve the Portfolio's appreciation potential.

THE FUND

- During the year ended August 31, 2004, the Fund's Class A and Class B shares had total returns of 5.61% and 4.77%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.80 on August 31, 2004 from $9.72 on August 31, 2003, and the reinvestment of $0.459 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.77 from $10.69, and the reinvestment of $0.425 per share in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 7.11% during the year ended August 31, 2004.(3) The Fund's under-performance during the period resulted from the shorter average duration of the bonds it owns versus the bonds included in the Index. Duration is a measure of the Fund's sensitivity to interest rates changes.

- Based on the most recent dividends and NAVs on August 31, 2004 of $9.80 per share for Class A and $10.77 per share for Class B, the Fund's distribution rates were 4.63% and 3.87%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.50% and 6.27%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at August 31, 2004 were 3.63% and 3.05%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.88% and 4.94%, respectively.(5)

     (1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.

     (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.

     (3)  IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

     (4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.

     (5) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.25% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.

     (6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

     * Private insurance does not decrease the risk of loss of principal associated with this investment.

[CHART]

RATING DISTRIBUTION(7)

AAA                      70.3%
AA                        2.0%
A                        13.5%
BBB                      12.6%
CCC                       1.2%
Non-Rated                 0.4%

PORTFOLIO STATISTICS(7)

- Number of Issues:                  49
- Average Maturity:                  21.4 years
- Average Rating:                    AA+
- Average Call:                      7.1 years
- Average Dollar Price:              $99.66

     (7) Rating Distribution and Portfolio Statistics may not be representative of the Portfolio's current or future investments.

EATON VANCE ALABAMA MUNICIPALS FUND as of August 31, 2004

PERFORMANCE

FUND INFORMATION
as of August 31, 2004

PERFORMANCE(7)                                                                   CLASS A    CLASS B
---------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                                                           5.61%       4.77%
Five Years                                                                         5.82        5.02
Ten Years                                                                          5.56        4.95
Life of Fund+                                                                      4.82        5.23

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
One Year                                                                           0.64%      -0.23%
Five Years                                                                         4.79        4.69
Ten Years                                                                          5.05        4.95
Life of Fund+                                                                      4.35        5.23

+Inception date: Class A: 12/7/93; Class B: 5/1/92

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES
     (CDSC) FOR CLASS B SHARES. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE ALABAMA MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*
August 31, 1994 - August 31, 2004

              LEHMAN BROTHERS MUNICIPAL BOND INDEX    EATON VANCE ALABAMA MUNICIPALS FUND CLASS B
 8/31/1994                                  10,000                                         10,000
 9/30/1994                                   9,805                                          9,853
10/31/1994                                   9,522                                          9,678
11/30/1994                                   9,254                                          9,503
12/31/1994                                   9,548                                          9,712
 1/31/1995                                   9,936                                          9,990
 2/28/1995                                  10,312                                         10,281
 3/31/1995                                  10,419                                         10,399
 4/30/1995                                  10,413                                         10,411
 5/31/1995                                  10,760                                         10,743
 6/30/1995                                  10,582                                         10,649
 7/31/1995                                  10,635                                         10,750
 8/31/1995                                  10,766                                         10,886
 9/30/1995                                  10,819                                         10,955
10/31/1995                                  11,014                                         11,115
11/30/1995                                  11,271                                         11,299
12/31/1995                                  11,416                                         11,408
 1/31/1996                                  11,480                                         11,494
 2/29/1996                                  11,347                                         11,416
 3/31/1996                                  11,139                                         11,270
 4/30/1996                                  11,089                                         11,238
 5/31/1996                                  11,068                                         11,234
 6/30/1996                                  11,188                                         11,357
 7/31/1996                                  11,291                                         11,459
 8/31/1996                                  11,292                                         11,457
 9/30/1996                                  11,464                                         11,617
10/31/1996                                  11,558                                         11,748
11/30/1996                                  11,742                                         11,963
12/31/1996                                  11,690                                         11,913
 1/31/1997                                  11,700                                         11,935
 2/28/1997                                  11,835                                         12,045
 3/31/1997                                  11,678                                         11,884
 4/30/1997                                  11,797                                         11,984
 5/31/1997                                  11,961                                         12,164
 6/30/1997                                  12,073                                         12,294
 7/31/1997                                  12,403                                         12,634
 8/31/1997                                  12,294                                         12,516
 9/30/1997                                  12,429                                         12,664
10/31/1997                                  12,496                                         12,746
11/30/1997                                  12,557                                         12,821
12/31/1997                                  12,734                                         13,008
 1/31/1998                                  12,961                                         13,142
 2/28/1998                                  12,977                                         13,146
 3/31/1998                                  12,984                                         13,158
 4/30/1998                                  12,882                                         13,098
 5/31/1998                                  13,065                                         13,306
 6/30/1998                                  13,078                                         13,358
 7/31/1998                                  13,090                                         13,391
 8/31/1998                                  13,268                                         13,598
 9/30/1998                                  13,383                                         13,768
10/31/1998                                  13,348                                         13,768
11/30/1998                                  13,397                                         13,816
12/31/1998                                  13,406                                         13,851
 1/31/1999                                  13,548                                         14,015
 2/28/1999                                  13,468                                         13,954
 3/31/1999                                  13,463                                         13,973
 4/30/1999                                  13,511                                         14,008
 5/31/1999                                  13,430                                         13,927
 6/30/1999                                  13,177                                         13,727
 7/31/1999                                  13,188                                         13,777
 8/31/1999                                  12,974                                         13,666
 9/30/1999                                  12,900                                         13,672
10/31/1999                                  12,584                                         13,524
11/30/1999                                  12,681                                         13,668
12/31/1999                                  12,508                                         13,566
 1/31/2000                                  12,391                                         13,507
 2/29/2000                                  12,608                                         13,664
 3/31/2000                                  12,952                                         13,962
 4/30/2000                                  12,819                                         13,880
 5/31/2000                                  12,677                                         13,808
 6/30/2000                                  13,066                                         14,173
 7/31/2000                                  13,294                                         14,371
 8/31/2000                                  13,518                                         14,592
 9/30/2000                                  13,392                                         14,516
10/31/2000                                  13,545                                         14,675
11/30/2000                                  13,607                                         14,786
12/31/2000                                  14,029                                         15,151
 1/31/2001                                  14,082                                         15,301
 2/28/2001                                  13,964                                         15,350
 3/31/2001                                  14,024                                         15,487
 4/30/2001                                  13,700                                         15,319
 5/31/2001                                  13,838                                         15,484
 6/30/2001                                  13,967                                         15,588
 7/31/2001                                  14,189                                         15,819
 8/31/2001                                  14,384                                         16,079
 9/30/2001                                  14,227                                         16,025
10/31/2001                                  14,365                                         16,208
11/30/2001                                  14,203                                         16,080
12/31/2001                                  14,043                                         15,928
 1/31/2002                                  14,239                                         16,204
 2/28/2002                                  14,439                                         16,399
 3/31/2002                                  14,148                                         16,078
 4/30/2002                                  14,445                                         16,392
 5/31/2002                                  14,510                                         16,492
 6/30/2002                                  14,662                                         16,666
 7/31/2002                                  14,888                                         16,880
 8/31/2002                                  15,037                                         17,083
 9/30/2002                                  15,410                                         17,457
10/31/2002                                  15,071                                         17,168
11/30/2002                                  14,944                                         17,097
12/31/2002                                  15,277                                         17,457
 1/31/2003                                  15,190                                         17,413
 2/28/2003                                  15,432                                         17,657
 3/31/2003                                  15,409                                         17,667
 4/30/2003                                  15,545                                         17,784
 5/31/2003                                  15,811                                         18,200
 6/30/2003                                  15,724                                         18,123
 7/31/2003                                  15,218                                         17,489
 8/31/2003                                  15,331                                         17,619
 9/30/2003                                  15,717                                         18,137
10/31/2003                                  15,700                                         18,046
11/30/2003                                  15,904                                         18,234
12/31/2003                                  15,999                                         18,385
 1/31/2004                                  16,011                                         18,490
 2/29/2004                                  16,246                                         18,768
 3/31/2004                                  16,093                                         18,703
 4/30/2004                                  15,777                                         18,260
 5/31/2004                                  15,762                                         18,194
 6/30/2004                                  15,846                                         18,260
 7/31/2004                                  16,035                                         18,500
 8/31/2004                                  16,259                                         18,871

*SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 8/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $17,247 ON AUGUST 31, 2004; $16,423, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE ARKANSAS MUNICIPALS FUND as of August 31, 2004

INVESTMENT UPDATE

[PHOTO OF THOMAS M. METZOLD]
Thomas M. Metzold
Portfolio Manager

MANAGEMENT DISCUSSION

- Arkansas' economy weakened in early 2004, as manufacturing, business services and construction shed jobs. Food processing, which accounts for 30% of manufacturing jobs, was the only such area to show year-over-year job growth. Gains in education, health care, finance and government partially offset losses elsewhere. The state's August 2004 jobless rate was 5.6%, down from 6.4% a year ago.

- Insured* and uninsured hospital bonds were among the Portfolio's largest sector weightings at August 31, 2004. Given stricter Medicare reimbursements and intense industry competition, management focused on institutions we believe have sound financial structures, good management and a favorable demographic base.

- Industrial development revenue bonds (IDRs) were a significant investment for the Portfolio. Management remained selective, with investments focused on paper companies, an airline with a strong foothold in the lucrative Latin American market and a manufacturer of liquid conveyance products for the automobile industry.

- Insured* water and sewer issuers remained an important focus for the Portfolio. Historically, water and sewer bonds have offered a stable revenue stream in a tentative economic recovery. These issues provided funding for Arkansas communities that were upgrading their water facilities.

- Management adjusted the Portfolio's coupon structure to reflect interest rate changes. Management also continued to update call protection, selling issues with unfavorable call features in favor of bonds with longer-dated call provisions.

- Effective September 3, 2004, William H. Ahern became co-portfolio manager of the Portfolio. A vice president of Eaton Vance Management and Boston Research and Management, Mr. Ahern manages other Eaton Vance municipal bond portfolios and has been a portfolio manager at Eaton Vance since 1994.

THE FUND

- During the year ended August 31, 2004, the Fund's Class A and Class B shares had total returns of 6.58% and 5.68%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.88 on August 31, 2004 from $9.73 on August 31, 2003, and the reinvestment of $0.483 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.61 from $10.46, and the reinvestment of $0.440 per share in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 7.11% during the year ended August 31, 2004.(3) The Fund's under-performance during the period resulted from the shorter average duration of the bonds it owns versus the bonds included in the Index. Duration is a measure of the Fund's sensitivity to interest rates changes.

- Based on the most recent dividends and NAVs on August 31, 2004 of $9.88 per share for Class A and $10.61 per share for Class B, the Fund's distribution rates were 4.85% and 4.08%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.04% and 6.77%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at August 31, 2004 were 4.06% and 3.51%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.73% and 5.82%, respectively.(5)

     (1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.

     (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.

     (3)  IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

     (4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.

     (5) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 39.69% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.

     (6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

     * Private insurance does not decrease the risk of loss of principal associated with this investment.

[CHART]

RATING DISTRIBUTION(7)

AAA                      45.5%
AA                        9.2%
A                        26.9%
BBB                      12.0%
BB                        1.8%
CCC                       1.7%
Non-Rated                 2.9%

PORTFOLIO STATISTICS(7)

- Number of Issues:                  61
- Average Maturity:                  18.0 years
- Average Rating:                    AA-A
- Average Call:                      6.4 years
- Average Dollar Price:              $105.07

     (7) Rating Distribution and Portfolio Statistics may not be representative of the Portfolio's current or future investments.

EATON VANCE ARKANSAS MUNICIPALS FUND as of August 31, 2004

PERFORMANCE

FUND INFORMATION
as of August 31, 2004

PERFORMANCE(1)                                                                   CLASS A    CLASS B
---------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                                                           6.58%    5.68%
Five Years                                                                         5.97     5.18
Ten Years                                                                          5.53     4.91
Life of Fund+                                                                      5.00     5.10

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
One Year                                                                           1.46%    0.68%
Five Years                                                                         4.96     4.85
Ten Years                                                                          5.01     4.91
Life of Fund+                                                                      4.52     5.10

+Inception date: Class A: 2/9/94; Class B: 10/2/92

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES
     (CDSC) FOR CLASS B SHARES. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE ARKANSAS MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*
August 31, 1994 - August 31, 2004

               LEHMAN BROTHERS MUNICIPAL BOND INDEX   EATON VANCE ARKANSAS MUNICIPALS FUND CLASS B
 8/31/1994                                   10,000                                         10,000
 9/30/1994                                    9,817                                          9,853
10/31/1994                                    9,545                                          9,678
11/30/1994                                    9,248                                          9,503
12/31/1994                                    9,527                                          9,712
 1/31/1995                                    9,870                                          9,990
 2/28/1995                                   10,212                                         10,281
 3/31/1995                                   10,299                                         10,399
 4/30/1995                                   10,291                                         10,411
 5/31/1995                                   10,583                                         10,743
 6/30/1995                                   10,409                                         10,649
 7/31/1995                                   10,493                                         10,750
 8/31/1995                                   10,616                                         10,886
 9/30/1995                                   10,689                                         10,955
10/31/1995                                   10,877                                         11,115
11/30/1995                                   11,085                                         11,299
12/31/1995                                   11,211                                         11,408
 1/31/1996                                   11,254                                         11,494
 2/29/1996                                   11,117                                         11,416
 3/31/1996                                   10,935                                         11,270
 4/30/1996                                   10,904                                         11,238
 5/31/1996                                   10,881                                         11,234
 6/30/1996                                   10,979                                         11,357
 7/31/1996                                   11,070                                         11,459
 8/31/1996                                   11,046                                         11,457
 9/30/1996                                   11,208                                         11,617
10/31/1996                                   11,280                                         11,748
11/30/1996                                   11,442                                         11,963
12/31/1996                                   11,407                                         11,913
 1/31/1997                                   11,403                                         11,935
 2/28/1997                                   11,505                                         12,045
 3/31/1997                                   11,375                                         11,884
 4/30/1997                                   11,460                                         11,984
 5/31/1997                                   11,613                                         12,164
 6/30/1997                                   11,724                                         12,294
 7/31/1997                                   11,989                                         12,634
 8/31/1997                                   11,897                                         12,516
 9/30/1997                                   12,019                                         12,664
10/31/1997                                   12,084                                         12,746
11/30/1997                                   12,154                                         12,821
12/31/1997                                   12,319                                         13,008
 1/31/1998                                   12,409                                         13,142
 2/28/1998                                   12,432                                         13,146
 3/31/1998                                   12,436                                         13,158
 4/30/1998                                   12,374                                         13,098
 5/31/1998                                   12,546                                         13,306
 6/30/1998                                   12,567                                         13,358
 7/31/1998                                   12,575                                         13,391
 8/31/1998                                   12,753                                         13,598
 9/30/1998                                   12,854                                         13,768
10/31/1998                                   12,815                                         13,768
11/30/1998                                   12,850                                         13,816
12/31/1998                                   12,869                                         13,851
 1/31/1999                                   12,987                                         14,015
 2/28/1999                                   12,926                                         13,954
 3/31/1999                                   12,942                                         13,973
 4/30/1999                                   12,988                                         14,008
 5/31/1999                                   12,926                                         13,927
 6/30/1999                                   12,725                                         13,727
 7/31/1999                                   12,733                                         13,777
 8/31/1999                                   12,548                                         13,666
 9/30/1999                                   12,494                                         13,672
10/31/1999                                   12,280                                         13,524
11/30/1999                                   12,438                                         13,668
12/31/1999                                   12,321                                         13,566
 1/31/2000                                   12,198                                         13,507
 2/29/2000                                   12,404                                         13,664
 3/31/2000                                   12,675                                         13,962
 4/30/2000                                   12,612                                         13,880
 5/31/2000                                   12,490                                         13,808
 6/30/2000                                   12,793                                         14,173
 7/31/2000                                   12,971                                         14,371
 8/31/2000                                   13,145                                         14,592
 9/30/2000                                   13,103                                         14,516
10/31/2000                                   13,229                                         14,675
11/30/2000                                   13,303                                         14,786
12/31/2000                                   13,637                                         15,151
 1/31/2001                                   13,713                                         15,301
 2/28/2001                                   13,775                                         15,350
 3/31/2001                                   13,872                                         15,487
 4/30/2001                                   13,699                                         15,319
 5/31/2001                                   13,852                                         15,484
 6/30/2001                                   13,942                                         15,588
 7/31/2001                                   14,166                                         15,819
 8/31/2001                                   14,363                                         16,079
 9/30/2001                                   14,243                                         16,025
10/31/2001                                   14,423                                         16,208
11/30/2001                                   14,284                                         16,080
12/31/2001                                   14,161                                         15,928
 1/31/2002                                   14,304                                         16,204
 2/28/2002                                   14,493                                         16,399
 3/31/2002                                   14,265                                         16,078
 4/30/2002                                   14,510                                         16,392
 5/31/2002                                   14,575                                         16,492
 6/30/2002                                   14,714                                         16,666
 7/31/2002                                   14,886                                         16,880
 8/31/2002                                   15,023                                         17,083
 9/30/2002                                   15,330                                         17,457
10/31/2002                                   14,915                                         17,168
11/30/2002                                   14,869                                         17,097
12/31/2002                                   15,192                                         17,457
 1/31/2003                                   15,002                                         17,413
 2/28/2003                                   15,219                                         17,657
 3/31/2003                                   15,209                                         17,667
 4/30/2003                                   15,418                                         17,784
 5/31/2003                                   15,716                                         18,200
 6/30/2003                                   15,728                                         18,123
 7/31/2003                                   15,197                                         17,489
 8/31/2003                                   15,281                                         17,619
 9/30/2003                                   15,673                                         18,137
10/31/2003                                   15,742                                         18,046
11/30/2003                                   15,889                                         18,234
12/31/2003                                   15,998                                         18,385
 1/31/2004                                   16,083                                         18,490
 2/29/2004                                   16,335                                         18,768
 3/31/2004                                   16,179                                         18,703
 4/30/2004                                   15,945                                         18,260
 5/31/2004                                   15,987                                         18,194
 6/30/2004                                   15,979                                         18,260
 7/31/2004                                   16,093                                         18,500
 8/31/2004                                   16,150                                         18,871

*SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 8/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $17,127 ON AUGUST 31, 2004; $16,306, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE GEORGIA MUNICIPALS FUND as of August 31, 2004

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT DISCUSSION

- After three years of job losses, growth returned to Georgia in early 2004, reflecting improving manufacturing activity, strong demand for transportation and revived tourism. Residential housing construction remained upbeat, while the commercial side showed moderate progress. The state's August 2004 jobless rate was 4.1%, down from 4.6% a year ago.

- Industrial development revenue bonds (IDRs) were the Portfolio's largest sector weighting at August 31, 2004. The Portfolio's investments reflected an exposure to economically sensitive areas - such as airlines and additive systems for the energy industry - as well as non-cyclical areas, including food, consumer products and beverages.

- Insured* water and sewer bonds represented a major investment. From Atlanta's surging growth to rural county water improvements, Georgia communities have been faced with the need to upgrade their water infrastructure, a trend that has provided the Portfolio with new income opportunities.

- Insured* transportation bonds have financed key projects within Atlanta's transportation grid. In response to exceptional population growth, the city's rapid transit authority has expanded service and renovated many of its facilities, projects that have been financed by some of the Portfolio's investments.

- Management has taken advantage of Puerto Rico issues as a way to further diversify the Portfolio and adjust its coupon structure. The Portfolio's Puerto Rico investments included transportation, lease revenue, special tax revenue, general obligations, utilities and industrial development revenue bonds.

THE FUND

- During the year ended August 31, 2004, the Fund's Class A and Class B shares had total returns of 7.52% and 6.69%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.48 on August 31, 2004 from $9.26 on August 31, 2003, and the reinvestment of $0.466 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.13 from $9.90, and the reinvestment of $0.425 per share in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 7.11% during the year ended August 31, 2004.(3)

- Based on the most recent dividends and NAVs on August 31, 2004 of $9.48 per share for Class A and $10.13 per share for Class B, the Fund's distribution rates were 4.92% and 4.18%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.05% and 6.84%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at August 31, 2004 were 4.33% and 3.81%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.14% and 6.35%, respectively.(5)

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.

(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.

(3)  IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.

(5) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.90% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.

(6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

RATING DISTRIBUTION(7)

[CHART]

AAA          58.1%
BB           16.8%
A            14.0%
BBB           2.9%
BB            1.4%
CCC           1.5%
Non-Rated     1.6%

PORTFOLIO STATISTICS(7)

- Number of Issues:                  54
- Average Maturity:                  20.3 years
- Average Rating:                    AA
- Average Call:                      7.9 years
- Average Dollar Price:              $105.85

(7) Rating Distribution and Portfolio Statistics may not be representative of the Portfolio's current or future investments.

EATON VANCE GEORGIA MUNICIPALS FUND as of August 31, 2004

PERFORMANCE

FUND INFORMATION
as of August 31, 2004

PERFORMANCE(1)                                             CLASS A      CLASS B
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                                      7.52%        6.69%
Five Years                                                    6.36         5.56
Ten Years                                                     5.50         4.89
Life of Fund(+)                                               4.66         4.94

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES
CHARGE OR APPLICABLE CDSC)
One Year                                                      2.43%        1.69%
Five Years                                                    5.32         5.24
Ten Years                                                     4.99         4.89
Life of Fund(+)                                               4.18         4.94

+Inception date: Class A: 12/7/93; Class B: 12/23/91

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES
     (CDSC) FOR CLASS B SHARES. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE
GEORGIA MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX* August 31, 1994 - August 31, 2004

                   LEHMAN BROTHERS        EATON VANCE GEORGIA
                 MUNICIPAL BOND INDEX    MUNICIPALS FUND CLASS B
------------------------------------------------------------------
 8/31/1994                     10,000                       10,000
 9/30/1994                      9,829                        9,853
10/31/1994                      9,566                        9,678
11/30/1994                      9,279                        9,503
12/31/1994                      9,535                        9,712
 1/31/1995                      9,857                        9,990
 2/28/1995                     10,157                       10,281
 3/31/1995                     10,257                       10,399
 4/30/1995                     10,236                       10,411
 5/31/1995                     10,495                       10,743
 6/30/1995                     10,324                       10,649
 7/31/1995                     10,355                       10,750
 8/31/1995                     10,490                       10,886
 9/30/1995                     10,574                       10,955
10/31/1995                     10,767                       11,115
11/30/1995                     10,980                       11,299
12/31/1995                     11,097                       11,408
 1/31/1996                     11,150                       11,494
 2/29/1996                     11,017                       11,416
 3/31/1996                     10,838                       11,270
 4/30/1996                     10,803                       11,238
 5/31/1996                     10,800                       11,234
 6/30/1996                     10,912                       11,357
 7/31/1996                     11,007                       11,459
 8/31/1996                     11,005                       11,457
 9/30/1996                     11,184                       11,617
10/31/1996                     11,270                       11,748
11/30/1996                     11,461                       11,963
12/31/1996                     11,414                       11,913
 1/31/1997                     11,400                       11,935
 2/28/1997                     11,528                       12,045
 3/31/1997                     11,383                       11,884
 4/30/1997                     11,482                       11,984
 5/31/1997                     11,630                       12,164
 6/30/1997                     11,699                       12,294
 7/31/1997                     12,021                       12,634
 8/31/1997                     11,903                       12,516
 9/30/1997                     12,042                       12,664
10/31/1997                     12,110                       12,746
11/30/1997                     12,170                       12,821
12/31/1997                     12,354                       13,008
 1/31/1998                     12,472                       13,142
 2/28/1998                     12,461                       13,146
 3/31/1998                     12,429                       13,158
 4/30/1998                     12,341                       13,098
 5/31/1998                     12,544                       13,306
 6/30/1998                     12,554                       13,358
 7/31/1998                     12,563                       13,391
 8/31/1998                     12,736                       13,598
 9/30/1998                     12,903                       13,768
10/31/1998                     12,862                       13,768
11/30/1998                     12,898                       13,816
12/31/1998                     12,880                       13,851
 1/31/1999                     13,026                       14,015
 2/28/1999                     12,950                       13,954
 3/31/1999                     12,878                       13,973
 4/30/1999                     12,899                       14,008
 5/31/1999                     12,796                       13,927
 6/30/1999                     12,536                       13,727
 7/31/1999                     12,492                       13,777
 8/31/1999                     12,298                       13,666
 9/30/1999                     12,229                       13,672
10/31/1999                     11,991                       13,524
11/30/1999                     12,090                       13,668
12/31/1999                     11,942                       13,566
 1/31/2000                     11,812                       13,507
 2/29/2000                     12,026                       13,664
 3/31/2000                     12,321                       13,962
 4/30/2000                     12,227                       13,880
 5/31/2000                     12,113                       13,808
 6/30/2000                     12,494                       14,173
 7/31/2000                     12,731                       14,371
 8/31/2000                     12,924                       14,592
 9/30/2000                     12,799                       14,516
10/31/2000                     12,957                       14,675
11/30/2000                     13,059                       14,786
12/31/2000                     13,475                       15,151
 1/31/2001                     13,499                       15,301
 2/28/2001                     13,575                       15,350
 3/31/2001                     13,676                       15,487
 4/30/2001                     13,424                       15,319
 5/31/2001                     13,610                       15,484
 6/30/2001                     13,702                       15,588
 7/31/2001                     13,949                       15,819
 8/31/2001                     14,194                       16,079
 9/30/2001                     13,982                       16,025
10/31/2001                     14,139                       16,208
11/30/2001                     14,006                       16,080
12/31/2001                     13,846                       15,928
 1/31/2002                     14,008                       16,204
 2/28/2002                     14,230                       16,399
 3/31/2002                     13,947                       16,078
 4/30/2002                     14,200                       16,392
 5/31/2002                     14,265                       16,492
 6/30/2002                     14,379                       16,666
 7/31/2002                     14,586                       16,880
 8/31/2002                     14,711                       17,083
 9/30/2002                     15,043                       17,457
10/31/2002                     14,695                       17,168
11/30/2002                     14,615                       17,097
12/31/2002                     14,980                       17,457
 1/31/2003                     14,823                       17,413
 2/28/2003                     15,046                       17,657
 3/31/2003                     15,033                       17,667
 4/30/2003                     15,249                       17,784
 5/31/2003                     15,588                       18,200
 6/30/2003                     15,582                       18,123
 7/31/2003                     14,995                       17,489
 8/31/2003                     15,111                       17,619
 9/30/2003                     15,517                       18,137
10/31/2003                     15,555                       18,046
11/30/2003                     15,753                       18,234
12/31/2003                     15,865                       18,385
 1/31/2004                     15,966                       18,490
 2/29/2004                     16,243                       18,768
 3/31/2004                     16,078                       18,703
 4/30/2004                     15,706                       18,260
 5/31/2004                     15,623                       18,194
 6/30/2004                     15,707                       18,260
 7/31/2004                     15,904                       18,500
 8/31/2004                     16,122                       18,871

*SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 8/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $17,082 ON AUGUST 31, 2004; $16,271, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE KENTUCKY MUNICIPALS FUND as of August 31, 2004

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager

MANAGEMENT DISCUSSION

- Kentucky's economy showed signs of recovery in 2004. Job creation occurred predominantly in the service sectors, including education, government and health care. Manufacturing losses continued, with particular weakness in the metals, computer, electrical equipment and apparel sectors. The state's August 2004 jobless rate was 5.3%, down from 6.2% a year ago.

- Insured* transportation bonds were the Portfolio's largest sector weighting at August 31, 2004. Investments included issues for regional and county airport authorities, as well as highway and turnpike revitalization bonds. With revenues drawn from toll collections, turnpike bonds are valued for their historically stable revenue streams.

- Industrial development revenue bonds (IDRs) were a major focus of the Portfolio, although management remained very selective in an uncertain economy. Investments included a wide range of sectors, including energy, chemicals, retailing, airlines and a manufacturer of wire and cable for the utilities industry.

- Insured* lease revenue/certificates of participation (COPs) constituted significant investments. COPs are an alternative financing tool often used to finance the purchase of equipment and facilities for transportation, power generation and other public projects.

- Management continued to adjust the average coupon of the Portfolio's holdings. Puerto Rico bonds gave the Portfolio added flexibility to adjust the coupon structure, as well as to diversify further in general obligations, special tax revenue, highway and electric utility bonds.

THE FUND

- During the year ended August 31, 2004, the Fund's Class A and Class B shares had total returns of 5.70% and 4.96%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.32 on August 31, 2004 from $9.24 on August 31, 2003, and the reinvestment of $0.439 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.06 from $9.97, and the reinvestment of $0.399 per share in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 7.11% during the year ended August 31, 2004.(3) The Fund's under-performance during the period resulted from the shorter average duration of the bonds it owns versus the bonds included in the Index. Duration is a measure of the Fund's sensitivity to interest rates changes.

- Based on the most recent dividends and NAVs on August 31, 2004 of $9.32 per share for Class A and $10.06 per share for Class B, the Fund's distribution rates were 4.69% and 3.93%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.68% and 6.43%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at August 31, 2004 were 3.42% and 2.84%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.60% and 4.65%, respectively.(5)

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.

(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.

(3)  IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.

(5) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.90% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.

(6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

RATING DISTRIBUTION(7)

[CHART]

AAA          57.2%
AA           17.5%
A             8.2%
BBB           6.3%
CC            0.9%
Non-Rated     9.9%

PORTFOLIO STATISTICS(7)

- Number of Issues:                  48
- Average Maturity:                  17.3 years
- Average Rating:                    AA
- Average Call:                      6.8 years
- Average Dollar Price:              $95.03

(7) Rating Distribution and Portfolio Statistics may not be representative of the Portfolio's current or future investments.

Eaton Vance Kentucky Municipals Fund as of August 31, 2004
PERFORMANCE

FUND INFORMATION
as of August 31, 2004

PERFORMANCE(1)                                              Class A     Class B
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                                      5.70%        4.96%
Five Years                                                    4.94         4.20
Ten Years                                                     5.31         4.70
Life of Fund(+)                                               4.48         4.81

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR
APPLICABLE CDSC)
One Year                                                      0.69%       -0.04%
Five Years                                                    3.92         3.86
Ten Years                                                     4.80         4.70
Life of Fund(+)                                               4.00         4.81

(+)Inception date: Class A: 12/7/93; Class B: 12/23/91

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES
     (CDSC) FOR CLASS B SHARES. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE
KENTUCKY MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX* August 31, 1994 - August 31, 2004

                   LEHMAN BROTHERS         EATON VANCE KENTUCKY
                 MUNICIPAL BOND INDEX     MUNICIPALS FUND CLASS B
------------------------------------------------------------------
 8/31/1994                     10,000                       10,000
 9/30/1994                      9,791                        9,853
10/31/1994                      9,520                        9,678
11/30/1994                      9,276                        9,503
12/31/1994                      9,553                        9,712
 1/31/1995                      9,927                        9,990
 2/28/1995                     10,248                       10,281
 3/31/1995                     10,338                       10,399
 4/30/1995                     10,329                       10,411
 5/31/1995                     10,651                       10,743
 6/30/1995                     10,461                       10,649
 7/31/1995                     10,525                       10,750
 8/31/1995                     10,661                       10,886
 9/30/1995                     10,724                       10,955
10/31/1995                     10,927                       11,115
11/30/1995                     11,152                       11,299
12/31/1995                     11,269                       11,408
 1/31/1996                     11,312                       11,494
 2/29/1996                     11,169                       11,416
 3/31/1996                     11,025                       11,270
 4/30/1996                     10,991                       11,238
 5/31/1996                     10,989                       11,234
 6/30/1996                     11,111                       11,357
 7/31/1996                     11,172                       11,459
 8/31/1996                     11,136                       11,457
 9/30/1996                     11,303                       11,617
10/31/1996                     11,399                       11,748
11/30/1996                     11,555                       11,963
12/31/1996                     11,541                       11,913
 1/31/1997                     11,572                       11,935
 2/28/1997                     11,688                       12,045
 3/31/1997                     11,566                       11,884
 4/30/1997                     11,641                       11,984
 5/31/1997                     11,799                       12,164
 6/30/1997                     11,925                       12,294
 7/31/1997                     12,234                       12,634
 8/31/1997                     12,151                       12,516
 9/30/1997                     12,267                       12,664
10/31/1997                     12,335                       12,746
11/30/1997                     12,408                       12,821
12/31/1997                     12,568                       13,008
 1/31/1998                     12,661                       13,142
 2/28/1998                     12,686                       13,146
 3/31/1998                     12,715                       13,158
 4/30/1998                     12,640                       13,098
 5/31/1998                     12,806                       13,306
 6/30/1998                     12,829                       13,358
 7/31/1998                     12,850                       13,391
 8/31/1998                     12,998                       13,598
 9/30/1998                     13,104                       13,768
10/31/1998                     13,052                       13,768
11/30/1998                     13,090                       13,816
12/31/1998                     13,122                       13,851
 1/31/1999                     13,245                       14,015
 2/28/1999                     13,196                       13,954
 3/31/1999                     13,213                       13,973
 4/30/1999                     13,262                       14,008
 5/31/1999                     13,212                       13,927
 6/30/1999                     13,044                       13,727
 7/31/1999                     13,054                       13,777
 8/31/1999                     12,889                       13,666
 9/30/1999                     12,848                       13,672
10/31/1999                     12,641                       13,524
11/30/1999                     12,729                       13,668
12/31/1999                     12,610                       13,566
 1/31/2000                     12,523                       13,507
 2/29/2000                     12,646                       13,664
 3/31/2000                     12,916                       13,962
 4/30/2000                     12,773                       13,880
 5/31/2000                     12,530                       13,808
 6/30/2000                     12,819                       14,173
 7/31/2000                     12,992                       14,371
 8/31/2000                     13,174                       14,592
 9/30/2000                     13,092                       14,516
10/31/2000                     13,198                       14,675
11/30/2000                     13,289                       14,786
12/31/2000                     13,665                       15,151
 1/31/2001                     13,719                       15,301
 2/28/2001                     13,729                       15,350
 3/31/2001                     13,819                       15,487
 4/30/2001                     13,596                       15,319
 5/31/2001                     13,752                       15,484
 6/30/2001                     13,843                       15,588
 7/31/2001                     14,059                       15,819
 8/31/2001                     14,302                       16,079
 9/30/2001                     14,146                       16,025
10/31/2001                     14,287                       16,208
11/30/2001                     14,166                       16,080
12/31/2001                     13,978                       15,928
 1/31/2002                     14,123                       16,204
 2/28/2002                     14,328                       16,399
 3/31/2002                     14,017                       16,078
 4/30/2002                     14,281                       16,392
 5/31/2002                     14,373                       16,492
 6/30/2002                     14,513                       16,666
 7/31/2002                     14,645                       16,880
 8/31/2002                     14,768                       17,083
 9/30/2002                     15,111                       17,457
10/31/2002                     14,764                       17,168
11/30/2002                     14,698                       17,097
12/31/2002                     15,028                       17,457
 1/31/2003                     14,916                       17,413
 2/28/2003                     15,195                       17,657
 3/31/2003                     15,165                       17,667
 4/30/2003                     15,303                       17,784
 5/31/2003                     15,578                       18,200
 6/30/2003                     15,466                       18,123
 7/31/2003                     14,942                       17,489
 8/31/2003                     15,085                       17,619
 9/30/2003                     15,487                       18,137
10/31/2003                     15,432                       18,046
11/30/2003                     15,639                       18,234
12/31/2003                     15,716                       18,385
 1/31/2004                     15,705                       18,490
 2/29/2004                     15,929                       18,768
 3/31/2004                     15,793                       18,703
 4/30/2004                     15,484                       18,260
 5/31/2004                     15,413                       18,194
 6/30/2004                     15,463                       18,260
 7/31/2004                     15,638                       18,500
 8/31/2004                     15,834                       18,871

*SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 8/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $16,780 ON AUGUST 31, 2004; $15,982, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE LOUISIANA MUNICIPALS FUND as of August 31, 2004

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]

Robert B. MacIntosh
Portfolio Manager

MANAGEMENT DISCUSSION

- Louisiana registered job growth in the first half of 2004, although at a slower pace than in 2003. Major growth engines were health care, education and tourism. Job losses occurred in the manufacturing and chemical sectors. Chemical producers were hard pressed by soaring feedstock prices and competition from foreign suppliers. The state's August 2004 jobless rate was 6.1%, down from 6.8% a year ago, but above the 5.4% national rate.

- Insured* education bonds constituted the Portfolio's largest sector weighting at August 31, 2004, including some of Louisiana's finest universities. Historically, colleges and universities generally have enjoyed stable enrollment and revenues, irrespective of the economic environment.

- Insured* general obligations (GOs) were a large commitment for the Portfolio at a time when the economic recovery has advanced unevenly throughout the state. In addition to a state GO, the Portfolio's investments included issues for cities and parishes with a solid tax base and sound local economies.

- Insured* special tax revenue bonds were a significant weighting for the Portfolio. These issues provided the state and local communities an alternative means to meet the demands of growing communities and to finance new infrastructure projects.

- Management took advantage of its ability to invest in Puerto Rico bonds, providing diversification and the ability to adjust the average coupon and call structure of the Portfolio's holdings. Investments included electric utilities, lease revenue, GOs and infrastructure financing bonds.

THE FUND

- During the year ended August 31, 2004, the Fund's Class A and Class B shares had total returns of 7.44% and 6.72%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.84 on August 31, 2004 from $9.61 on August 31, 2003, and the reinvestment of $0.472 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.40 from $10.15, and the reinvestment of $0.422 per share in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 7.11% during the year ended August 31, 2004.(3)

- Based on the most recent dividends and NAVs on August 31, 2004 of $9.84 per share for Class A and $10.40 per share for Class B, the Fund's distribution rates were 4.81% and 4.06%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.87% and 6.64%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at August 31, 2004 were 4.44% and 3.91%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.27% and 6.40%, respectively.(5)

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.

(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.

(3)  IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.

(5) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.90% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.

(6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

     * Private insurance does not decrease the risk of loss of principal associated with this investment.

[CHART]

RATING DISTRIBUTION(7)

AAA             74.8%
AA              12.6%
BBB              8.8%
Non-Rated        3.8%

PORTFOLIO STATISTICS(7)

- Number of Issues:             41
- Average Maturity:             21.8 years
- Average Rating:               AA+A
- Average Call:                 8.2 years
- Average Dollar Price:         $96.49


(7) Rating Distribution and Portfolio Statistics may not be representative of the Portfolio's current or future investments.

EATON VANCE LOUISIANA MUNICIPALS FUND as of August 31, 2004

PERFORMANCE

FUND INFORMATION
as of August 31, 2004

PERFORMANCE(1)                                  CLASS A  CLASS B
----------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
  (AT NET ASSET VALUE)
One Year                                           7.44%    6.72%
Five Years                                         6.34     5.57
Ten Years                                          5.63     4.95
Life of Fund+                                      5.05     5.12

SEC AVERAGE ANNUAL TOTAL RETURNS
  (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
One Year                                           2.32%    1.72%
Five Years                                         5.32     5.24
Ten Years                                          5.12     4.95
Life of Fund+                                      4.56     5.12

+ Inception date: Class A: 2/14/94; Class B: 10/2/92

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES
     (CDSC) FOR CLASS B SHARES. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% -5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE LOUISIANA MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

August 31, 1994 - August 31, 2004

                EATON VANCE LOUISIANA                    LEHMAN BROTHERS
  DATE          MUNICIPALS FUND CLASS B                  MUNICIPAL BOND INDEX
-----------------------------------------------------------------------------
 8/31/1994      10,000                                   10,000
 9/30/1994       9,797                                    9,853
10/31/1994       9,525                                    9,678
11/30/1994       9,257                                    9,503
12/31/1994       9,532                                    9,712
 1/31/1995       9,893                                    9,990
 2/28/1995      10,232                                   10,281
 3/31/1995      10,302                                   10,399
 4/30/1995      10,275                                   10,411
 5/31/1995      10,491                                   10,743
 6/30/1995      10,316                                   10,649
 7/31/1995      10,392                                   10,750
 8/31/1995      10,508                                   10,886
 9/30/1995      10,583                                   10,955
10/31/1995      10,775                                   11,115
11/30/1995      10,967                                   11,299
12/31/1995      11,096                                   11,408
 1/31/1996      11,109                                   11,494
 2/29/1996      10,938                                   11,416
 3/31/1996      10,776                                   11,270
 4/30/1996      10,778                                   11,238
 5/31/1996      10,821                                   11,234
 6/30/1996      10,924                                   11,357
 7/31/1996      11,031                                   11,459
 8/31/1996      11,009                                   11,457
 9/30/1996      11,188                                   11,617
10/31/1996      11,297                                   11,748
11/30/1996      11,477                                   11,963
12/31/1996      11,445                                   11,913
 1/31/1997      11,455                                   11,935
 2/28/1997      11,551                                   12,045
 3/31/1997      11,444                                   11,884
 4/30/1997      11,510                                   11,984
 5/31/1997      11,635                                   12,164
 6/30/1997      11,729                                   12,294
 7/31/1997      12,050                                   12,634
 8/31/1997      11,947                                   12,516
 9/30/1997      12,052                                   12,664
10/31/1997      12,146                                   12,746
11/30/1997      12,232                                   12,821
12/31/1997      12,392                                   13,008
 1/31/1998      12,452                                   13,142
 2/28/1998      12,456                                   13,146
 3/31/1998      12,486                                   13,158
 4/30/1998      12,366                                   13,098
 5/31/1998      12,605                                   13,306
 6/30/1998      12,594                                   13,358
 7/31/1998      12,605                                   13,391
 8/31/1998      12,828                                   13,598
 9/30/1998      12,996                                   13,768
10/31/1998      12,896                                   13,768
11/30/1998      12,958                                   13,816
12/31/1998      12,953                                   13,851
 1/31/1999      13,100                                   14,015
 2/28/1999      12,988                                   13,954
 3/31/1999      12,966                                   13,973
 4/30/1999      12,986                                   14,008
 5/31/1999      12,858                                   13,927
 6/30/1999      12,624                                   13,727
 7/31/1999      12,605                                   13,777
 8/31/1999      12,361                                   13,666
 9/30/1999      12,279                                   13,672
10/31/1999      11,992                                   13,524
11/30/1999      12,101                                   13,668
12/31/1999      11,953                                   13,566
 1/31/2000      11,797                                   13,507
 2/29/2000      12,033                                   13,664
 3/31/2000      12,362                                   13,962
 4/30/2000      12,229                                   13,880
 5/31/2000      12,115                                   13,808
 6/30/2000      12,476                                   14,173
 7/31/2000      12,709                                   14,371
 8/31/2000      12,938                                   14,592
 9/30/2000      12,853                                   14,516
10/31/2000      13,007                                   14,675
11/30/2000      13,107                                   14,786
12/31/2000      13,609                                   15,151
 1/31/2001      13,631                                   15,301
 2/28/2001      13,678                                   15,350
 3/31/2001      13,803                                   15,487
 4/30/2001      13,526                                   15,319
 5/31/2001      13,721                                   15,484
 6/30/2001      13,824                                   15,588
 7/31/2001      14,065                                   15,819
 8/31/2001      14,333                                   16,079
 9/30/2001      14,207                                   16,025
10/31/2001      14,332                                   16,208
11/30/2001      14,227                                   16,080
12/31/2001      14,041                                   15,928
 1/31/2002      14,240                                   16,204
 2/28/2002      14,444                                   16,399
 3/31/2002      14,080                                   16,078
 4/30/2002      14,313                                   16,392
 5/31/2002      14,419                                   16,492
 6/30/2002      14,557                                   16,666
 7/31/2002      14,731                                   16,880
 8/31/2002      14,881                                   17,083
 9/30/2002      15,264                                   17,457
10/31/2002      14,907                                   17,168
11/30/2002      14,827                                   17,097
12/31/2002      15,169                                   17,457
 1/31/2003      15,029                                   17,413
 2/28/2003      15,246                                   17,657
 3/31/2003      15,217                                   17,667
 4/30/2003      15,339                                   17,784
 5/31/2003      15,626                                   18,200
 6/30/2003      15,561                                   18,123
 7/31/2003      15,088                                   17,489
 8/31/2003      15,186                                   17,619
 9/30/2003      15,539                                   18,137
10/31/2003      15,530                                   18,046
11/30/2003      15,768                                   18,234
12/31/2003      15,893                                   18,385
 1/31/2004      15,946                                   18,490
 2/29/2004      16,156                                   18,768
 3/31/2004      15,994                                   18,703
 4/30/2004      15,707                                   18,260
 5/31/2004      15,656                                   18,194
 6/30/2004      15,739                                   18,260
 7/31/2004      15,947                                   18,500
 8/31/2004      16,207                                   18,871

* SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 8/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $17,286 ON AUGUST 31, 2004; $16,469, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE MARYLAND MUNICIPALS FUND as of August 31, 2004

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]

WILLIAM H. AHERN
PORTFOLIO MANAGER

MANAGEMENT DISCUSSION

- Maryland's job growth exceeded the nation's as a whole in 2004, spurred by gains in health care, education, security and leisure, benefiting from an aging babyboomer population, as well as a recovery in tourism since 2001. Manufacturing losses persisted for the third straight year. The state's August 2004 jobless rate was 4.1%, down from 4.5% a year ago.

- Insured* and uninsured hospital bonds were among the Portfolio's largest sector weightings at August 31, 2004. Management remained very selective within the hospital sector, focusing investments on acute care institutions with good market share, as well as facilities with in-demand specialties, such as cardiac care or dialysis services.

- Education bonds were major investments. University bonds were attractive, as the recovery faltered somewhat. Some Maryland colleges and universities enjoy very high applicant ratios, affording those institutions the ability to raise tuition costs. That contrasts dramatically with industrial issuers, which have not enjoyed such pricing flexibility.

- Escrowed bonds were among the Portfolio's largest commitments. Escrowed bonds are pre-refunded to their approaching call dates and, in some cases, continue to deliver above-average income. Because they are backed by Treasury bonds, escrowed bonds are considered to be of the highest quality.

- The Portfolio made structural changes, as necessary, to adjust to changing market conditions. Management maintained an investment approach that emphasized a broad mix according to sector and issuer.

- Effective September 13, 2004, Craig Brandon assumed management responsibilities for the Portfolio. A vicepresident of Eaton Vance Management and Boston Research and Management, Mr. Brandon joined Eaton Vance in 1998, and has since worked as a municipal bond analyst. Prior to joining Eaton Vance, he was a state budget and capital finance analyst for the New York State Assembly.

THE FUND

- During the year ended August 31, 2004, the Fund's Class A and Class B shares had total returns of 5.14% and 4.34%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.49 on August 31, 2004 from $9.50 on August 31, 2003, and the reinvestment of $0.449 per share in tax-free income and $0.042 in capital gain distributions.(2) For Class B, this return resulted from a decrease in NAV to $10.35 from $10.36, and the reinvestment of $0.414 per share in tax-free income and $0.042 in capital gain distributions.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 7.11% during the year ended August 31, 2004.(3) The Fund's performance was hurt during the period by its exposure to a troubled hospital credit in Prince George's County.

- Based on the most recent dividends and NAVs on August 31, 2004 of $9.49 per share for Class A and $10.35 per share for Class B, the Fund's distribution rates were 4.73% and 3.98%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.64% and 6.43%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at August 31, 2004 were 4.61% and 3.79%, respectively. (6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.45% and 6.12%, respectively.(5)

  (1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.

  (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.

  (3) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

  (4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.

  (5) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.09% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.

  (6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

  * Private insurance does not decrease the risk of loss of principal associated with this investment.

[CHART]

RATING DISTRIBUTION(6)

AAA             49.8%
AA              19.7%
A               13.7%
Non-Rated       10.4%
BBB              4.6%
CC               1.8%

PORTFOLIO STATISTICS(7)

- Number of Issues:                54
- Average Maturity:                22.7 years
- Average Rating:                  AA-
- Average Call:                    8.6 years
- Average Dollar Price:            $105.35

  (7) Rating Distribution and Portfolio Statistics may not be representative of the Portfolio's current or future investments.

EATON VANCE MARYLAND MUNICIPALS FUND as of August 31, 2004

PERFORMANCE

FUND INFORMATION
as of August 31, 2004

PERFORMANCE(1)                                                                     CLASS A         CLASS B
----------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                                                              5.14%           4.34%
Five Years                                                                            5.51            4.69
Ten Years                                                                             5.34            4.65
Life of Fund+                                                                         4.50            4.88

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
One Year                                                                              0.18%          -0.65%
Five Years                                                                            4.49            4.36
Ten Years                                                                             4.83            4.65
Life of Fund+                                                                         4.03            4.88

+ Inception date: Class A: 12/10/93; Class B: 2/3/92

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES
     (CDSC) FOR CLASS B SHARES. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE MARYLAND MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

August 31, 1994 - August 31, 2004

                EATON VANCE MARYLAND                     LEHMAN BROTHERS
  DATE          MUNICIPALS FUND CLASS B                  MUNICIPAL BOND INDEX
-----------------------------------------------------------------------------
 8/31/1994      10,000                                   10,000
 9/30/1994       9,786                                    9,853
10/31/1994       9,512                                    9,678
11/30/1994       9,224                                    9,503
12/31/1994       9,545                                    9,712
 1/31/1995       9,891                                    9,990
 2/28/1995      10,275                                   10,281
 3/31/1995      10,373                                   10,399
 4/30/1995      10,344                                   10,411
 5/31/1995      10,679                                   10,743
 6/30/1995      10,442                                   10,649
 7/31/1995      10,526                                   10,750
 8/31/1995      10,671                                   10,886
 9/30/1995      10,735                                   10,955
10/31/1995      10,956                                   11,115
11/30/1995      11,198                                   11,299
12/31/1995      11,347                                   11,408
 1/31/1996      11,433                                   11,494
 2/29/1996      11,274                                   11,416
 3/31/1996      11,092                                   11,270
 4/30/1996      11,061                                   11,238
 5/31/1996      11,050                                   11,234
 6/30/1996      11,160                                   11,357
 7/31/1996      11,264                                   11,459
 8/31/1996      11,252                                   11,457
 9/30/1996      11,438                                   11,617
10/31/1996      11,522                                   11,748
11/30/1996      11,708                                   11,963
12/31/1996      11,664                                   11,913
 1/31/1997      11,650                                   11,935
 2/28/1997      11,765                                   12,045
 3/31/1997      11,601                                   11,884
 4/30/1997      11,710                                   11,984
 5/31/1997      11,877                                   12,164
 6/30/1997      11,990                                   12,294
 7/31/1997      12,304                                   12,634
 8/31/1997      12,223                                   12,516
 9/30/1997      12,348                                   12,664
10/31/1997      12,415                                   12,746
11/30/1997      12,498                                   12,821
12/31/1997      12,666                                   13,008
 1/31/1998      12,780                                   13,142
 2/28/1998      12,770                                   13,146
 3/31/1998      12,775                                   13,158
 4/30/1998      12,690                                   13,098
 5/31/1998      12,888                                   13,306
 6/30/1998      12,898                                   13,358
 7/31/1998      12,896                                   13,391
 8/31/1998      13,076                                   13,598
 9/30/1998      13,168                                   13,768
10/31/1998      13,130                                   13,768
11/30/1998      13,022                                   13,816
12/31/1998      12,994                                   13,851
 1/31/1999      13,150                                   14,015
 2/28/1999      13,137                                   13,954
 3/31/1999      13,129                                   13,973
 4/30/1999      13,162                                   14,008
 5/31/1999      12,927                                   13,927
 6/30/1999      12,725                                   13,727
 7/31/1999      12,732                                   13,777
 8/31/1999      12,520                                   13,666
 9/30/1999      12,441                                   13,672
10/31/1999      12,174                                   13,524
11/30/1999      12,271                                   13,668
12/31/1999      12,150                                   13,566
 1/31/2000      12,034                                   13,507
 2/29/2000      12,239                                   13,664
 3/31/2000      12,522                                   13,962
 4/30/2000      12,442                                   13,880
 5/31/2000      12,328                                   13,808
 6/30/2000      12,602                                   14,173
 7/31/2000      12,801                                   14,371
 8/31/2000      12,958                                   14,592
 9/30/2000      12,885                                   14,516
10/31/2000      13,007                                   14,675
11/30/2000      13,115                                   14,786
12/31/2000      13,472                                   15,151
 1/31/2001      13,504                                   15,301
 2/28/2001      13,600                                   15,350
 3/31/2001      13,720                                   15,487
 4/30/2001      13,580                                   15,319
 5/31/2001      13,715                                   15,484
 6/30/2001      13,800                                   15,588
 7/31/2001      13,993                                   15,819
 8/31/2001      14,252                                   16,079
 9/30/2001      14,154                                   16,025
10/31/2001      14,303                                   16,208
11/30/2001      14,215                                   16,080
12/31/2001      14,060                                   15,928
 1/31/2002      14,227                                   16,204
 2/28/2002      14,371                                   16,399
 3/31/2002      14,112                                   16,078
 4/30/2002      14,326                                   16,392
 5/31/2002      14,387                                   16,492
 6/30/2002      14,522                                   16,666
 7/31/2002      14,691                                   16,880
 8/31/2002      14,824                                   17,083
 9/30/2002      15,197                                   17,457
10/31/2002      14,849                                   17,168
11/30/2002      14,785                                   17,097
12/31/2002      15,079                                   17,457
 1/31/2003      15,013                                   17,413
 2/28/2003      15,239                                   17,657
 3/31/2003      15,240                                   17,667
 4/30/2003      15,388                                   17,784
 5/31/2003      15,652                                   18,200
 6/30/2003      15,573                                   18,123
 7/31/2003      14,968                                   17,489
 8/31/2003      15,091                                   17,619
 9/30/2003      15,390                                   18,137
10/31/2003      15,367                                   18,046
11/30/2003      15,554                                   18,234
12/31/2003      15,692                                   18,385
 1/31/2004      15,699                                   18,490
 2/29/2004      15,947                                   18,768
 3/31/2004      15,788                                   18,703
 4/30/2004      15,461                                   18,260
 5/31/2004      15,380                                   18,194
 6/30/2004      15,414                                   18,260
 7/31/2004      15,571                                   18,500
 8/31/2004      15,747                                   18,871

* SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 8/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $16,824 ON AUGUST 31, 2004; $16,024, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE MISSOURI MUNICIPALS FUND as of August 31, 2004
INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT DISCUSSION

- Missouri's job picture improved in the first half of 2004, adding 1,400 jobs in the first quarter alone. The government, finance, insurance and real estate sectors saw the most significant job creation. Interestingly, unlike many other states, Missouri's manufacturing sector enjoyed modest job growth. The state's August 2004 jobless rate was 5.7%, down from 5.9% a year ago.

- Insured* lease revenue/certificates of participation (COPs) were the Portfolio's largest sector weighting at August 31, 2004. COPs are alternative financing vehicles often used to finance aspects of major public projects. The Portfolio's investments included issues that financed Kansas City's sports complex, as well as St. Louis' convention center hotel.

- Hospital and insured* hospital bonds constituted major investments. With stricter Medicare reimbursement rules and increasingly intense competition, management focused on institutions it believes have sound financial structures, good management and in-demand specialties, including rehabilitation, cardiac, psychiatric and diabetes care.

-  The Portfolio had investments in a range of industrial development revenue
   (IDR) bonds. While management remained selective, the Portfolio's IDR holdings included defensive sectors, such as beverages and personal care products, as well as more economically-sensitive areas, such as chemicals, air freight and retailing.

- Maintaining a broad investment mix has been a central theme of the Portfolio in recent months. Management has sought to diversify further on an issue, sector and structural basis. Call protection has been another key strategic consideration.

THE FUND

- During the year ended August 31, 2004, the Fund's Class A and Class B shares had total returns of 7.53% and 6.71%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.08 on August 31, 2004 from $9.89 on August 31, 2003, and the reinvestment of $0.539 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $11.14 from $10.93, and the reinvestment of $0.511 per share in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 7.11% during the year ended August 31, 2004.(3)

- Based on the most recent dividends and NAVs on August 31, 2004 of $10.08 per share for Class A and $11.14 per share for Class B, the Fund's distribution rates were 4.97% and 4.22%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.13% and 6.91%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at August 31, 2004 were 4.08% and 3.55%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.68% and 5.94%, respectively.(5)

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.

(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.

(3) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.

(5) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.90% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.

(6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

    * Private insurance does not decrease the risk of loss of principal associated with this investment.

[CHART]

RATING DISTRIBUTION(7)

AAA             65.9%
Non-Rated       11.4%
BB               2.1%
BBB              5.4%
A                9.5%
AA               5.7%

PORTFOLIO STATISTICS(7)

- Number of Issues:                     52
- Average Maturity:                     19.1 years
- Average Rating:                       AA
- Average Call:                         7.2 years
- Average Dollar Price:                 $98.54

(7) Rating Distribution and Portfolio Statistics may not be representative of the Portfolio's current or future investments.

EATON VANCE MISSOURI MUNICIPALS FUND as of August 31, 2004

PERFORMANCE

FUND INFORMATION
as of August 31, 2004

PERFORMANCE(1)                                            CLASS A       CLASS B
---------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
  (AT NET ASSET VALUE)
One Year                                                     7.53%         6.71%
Five Years                                                   6.63          5.52
Ten Years                                                    6.07          5.43
Life of Fund+                                                5.27          5.69

SEC AVERAGE ANNUAL TOTAL RETURNS
  (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
One Year                                                     2.45%         1.71%
Five Years                                                   5.30          5.19
Ten Years                                                    5.56          5.43
Life of Fund+                                                4.79          5.69

+ Inception date: Class A: 12/7/93; Class B: 5/1/92

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% -5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE MISSOURI MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

August 31, 1994 - August 31, 2004

                 LEHMAN BROTHERS               EATON VANCE MISSOURI
                 MUNICIPAL BOND INDEX          MUNICIPALS FUND CLASS B
 8/31/1994                     10,000                           10,000
 9/30/1994                      9,791                            9,853
10/31/1994                      9,523                            9,678
11/30/1994                      9,251                            9,503
12/31/1994                      9,558                            9,712
 1/31/1995                      9,938                            9,990
 2/28/1995                     10,298                           10,281
 3/31/1995                     10,375                           10,399
 4/30/1995                     10,388                           10,411
 5/31/1995                     10,759                           10,743
 6/30/1995                     10,587                           10,649
 7/31/1995                     10,629                           10,750
 8/31/1995                     10,782                           10,886
 9/30/1995                     10,844                           10,955
10/31/1995                     11,040                           11,115
11/30/1995                     11,278                           11,299
12/31/1995                     11,413                           11,408
 1/31/1996                     11,487                           11,494
 2/29/1996                     11,331                           11,416
 3/31/1996                     11,109                           11,270
 4/30/1996                     11,067                           11,238
 5/31/1996                     11,066                           11,234
 6/30/1996                     11,186                           11,357
 7/31/1996                     11,300                           11,459
 8/31/1996                     11,278                           11,457
 9/30/1996                     11,472                           11,617
10/31/1996                     11,588                           11,748
11/30/1996                     11,783                           11,963
12/31/1996                     11,729                           11,913
 1/31/1997                     11,727                           11,935
 2/28/1997                     11,862                           12,045
 3/31/1997                     11,692                           11,884
 4/30/1997                     11,788                           11,984
 5/31/1997                     11,975                           12,164
 6/30/1997                     12,087                           12,294
 7/31/1997                     12,441                           12,634
 8/31/1997                     12,340                           12,516
 9/30/1997                     12,452                           12,664
10/31/1997                     12,519                           12,746
11/30/1997                     12,601                           12,821
12/31/1997                     12,801                           13,008
 1/31/1998                     12,914                           13,142
 2/28/1998                     12,951                           13,146
 3/31/1998                     12,968                           13,158
 4/30/1998                     12,874                           13,098
 5/31/1998                     13,080                           13,306
 6/30/1998                     13,103                           13,358
 7/31/1998                     13,113                           13,391
 8/31/1998                     13,303                           13,598
 9/30/1998                     13,429                           13,768
10/31/1998                     13,380                           13,768
11/30/1998                     13,429                           13,816
12/31/1998                     13,450                           13,851
 1/31/1999                     13,568                           14,015
 2/28/1999                     13,498                           13,954
 3/31/1999                     13,479                           13,973
 4/30/1999                     13,514                           14,008
 5/31/1999                     13,430                           13,927
 6/30/1999                     13,197                           13,727
 7/31/1999                     13,194                           13,777
 8/31/1999                     12,976                           13,666
 9/30/1999                     12,912                           13,672
10/31/1999                     12,640                           13,524
11/30/1999                     12,750                           13,668
12/31/1999                     12,574                           13,566
 1/31/2000                     12,392                           13,507
 2/29/2000                     12,622                           13,664
 3/31/2000                     12,930                           13,962
 4/30/2000                     12,844                           13,880
 5/31/2000                     12,713                           13,808
 6/30/2000                     13,054                           14,173
 7/31/2000                     13,258                           14,371
 8/31/2000                     13,445                           14,592
 9/30/2000                     13,355                           14,516
10/31/2000                     13,509                           14,675
11/30/2000                     13,598                           14,786
12/31/2000                     13,983                           15,151
 1/31/2001                     14,049                           15,301
 2/28/2001                     14,138                           15,350
 3/31/2001                     14,263                           15,487
 4/30/2001                     14,056                           15,319
 5/31/2001                     14,224                           15,484
 6/30/2001                     14,344                           15,588
 7/31/2001                     14,597                           15,819
 8/31/2001                     14,902                           16,079
 9/30/2001                     14,815                           16,025
10/31/2001                     14,958                           16,208
11/30/2001                     14,825                           16,080
12/31/2001                     14,668                           15,928
 1/31/2002                     14,761                           16,204
 2/28/2002                     14,940                           16,399
 3/31/2002                     14,691                           16,078
 4/30/2002                     14,940                           16,392
 5/31/2002                     15,051                           16,492
 6/30/2002                     15,181                           16,666
 7/31/2002                     15,357                           16,880
 8/31/2002                     15,512                           17,083
 9/30/2002                     15,851                           17,457
10/31/2002                     15,513                           17,168
11/30/2002                     15,445                           17,097
12/31/2002                     15,786                           17,457
 1/31/2003                     15,702                           17,413
 2/28/2003                     15,923                           17,657
 3/31/2003                     15,918                           17,667
 4/30/2003                     16,074                           17,784
 5/31/2003                     16,347                           18,200
 6/30/2003                     16,235                           18,123
 7/31/2003                     15,756                           17,489
 8/31/2003                     15,903                           17,619
 9/30/2003                     16,270                           18,137
10/31/2003                     16,213                           18,046
11/30/2003                     16,410                           18,234
12/31/2003                     16,509                           18,385
 1/31/2004                     16,556                           18,490
 2/29/2004                     16,859                           18,768
 3/31/2004                     16,701                           18,703
 4/30/2004                     16,382                           18,260
 5/31/2004                     16,415                           18,194
 6/30/2004                     16,517                           18,260
 7/31/2004                     16,696                           18,500
 8/31/2004                     16,971                           18,871

* SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 8/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $18,033 ON AUGUST 31, 2004; $17,182, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE NORTH CAROLINA MUNICIPALS FUND as of August 31, 2004

INVESTMENT UPDATE

[PHOTO OF THOMAS M. METZOLD]

Thomas M. Metzold
Portfolio Manager

MANAGEMENT DISCUSSION

- North Carolina saw some employment growth in 2004, driven primarily by the service sector, most notably health care, business services and transportation. However, the manufacturing sector, including the key textile industry, continued to shed jobs, victims of global competition and outsourcing. The state's August 2004 jobless rate was 5.5%, down from 6.5% a year ago.

- Electric utilities were the Portfolio's largest sector weighting at August 31, 2004. Electric utilities represent a significant portion of North Carolina municipal issuance. Investments included issues of state, regional and county power agencies that management believes are well-positioned to compete in the newly-restructured state utility industry.

- Escrowed bonds constituted a significant commitment for the Portfolio. Because the bonds are pre-refunded to their approaching call dates, they are deemed to be of high quality and tend to provide relatively stable performance in a variety of market scenarios.

- Education bonds were among the Portfolio's largest investments. Management believes these bonds provided good quality from well-regarded issuers and included bonds from some of the state's finest universities. These schools have historically enjoyed strong applicant demand, which has given them flexibility in setting fee and tuition rates.

- Management adjusted the Portfolio's coupon structure to reflect the upward shift in interest rates. Management also continued to update call protection, paring issues with unfavorable call features in favor of bonds with longer-dated call provisions.

- Effective September 3, 2004, William H. Ahern became co-portfolio manager of the Portfolio. A vice president of Eaton Vance Management and Boston Research and Management, Mr. Ahern manages other Eaton Vance municipal bond portfolios and has been a portfolio manager at Eaton Vance since 1994.

THE FUND

- During the year ended August 31, 2004, the Fund's Class A and Class B shares had total returns of 5.52% and 4.69%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.39 on August 31, 2004 from $9.32 on August 31, 2003, and the reinvestment of $0.437 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.10 from $10.03, and the reinvestment of $0.396 per share in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 7.11% during the year ended August 31, 2004.(3) The Fund's under-performance during the period resulted from the shorter average duration of the bonds it owns versus the bonds included in the Index. Duration is a measure of the Fund's sensitivity to interest rates changes.

- Based on the most recent dividends and NAVs on August 31, 2004 of $9.39 per share for Class A and $10.10 per share for Class B, the Fund's distribution rates were 4.63% and 3.88%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.76% and 6.51%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at August 31, 2004 were 3.81% and 3.41%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.27% and 4.83%, respectively.(5)

   (1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.

   (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.

   (3)  IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

   (4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.

   (5) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 40.36% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.

   (6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

[CHART]

RATING DISTRIBUTION(7)

AAA             51.6
Non-Rated        1.1%
BBB             13.6%
A               11.7%
AA              22.0%

PORTFOLIO STATISTICS(7)

 - Number of Issues:           57
 - Average Maturity:           18.9 years
 - Average Rating:             AA
 - Average Call:               8.3 years
 - Average Dollar Price:       $101.07

   (7) Rating Distribution and Portfolio Statistics may not be representative of the Portfolio's current or future investments.

EATON VANCE NORTH CAROLINA MUNICIPALS FUND as of August 31, 2004

PERFORMANCE

FUND INFORMATION
as of August 31, 2004

PERFORMANCE(1)                                               CLASS A        CLASS B
-------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
  (AT NET ASSET VALUE)
One Year                                                        5.52%          4.69%
Five Years                                                      5.31           4.53
Ten Years                                                       5.24           4.58
Life of Fund+                                                   4.49           4.83

SEC AVERAGE ANNUAL TOTAL RETURNS
  (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
One Year                                                        0.55%         -0.31%
Five Years                                                      4.30           4.19
Ten Years                                                       4.74           4.58
Life of Fund+                                                   4.02           4.83

+ Inception date: Class A: 12/7/93; Class B: 10/23/91

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE
    FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES
    (CDSC) FOR CLASS B SHARES. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% -5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE NORTH CAROLINA MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

August 31, 1994 - August 31, 2004

                EATON VANCE NORTH CAROLINA               LEHMAN BROTHERS
  DATE          MUNICIPALS FUND CLASS B                  MUNICIPAL BOND INDEX
-----------------------------------------------------------------------------
 8/31/1994      10,000                                   10,000
 9/30/1994       9,834                                    9,853
10/31/1994       9,578                                    9,678
11/30/1994       9,287                                    9,503
12/31/1994       9,571                                    9,712
 1/31/1995       9,910                                    9,990
 2/28/1995      10,228                                   10,281
 3/31/1995      10,327                                   10,399
 4/30/1995      10,309                                   10,411
 5/31/1995      10,565                                   10,743
 6/30/1995      10,377                                   10,649
 7/31/1995      10,410                                   10,750
 8/31/1995      10,503                                   10,886
 9/30/1995      10,576                                   10,955
10/31/1995      10,809                                   11,115
11/30/1995      11,052                                   11,299
12/31/1995      11,169                                   11,408
 1/31/1996      11,201                                   11,494
 2/29/1996      11,060                                   11,416
 3/31/1996      10,885                                   11,270
 4/30/1996      10,885                                   11,238
 5/31/1996      10,872                                   11,234
 6/30/1996      10,962                                   11,357
 7/31/1996      11,034                                   11,459
 8/31/1996      11,010                                   11,457
 9/30/1996      11,187                                   11,617
10/31/1996      11,272                                   11,748
11/30/1996      11,460                                   11,963
12/31/1996      11,392                                   11,913
 1/31/1997      11,390                                   11,935
 2/28/1997      11,483                                   12,045
 3/31/1997      11,329                                   11,884
 4/30/1997      11,427                                   11,984
 5/31/1997      11,607                                   12,164
 6/30/1997      11,721                                   12,294
 7/31/1997      12,096                                   12,634
 8/31/1997      11,945                                   12,516
 9/30/1997      12,048                                   12,664
10/31/1997      12,127                                   12,746
11/30/1997      12,187                                   12,821
12/31/1997      12,357                                   13,008
 1/31/1998      12,485                                   13,142
 2/28/1998      12,475                                   13,146
 3/31/1998      12,479                                   13,158
 4/30/1998      12,382                                   13,098
 5/31/1998      12,569                                   13,306
 6/30/1998      12,616                                   13,358
 7/31/1998      12,625                                   13,391
 8/31/1998      12,832                                   13,598
 9/30/1998      12,973                                   13,768
10/31/1998      12,920                                   13,768
11/30/1998      12,968                                   13,816
12/31/1998      12,962                                   13,851
 1/31/1999      13,070                                   14,015
 2/28/1999      13,007                                   13,954
 3/31/1999      13,011                                   13,973
 4/30/1999      13,032                                   14,008
 5/31/1999      12,944                                   13,927
 6/30/1999      12,739                                   13,727
 7/31/1999      12,747                                   13,777
 8/31/1999      12,545                                   13,666
 9/30/1999      12,503                                   13,672
10/31/1999      12,283                                   13,524
11/30/1999      12,382                                   13,668
12/31/1999      12,224                                   13,566
 1/31/2000      12,111                                   13,507
 2/29/2000      12,309                                   13,664
 3/31/2000      12,600                                   13,962
 4/30/2000      12,522                                   13,880
 5/31/2000      12,397                                   13,808
 6/30/2000      12,733                                   14,173
 7/31/2000      12,942                                   14,371
 8/31/2000      13,146                                   14,592
 9/30/2000      13,077                                   14,516
10/31/2000      13,206                                   14,675
11/30/2000      13,268                                   14,786
12/31/2000      13,610                                   15,151
 1/31/2001      13,689                                   15,301
 2/28/2001      13,724                                   15,350
 3/31/2001      13,838                                   15,487
 4/30/2001      13,631                                   15,319
 5/31/2001      13,772                                   15,484
 6/30/2001      13,861                                   15,588
 7/31/2001      14,074                                   15,819
 8/31/2001      14,300                                   16,079
 9/30/2001      14,133                                   16,025
10/31/2001      14,229                                   16,208
11/30/2001      14,125                                   16,080
12/31/2001      14,008                                   15,928
 1/31/2002      14,164                                   16,204
 2/28/2002      14,339                                   16,399
 3/31/2002      14,102                                   16,078
 4/30/2002      14,306                                   16,392
 5/31/2002      14,368                                   16,492
 6/30/2002      14,491                                   16,666
 7/31/2002      14,664                                   16,880
 8/31/2002      14,770                                   17,083
 9/30/2002      15,022                                   17,457
10/31/2002      14,651                                   17,168
11/30/2002      14,629                                   17,097
12/31/2002      14,954                                   17,457
 1/31/2003      14,770                                   17,413
 2/28/2003      14,972                                   17,657
 3/31/2003      14,957                                   17,667
 4/30/2003      15,108                                   17,784
 5/31/2003      15,333                                   18,200
 6/30/2003      15,253                                   18,123
 7/31/2003      14,855                                   17,489
 8/31/2003      14,951                                   17,619
 9/30/2003      15,242                                   18,137
10/31/2003      15,233                                   18,046
11/30/2003      15,436                                   18,234
12/31/2003      15,557                                   18,385
 1/31/2004      15,561                                   18,490
 2/29/2004      15,857                                   18,768
 3/31/2004      15,677                                   18,703
 4/30/2004      15,387                                   18,260
 5/31/2004      15,317                                   18,194
 6/30/2004      15,335                                   18,260
 7/31/2004      15,492                                   18,500
 8/31/2004      15,653                                   18,871

* SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 8/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $16,671 ON AUGUST 31, 2004; $15,884, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE OREGON MUNICIPALS FUND as of August 31, 2004

INVESTMENT UPDATE

[PHOTO OF THOMAS M. METZOLD]

Thomas M. Metzold
Portfolio Manager

MANAGEMENT DISCUSSION

- Oregon posted job growth in 2004, focused primarily in business services, construction and other services sectors. Those gains offset losses in the government sector, where layoffs have been forced by budgetary pressures. Rising housing prices and continued strong in-migration have benefited construction activity. The state's August 2004 jobless rate was 6.8%, down from 8.4% a year ago.

- Housing bonds were the Portfolio's largest sector weighting at August 31, 2004 and provided above-average coupons relative to other sectors in the Oregon tax-exempt market. The Portfolio's investments included single- and multi-family projects for state, county and local issuers.

- General obligations (GOs) represented a significant investment for the Portfolio. With state and local tax revenues slow to rebound in a lethargic economy, credit quality has remained a paramount concern. Management emphasized quality in selected state GOs and insured* GOs of local school districts.

- The Portfolio had major holdings in industrial development revenue (IDR) bonds. The Portfolio's IDR holdings were focused primarily on issuers within the state's key paper industry. Investments also included some Puerto Rico and Portland-based airline bonds.

- In an uncertain market, the Portfolio was well served by its broad investment mix. In addition to a range of investments according to issuer, sector and insurer, management maintained a varied coupon allocation, balancing income-oriented higher-coupons with performance-minded low- and zero-coupons.

- Effective September 3, 2004, William H. Ahern became co-portfolio manager of the Portfolio. A vice president of Eaton Vance Management and Boston Research and Management, Mr. Ahern manages other Eaton Vance municipal bond portfolios and has been a portfolio manager at Eaton Vance since 1994.

THE FUND

- During the year ended August 31, 2004, the Fund's Class A and Class B shares had total returns of 5.98% and 5.26%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.48 on August 31, 2004 from $9.42 on August 31, 2003, and the reinvestment of $0.499 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.37 from $10.30, and the reinvestment of $0.469 per share in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 7.11% during the year ended August 31, 2004.(3) The Fund's under-performance during the period resulted from the shorter average duration of the bonds it owns versus the bonds included in the Index. Duration is a measure of the Fund's sensitivity to interest rates changes.

- Based on the most recent dividends and NAVs on August 31, 2004 of $9.48 per share for Class A and $10.37 per share for Class B, the Fund's distribution rates were 5.20% and 4.46%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.79% and 7.54%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at August 31, 2004 were 4.64% and 4.11%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.84% and 6.97%, respectively.(5)

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.

(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.

(3) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.

(5) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 40.85% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.

(6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

[CHART]

RATING DISTRIBUTION(7)

AAA                        44.4%
AA                         36.5%
A                           2.5%
BBB                         1.3%
BB                          5.1%
CCC                         1.6%
Non-Rated                   8.6%

PORTFOLIO STATISTICS(7)

- Number of Issues:            62
- Average Maturity:            20.6 years
- Average Rating:              AA
- Average Call:                5.2 years
- Average Dollar Price:        $99.27


(7) Rating Distribution and Portfolio Statistics may not be representative of the Portfolio's current or future investments.

FUND INFORMATION
as of August 31, 2004

PERFORMANCE(1)                                             CLASS A      CLASS B
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
 (AT NET ASSET VALUE)
One Year                                                      5.98%        5.26%
Five Years                                                    5.53         4.72
Ten Years                                                     5.46         4.79
Life of Fund+                                                 4.65         5.08

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING
 SALES CHARGE OR APPLICABLE CDSC)
One Year                                                      0.94%        0.26%
Five Years                                                    4.51         4.39
Ten Years                                                     4.95         4.79
Life of Fund+                                                 4.17         5.08

+Inception date: Class A: 12/28/93; Class B: 12/24/91

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2%
   - 5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE
OREGON MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX* August 31, 1994 - August 31, 2004

                   LEHMAN BROTHERS MUNICIPAL BOND INDEX        EATON VANCE OREGON MUNICIPALS FUND CLASS B
 8/31/1994                                       10,000                                            10,000
 9/30/1994                                        9,776                                             9,853
10/31/1994                                        9,513                                             9,678
11/30/1994                                        9,245                                             9,503
12/31/1994                                        9,565                                             9,712
 1/31/1995                                        9,929                                             9,990
 2/28/1995                                       10,302                                            10,281
 3/31/1995                                       10,369                                            10,399
 4/30/1995                                       10,360                                            10,411
 5/31/1995                                       10,694                                            10,743
 6/30/1995                                       10,517                                            10,649
 7/31/1995                                       10,569                                            10,750
 8/31/1995                                       10,722                                            10,886
 9/30/1995                                       10,783                                            10,955
10/31/1995                                       10,971                                            11,115
11/30/1995                                       11,168                                            11,299
12/31/1995                                       11,282                                            11,408
 1/31/1996                                       11,334                                            11,494
 2/29/1996                                       11,205                                            11,416
 3/31/1996                                       11,043                                            11,270
 4/30/1996                                       11,021                                            11,238
 5/31/1996                                       11,018                                            11,234
 6/30/1996                                       11,116                                            11,357
 7/31/1996                                       11,175                                            11,459
 8/31/1996                                       11,130                                            11,457
 9/30/1996                                       11,292                                            11,617
10/31/1996                                       11,364                                            11,748
11/30/1996                                       11,505                                            11,963
12/31/1996                                       11,470                                            11,913
 1/31/1997                                       11,423                                            11,935
 2/28/1997                                       11,536                                            12,045
 3/31/1997                                       11,406                                            11,884
 4/30/1997                                       11,457                                            11,984
 5/31/1997                                       11,588                                            12,164
 6/30/1997                                       11,677                                            12,294
 7/31/1997                                       11,966                                            12,634
 8/31/1997                                       11,931                                            12,516
 9/30/1997                                       11,997                                            12,664
10/31/1997                                       12,085                                            12,746
11/30/1997                                       12,143                                            12,821
12/31/1997                                       12,298                                            13,008
 1/31/1998                                       12,388                                            13,142
 2/28/1998                                       12,424                                            13,146
 3/31/1998                                       12,451                                            13,158
 4/30/1998                                       12,401                                            13,098
 5/31/1998                                       12,561                                            13,306
 6/30/1998                                       12,594                                            13,358
 7/31/1998                                       12,626                                            13,391
 8/31/1998                                       12,793                                            13,598
 9/30/1998                                       12,918                                            13,768
10/31/1998                                       12,915                                            13,768
11/30/1998                                       12,974                                            13,816
12/31/1998                                       12,993                                            13,851
 1/31/1999                                       13,087                                            14,015
 2/28/1999                                       13,039                                            13,954
 3/31/1999                                       13,067                                            13,973
 4/30/1999                                       13,113                                            14,008
 5/31/1999                                       13,052                                            13,927
 6/30/1999                                       12,851                                            13,727
 7/31/1999                                       12,848                                            13,777
 8/31/1999                                       12,675                                            13,666
 9/30/1999                                       12,597                                            13,672
10/31/1999                                       12,383                                            13,524
11/30/1999                                       12,455                                            13,668
12/31/1999                                       12,301                                            13,566
 1/31/2000                                       12,203                                            13,507
 2/29/2000                                       12,423                                            13,664
 3/31/2000                                       12,709                                            13,962
 4/30/2000                                       12,633                                            13,880
 5/31/2000                                       12,500                                            13,808
 6/30/2000                                       12,830                                            14,173
 7/31/2000                                       13,048                                            14,371
 8/31/2000                                       13,249                                            14,592
 9/30/2000                                       13,168                                            14,516
10/31/2000                                       13,283                                            14,675
11/30/2000                                       13,293                                            14,786
12/31/2000                                       13,616                                            15,151
 1/31/2001                                       13,707                                            15,301
 2/28/2001                                       13,782                                            15,350
 3/31/2001                                       13,880                                            15,487
 4/30/2001                                       13,641                                            15,319
 5/31/2001                                       13,795                                            15,484
 6/30/2001                                       13,926                                            15,588
 7/31/2001                                       14,153                                            15,819
 8/31/2001                                       14,351                                            16,079
 9/30/2001                                       14,218                                            16,025
10/31/2001                                       14,386                                            16,208
11/30/2001                                       14,261                                            16,080
12/31/2001                                       14,124                                            15,928
 1/31/2002                                       14,283                                            16,204
 2/28/2002                                       14,487                                            16,399
 3/31/2002                                       14,190                                            16,078
 4/30/2002                                       14,450                                            16,392
 5/31/2002                                       14,559                                            16,492
 6/30/2002                                       14,700                                            16,666
 7/31/2002                                       14,833                                            16,880
 8/31/2002                                       14,944                                            17,083
 9/30/2002                                       15,226                                            17,457
10/31/2002                                       14,710                                            17,168
11/30/2002                                       14,680                                            17,097
12/31/2002                                       15,050                                            17,457
 1/31/2003                                       14,860                                            17,413
 2/28/2003                                       15,022                                            17,657
 3/31/2003                                       14,969                                            17,667
 4/30/2003                                       15,167                                            17,784
 5/31/2003                                       15,468                                            18,200
 6/30/2003                                       15,497                                            18,123
 7/31/2003                                       15,125                                            17,489
 8/31/2003                                       15,167                                            17,619
 9/30/2003                                       15,519                                            18,137
10/31/2003                                       15,619                                            18,046
11/30/2003                                       15,829                                            18,234
12/31/2003                                       15,927                                            18,385
 1/31/2004                                       16,015                                            18,490
 2/29/2004                                       16,212                                            18,768
 3/31/2004                                       16,023                                            18,703
 4/30/2004                                       15,849                                            18,260
 5/31/2004                                       15,805                                            18,194
 6/30/2004                                       15,846                                            18,260
 7/31/2004                                       15,949                                            18,500
 8/31/2004                                       15,965                                            18,871

*SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 8/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $17,017 ON AUGUST 31, 2004; $16,210, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE SOUTH CAROLINA MUNICIPALS FUND as of August 31, 2004

INVESTMENT UPDATE

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
Portfolio Manager

MANAGEMENT DISCUSSION

- South Carolina posted modest job growth in early 2004, with the majority of those positions generated in the health care, education and tourism sectors. Construction remained strong, especially residential building. Textile manufacturing continued to suffer from increasing global competition. The state's August 2004 jobless rate was 6.0%, down from 6.8% a year ago.

- Insured* water and sewer bonds were the Portfolio's largest sector weighting at August 31, 2004. Population growth from an influx of retirees and tourists has increased the rate of residential construction. That trend has resulted in many new water and wastewater projects and larger municipal issuance within the sector.

- General obligations were significant investments for the Portfolio. Management focused primarily on school district bonds issued by communities with a property tax base and local economy believed to be strong enough to weather the uneven state and national recovery.

- Insured* utilities were prominent investments for the Portfolio. Investments included issues for a local combined utility system, as well as a statewide company operating fossil, nuclear and hydroelectric facilities with more than a half million customers throughout the state.

- Management continued to adjust coupon structure and call protection, as market conditions warranted. Coupon structure and call protection can have a significant influence on the Portfolio's performance characteristics by limiting or expanding its sensitivity to interest rate changes.

THE FUND

- During the year ended August 31, 2004, the Fund's Class A and Class B shares had total returns of 8.32% and 7.58%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.71 on August 31, 2004 from $9.45 on August 31, 2003, and the reinvestment of $0.513 per share in tax-free income.2 For Class B, this return resulted from an increase in NAV to $10.30 from $10.02, and the reinvestment of $0.469 per share in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 7.11% during the year ended August 31, 2004.(3)

- Based on the most recent dividends and NAVs on August 31, 2004 of $9.71 per share for Class A and $10.30 per share for Class B, the Fund's distribution rates were 5.25% and 4.51%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.68% and 7.46%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at August 31, 2004 were 4.42% and 3.90%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.34% and 6.48%, respectively.(5)

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.

(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.

(3) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.

(5) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 39.55% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.

(6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

[CHART]

RATING DISTRIBUTION(7)

AAA              59.0%
AA               14.7%
A                17.6%
BBB               7.9%
CCC               0.5%
Non-Rated         0.3%

PORTFOLIO STATISTICS(7)

- Number of Issues:                   51
- Average Maturity:                   22.5 years
- Average Rating:                     AA+
- Average Call:                       9.2 years
- Average Dollar Price:               $102.18

(7) Rating Distribution and Portfolio Statistics may not be representative of the Portfolio's current or future investments.

FUND INFORMATION
as of August 31, 2004

PERFORMANCE(1)                                             CLASS A      CLASS B
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT
 NET ASSET VALUE)
One Year                                                      8.32%        7.58%
Five Years                                                    6.23         5.40
Ten Years                                                     5.59         4.98
Life of Fund+                                                 4.89         4.96

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING
 SALES CHARGE OR APPLICABLE CDSC)
One Year                                                      3.18%        2.58%
Five Years                                                    5.21         5.07
Ten Years                                                     5.07         4.98
Life of Fund+                                                 4.40         4.96

+Inception date: Class A: 2/14/94; Class B: 10/2/92


(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2%
   - 5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE SOUTH CAROLINA MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX* August 31, 1994 - August 31, 2004

                     LEHMAN BROTHERS MUNICIPAL BOND INDEX    EATON VANCE SOUTH CAROLINA MUNICIPALS FUND CLASS B
 8/31/1994                                         10,000                                                10,000
 9/30/1994                                          9,833                                                 9,853
10/31/1994                                          9,575                                                 9,678
11/30/1994                                          9,303                                                 9,503
12/31/1994                                          9,556                                                 9,712
 1/31/1995                                          9,884                                                 9,990
 2/28/1995                                         10,190                                                10,281
 3/31/1995                                         10,309                                                10,399
 4/30/1995                                         10,279                                                10,411
 5/31/1995                                         10,555                                                10,743
 6/30/1995                                         10,397                                                10,649
 7/31/1995                                         10,429                                                10,750
 8/31/1995                                         10,564                                                10,886
 9/30/1995                                         10,627                                                10,955
10/31/1995                                         10,838                                                11,115
11/30/1995                                         11,082                                                11,299
12/31/1995                                         11,209                                                11,408
 1/31/1996                                         11,263                                                11,494
 2/29/1996                                         11,100                                                11,416
 3/31/1996                                         10,935                                                11,270
 4/30/1996                                         10,891                                                11,238
 5/31/1996                                         10,900                                                11,234
 6/30/1996                                         11,023                                                11,357
 7/31/1996                                         11,150                                                11,459
 8/31/1996                                         11,083                                                11,457
 9/30/1996                                         11,261                                                11,617
10/31/1996                                         11,380                                                11,748
11/30/1996                                         11,558                                                11,963
12/31/1996                                         11,491                                                11,913
 1/31/1997                                         11,523                                                11,935
 2/28/1997                                         11,628                                                12,045
 3/31/1997                                         11,485                                                11,884
 4/30/1997                                         11,551                                                11,984
 5/31/1997                                         11,720                                                12,164
 6/30/1997                                         11,835                                                12,294
 7/31/1997                                         12,108                                                12,634
 8/31/1997                                         12,015                                                12,516
 9/30/1997                                         12,131                                                12,664
10/31/1997                                         12,211                                                12,746
11/30/1997                                         12,283                                                12,821
12/31/1997                                         12,442                                                13,008
 1/31/1998                                         12,547                                                13,142
 2/28/1998                                         12,573                                                13,146
 3/31/1998                                         12,602                                                13,158
 4/30/1998                                         12,517                                                13,098
 5/31/1998                                         12,718                                                13,306
 6/30/1998                                         12,753                                                13,358
 7/31/1998                                         12,775                                                13,391
 8/31/1998                                         12,971                                                13,598
 9/30/1998                                         13,077                                                13,768
10/31/1998                                         13,036                                                13,768
11/30/1998                                         13,084                                                13,816
12/31/1998                                         13,079                                                13,851
 1/31/1999                                         13,199                                                14,015
 2/28/1999                                         13,112                                                13,954
 3/31/1999                                         13,128                                                13,973
 4/30/1999                                         13,150                                                14,008
 5/31/1999                                         13,087                                                13,927
 6/30/1999                                         12,681                                                13,727
 7/31/1999                                         12,677                                                13,777
 8/31/1999                                         12,500                                                13,666
 9/30/1999                                         12,458                                                13,672
10/31/1999                                         12,213                                                13,524
11/30/1999                                         12,287                                                13,668
12/31/1999                                         12,129                                                13,566
 1/31/2000                                         12,029                                                13,507
 2/29/2000                                         12,203                                                13,664
 3/31/2000                                         12,482                                                13,962
 4/30/2000                                         12,392                                                13,880
 5/31/2000                                         12,294                                                13,808
 6/30/2000                                         12,606                                                14,173
 7/31/2000                                         12,763                                                14,371
 8/31/2000                                         12,915                                                14,592
 9/30/2000                                         12,833                                                14,516
10/31/2000                                         12,938                                                14,675
11/30/2000                                         13,001                                                14,786
12/31/2000                                         13,372                                                15,151
 1/31/2001                                         13,411                                                15,301
 2/28/2001                                         13,515                                                15,350
 3/31/2001                                         13,657                                                15,487
 4/30/2001                                         13,465                                                15,319
 5/31/2001                                         13,623                                                15,484
 6/30/2001                                         13,742                                                15,588
 7/31/2001                                         13,987                                                15,819
 8/31/2001                                         14,258                                                16,079
 9/30/2001                                         14,162                                                16,025
10/31/2001                                         14,303                                                16,208
11/30/2001                                         14,173                                                16,080
12/31/2001                                         14,002                                                15,928
 1/31/2002                                         14,190                                                16,204
 2/28/2002                                         14,383                                                16,399
 3/31/2002                                         14,133                                                16,078
 4/30/2002                                         14,341                                                16,392
 5/31/2002                                         14,436                                                16,492
 6/30/2002                                         14,550                                                16,666
 7/31/2002                                         14,713                                                16,880
 8/31/2002                                         14,810                                                17,083
 9/30/2002                                         15,097                                                17,457
10/31/2002                                         14,770                                                17,168
11/30/2002                                         14,737                                                17,097
12/31/2002                                         15,026                                                17,457
 1/31/2003                                         14,903                                                17,413
 2/28/2003                                         15,081                                                17,657
 3/31/2003                                         15,055                                                17,667
 4/30/2003                                         15,196                                                17,784
 5/31/2003                                         15,428                                                18,200
 6/30/2003                                         15,381                                                18,123
 7/31/2003                                         15,012                                                17,489
 8/31/2003                                         15,114                                                17,619
 9/30/2003                                         15,548                                                18,137
10/31/2003                                         15,558                                                18,046
11/30/2003                                         15,789                                                18,234
12/31/2003                                         15,920                                                18,385
 1/31/2004                                         16,026                                                18,490
 2/29/2004                                         16,321                                                18,768
 3/31/2004                                         16,218                                                18,703
 4/30/2004                                         15,824                                                18,260
 5/31/2004                                         15,717                                                18,194
 6/30/2004                                         15,759                                                18,260
 7/31/2004                                         15,975                                                18,500
 8/31/2004                                         16,260                                                18,871

*SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 8/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $17,220 ON AUGUST 31, 2004; $16,397, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE TENNESSEE MUNICIPALS FUND as of August 31, 2004

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT DISCUSSION

- Tennessee posted relatively strong job growth in the first half of 2004. Job creation was strongest in the business services, education, health care, tourism and government sectors. Interestingly, because of strength in the metals and apparel areas, the state's manufacturing sector lost fewer jobs in 2004 than in any of the past three years. The state's August 2004 jobless rate was 4.5%, down from 6.0% a year ago.

- Insured* escrowed/prerefunded bonds were the Portfolio's largest sector weighting at August 31, 2004. Pre-refunded to their approaching call dates, these bonds often continue to deliver above-average income. Because they are backed by Treasury bonds, escrowed bonds are considered to be of the highest quality.

- Insured* electric utilities bonds were large investments. These essential services issues are backed by customer bill payments, which are typically less subject to economic vagaries than are revenues of industrial issuers.

-  Management maintained a significant exposure to insured* general obligations
   (GOs). Management focused on maintaining good credit quality. Insured* GOs provided secure income together with diversification among city, county, school district and selected Puerto Rico issues.

- Management continued to adjust the Portfolio's coupon structure and call protection, as market conditions warranted. Coupon structure and call protection can have a significant influence on the Portfolio's performance characteristics, especially in a changing interest rate environment.

THE FUND

- During the year ended August 31, 2004, the Fund's Class A and Class B shares had total returns of 6.17% and 5.39%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.90 on August 31, 2004 from $9.79 on August 31, 2003, and the reinvestment of $0.484 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.78 from $10.66, and the reinvestment of $0.448 per share in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 7.11% during the year ended August 31, 2004.(3) The Fund's under-performance during the period resulted from the shorter average duration of the bonds it owns versus the bonds included in the Index. Duration is a measure of the Fund's sensitivity to interest rates changes.

- Based on the most recent dividends and NAVs on August 31, 2004 of $9.90 per share for Class A and $10.78 per share for Class B, the Fund's distribution rates were 4.78% and 4.03%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.82% and 6.60%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at August 31, 2004 were 3.59% and 3.16%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.96% and 5.04%, respectively.(5)

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.

(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.

(3) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.

(5) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.90% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.

(6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

[CHART]

RATING DISTRIBUTION(7)

AAA               79.7%
AA                 9.9%
A                  3.1%
BBB                4.5%
BB                 1.0%
Non-Rated          1.8%

PORTFOLIO STATISTICS(7)

- Number of Issues:                     54
- Average Maturity:                     19.5 years
- Average Rating:                       AA+
- Average Call:                         8.1 years
- Average Dollar Price:                 $104.74

(7) Rating Distribution and Portfolio Statistics may not be representative of the Portfolio's current or future investments.

FUND INFORMATION
as of August 31, 2004

PERFORMANCE(1)                                             CLASS A      CLASS B
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT
 NET ASSET VALUE)
One Year                                                      6.17%        5.39%
Five Years                                                    6.03         5.24
Ten Years                                                     5.90         5.18
Life of Fund+                                                 5.03         5.32

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING
 SALES CHARGE OR APPLICABLE CDSC)
One Year                                                      1.11%        0.39%
Five Years                                                    5.00         4.91
Ten Years                                                     5.38         5.18
Life of Fund+                                                 4.55         5.32

+Inception date: Class A: 12/9/93; Class B: 8/25/92

(1) RETURNS AT NET ASSET VALUE DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2%
    - 5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE
TENNESSEE MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX* August 31, 1994 - August 31, 2004

              LEHMAN BROTHERS MUNICIPAL BOND INDEX     EATON VANCE TENNESSEE MUNICIPALS FUND CLASS B
 8/31/1994                                  10,000                                            10,000
 9/30/1994                                   9,786                                             9,853
10/31/1994                                   9,491                                             9,678
11/30/1994                                   9,202                                             9,503
12/31/1994                                   9,495                                             9,712
 1/31/1995                                   9,884                                             9,990
 2/28/1995                                  10,251                                            10,281
 3/31/1995                                  10,310                                            10,399
 4/30/1995                                  10,282                                            10,411
 5/31/1995                                  10,589                                            10,743
 6/30/1995                                  10,392                                            10,649
 7/31/1995                                  10,456                                            10,750
 8/31/1995                                  10,612                                            10,886
 9/30/1995                                  10,675                                            10,955
10/31/1995                                  10,887                                            11,115
11/30/1995                                  11,130                                            11,299
12/31/1995                                  11,290                                            11,408
 1/31/1996                                  11,312                                            11,494
 2/29/1996                                  11,173                                            11,416
 3/31/1996                                  11,010                                            11,270
 4/30/1996                                  10,989                                            11,238
 5/31/1996                                  10,999                                            11,234
 6/30/1996                                  11,100                                            11,357
 7/31/1996                                  11,204                                            11,459
 8/31/1996                                  11,159                                            11,457
 9/30/1996                                  11,336                                            11,617
10/31/1996                                  11,443                                            11,748
11/30/1996                                  11,631                                            11,963
12/31/1996                                  11,586                                            11,913
 1/31/1997                                  11,584                                            11,935
 2/28/1997                                  11,688                                            12,045
 3/31/1997                                  11,547                                            11,884
 4/30/1997                                  11,655                                            11,984
 5/31/1997                                  11,811                                            12,164
 6/30/1997                                  11,924                                            12,294
 7/31/1997                                  12,251                                            12,634
 8/31/1997                                  12,158                                            12,516
 9/30/1997                                  12,260                                            12,664
10/31/1997                                  12,326                                            12,746
11/30/1997                                  12,408                                            12,821
12/31/1997                                  12,564                                            13,008
 1/31/1998                                  12,643                                            13,142
 2/28/1998                                  12,656                                            13,146
 3/31/1998                                  12,683                                            13,158
 4/30/1998                                  12,608                                            13,098
 5/31/1998                                  12,782                                            13,306
 6/30/1998                                  12,792                                            13,358
 7/31/1998                                  12,812                                            13,391
 8/31/1998                                  12,992                                            13,598
 9/30/1998                                  13,119                                            13,768
10/31/1998                                  13,079                                            13,768
11/30/1998                                  13,139                                            13,816
12/31/1998                                  13,146                                            13,851
 1/31/1999                                  13,253                                            14,015
 2/28/1999                                  13,215                                            13,954
 3/31/1999                                  13,218                                            13,973
 4/30/1999                                  13,263                                            14,008
 5/31/1999                                  13,212                                            13,927
 6/30/1999                                  13,019                                            13,727
 7/31/1999                                  13,026                                            13,777
 8/31/1999                                  12,837                                            13,666
 9/30/1999                                  12,782                                            13,672
10/31/1999                                  12,614                                            13,524
11/30/1999                                  12,710                                            13,668
12/31/1999                                  12,578                                            13,566
 1/31/2000                                  12,477                                            13,507
 2/29/2000                                  12,660                                            13,664
 3/31/2000                                  12,921                                            13,962
 4/30/2000                                  12,856                                            13,880
 5/31/2000                                  12,693                                            13,808
 6/30/2000                                  13,063                                            14,173
 7/31/2000                                  13,255                                            14,371
 8/31/2000                                  13,456                                            14,592
 9/30/2000                                  13,373                                            14,516
10/31/2000                                  13,513                                            14,675
11/30/2000                                  13,574                                            14,786
12/31/2000                                  13,937                                            15,151
 1/31/2001                                  14,014                                            15,301
 2/28/2001                                  14,088                                            15,350
 3/31/2001                                  14,185                                            15,487
 4/30/2001                                  13,996                                            15,319
 5/31/2001                                  14,150                                            15,484
 6/30/2001                                  14,241                                            15,588
 7/31/2001                                  14,453                                            15,819
 8/31/2001                                  14,679                                            16,079
 9/30/2001                                  14,571                                            16,025
10/31/2001                                  14,670                                            16,208
11/30/2001                                  14,556                                            16,080
12/31/2001                                  14,404                                            15,928
 1/31/2002                                  14,603                                            16,204
 2/28/2002                                  14,793                                            16,399
 3/31/2002                                  14,465                                            16,078
 4/30/2002                                  14,740                                            16,392
 5/31/2002                                  14,847                                            16,492
 6/30/2002                                  14,973                                            16,666
 7/31/2002                                  15,147                                            16,880
 8/31/2002                                  15,299                                            17,083
 9/30/2002                                  15,623                                            17,457
10/31/2002                                  15,302                                            17,168
11/30/2002                                  15,227                                            17,097
12/31/2002                                  15,539                                            17,457
 1/31/2003                                  15,476                                            17,413
 2/28/2003                                  15,723                                            17,657
 3/31/2003                                  15,726                                            17,667
 4/30/2003                                  15,879                                            17,784
 5/31/2003                                  16,194                                            18,200
 6/30/2003                                  16,059                                            18,123
 7/31/2003                                  15,567                                            17,489
 8/31/2003                                  15,725                                            17,619
 9/30/2003                                  16,120                                            18,137
10/31/2003                                  16,070                                            18,046
11/30/2003                                  16,263                                            18,234
12/31/2003                                  16,373                                            18,385
 1/31/2004                                  16,383                                            18,490
 2/29/2004                                  16,668                                            18,768
 3/31/2004                                  16,462                                            18,703
 4/30/2004                                  16,104                                            18,260
 5/31/2004                                  16,102                                            18,194
 6/30/2004                                  16,169                                            18,260
 7/31/2004                                  16,346                                            18,500
 8/31/2004                                  16,573                                            18,871

*SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 8/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $17,737 ON AUGUST 31, 2004; $16,894, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE VIRGINIA MUNICIPALS FUND as of August 31, 2004

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]

Robert B. MacIntosh
Portfolio Manager

MANAGEMENT DISCUSSION

- Virginia's economy improved in 2004, although gains were tilted to the northern tier of the Commonwealth. Business services, information, government, security and financial services sectors generated the largest job momentum. Furniture and textile manufacturers in southwestern Virginia suffered from continued layoffs. The state's August 2004 jobless rate was 3.9%, down from 4.1% a year ago, and well below the 5.4% national rate.

- Insured* transportation bonds were the Portfolio's largest sector weighting at August 31, 2004. Invetsments included issues for expressways, local airport authorities, a bridge and tunnel commission and the Commonwealth Transportation Board, which is charged with coordinating and maintaining the Commonwealth's transportation system.

- While insured* and uninsured hospital bonds constituted large investments, management remained very selective within the sectors. In a difficult market, the Portfolio focused on institutions whose health care offerings, cost structure and sound management provide them, we believe, with a competitive advantage.

- The Portfolio's insured* education bonds were deemed attractive for their relatively stable tuition revenues. Investments included issues for dormitory and teaching facilities for some of the state's most esteemed institutions, such as Washington and Lee University and the University of Virginia.

- The Portfolio made structural changes to adjust to shifting market conditions. Management maintained a well-diversified coupon allocation, balancing higher-income housing and utility issues with interest-rate-sensitive, low- and zero-coupon issues for appreciation potential.

THE FUND

- During the year ended August 31, 2004, the Fund's Class A and Class B shares had total returns of 7.06% and 6.15%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.59 on August 31, 2004 from $9.39 on August 31, 2003, and the reinvestment of $0.453 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.61 from $10.40, and the reinvestment of $0.422 per share in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 7.11% during the year ended August 31, 2004.(3)

- Based on the most recent dividends and NAVs on August 31, 2004 of $9.59 per share for Class A and $10.61 per share for Class B, the Fund's distribution rates were 4.65% and 3.89%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.59% and 6.35%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at August 31, 2004 were 4.12% and 3.59%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.77% and 5.89%, respectively.(5)

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.

(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.

(3) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.

(5) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.74% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.

(6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

[CHART]

RATING DISTRIBUTION(7)

AAA             71.0%
AA              10.8%
A                9.4%
BBB              5.1%
BB               0.9%
Non-Rated        3.0%

PORTFOLIO STATISTICS(7)

- Number of Issues:                     55
- Average Maturity:                     21.5 years
- Average Rating:                       AA+
- Average Call:                         11.1 years
- Average Dollar Price:                 $107.97

(7) Rating Distribution and Portfolio Statistics may not be representative of the Portfolio's current or future investments.

FUND INFORMATION
as of August 31, 2004

PERFORMANCE(1)                                             CLASS A      CLASS B
AVERAGE ANNUAL TOTAL RETURNS (AT
 NET ASSET VALUE)
One Year                                                      7.06%        6.15%
Five Years                                                    5.72         4.91
Ten Years                                                     5.61         4.95
Life of Fund+                                                 4.78         5.28

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING
 SALES CHARGE OR APPLICABLE CDSC)
One Year                                                      1.95%        1.15%
Five Years                                                    4.70         4.58
Ten Years                                                     5.10         4.95
Life of Fund+                                                 4.30         5.28

+Inception date: Class A: 12/17/93; Class B:7/26/91

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING
    SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE
VIRGINIA MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX* August 31, 1994 - August 31, 2004

                   LEHMAN BROTHERS MUNICIPAL BOND INDEX      EATON VANCE VIRGINIA MUNICIPALS FUND CLASS B
 8/31/1994                                       10,000                                            10,000
 9/30/1994                                        9,858                                             9,853
10/31/1994                                        9,607                                             9,678
11/30/1994                                        9,342                                             9,503
12/31/1994                                        9,603                                             9,712
 1/31/1995                                        9,938                                             9,990
 2/28/1995                                       10,272                                            10,281
 3/31/1995                                       10,381                                            10,399
 4/30/1995                                       10,364                                            10,411
 5/31/1995                                       10,689                                            10,743
 6/30/1995                                       10,495                                            10,649
 7/31/1995                                       10,528                                            10,750
 8/31/1995                                       10,662                                            10,886
 9/30/1995                                       10,735                                            10,955
10/31/1995                                       10,945                                            11,115
11/30/1995                                       11,175                                            11,299
12/31/1995                                       11,333                                            11,408
 1/31/1996                                       11,376                                            11,494
 2/29/1996                                       11,217                                            11,416
 3/31/1996                                       11,035                                            11,270
 4/30/1996                                       11,004                                            11,238
 5/31/1996                                       11,024                                            11,234
 6/30/1996                                       11,135                                            11,357
 7/31/1996                                       11,217                                            11,459
 8/31/1996                                       11,161                                            11,457
 9/30/1996                                       11,347                                            11,617
10/31/1996                                       11,442                                            11,748
11/30/1996                                       11,639                                            11,963
12/31/1996                                       11,584                                            11,913
 1/31/1997                                       11,549                                            11,935
 2/28/1997                                       11,652                                            12,045
 3/31/1997                                       11,490                                            11,884
 4/30/1997                                       11,621                                            11,984
 5/31/1997                                       11,787                                            12,164
 6/30/1997                                       11,889                                            12,294
 7/31/1997                                       12,214                                            12,634
 8/31/1997                                       12,088                                            12,516
 9/30/1997                                       12,202                                            12,664
10/31/1997                                       12,280                                            12,746
11/30/1997                                       12,351                                            12,821
12/31/1997                                       12,519                                            13,008
 1/31/1998                                       12,622                                            13,142
 2/28/1998                                       12,613                                            13,146
 3/31/1998                                       12,653                                            13,158
 4/30/1998                                       12,569                                            13,098
 5/31/1998                                       12,778                                            13,306
 6/30/1998                                       12,789                                            13,358
 7/31/1998                                       12,799                                            13,391
 8/31/1998                                       12,979                                            13,598
 9/30/1998                                       13,083                                            13,768
10/31/1998                                       13,044                                            13,768
11/30/1998                                       13,105                                            13,816
12/31/1998                                       13,100                                            13,851
 1/31/1999                                       13,220                                            14,015
 2/28/1999                                       13,184                                            13,954
 3/31/1999                                       13,153                                            13,973
 4/30/1999                                       13,200                                            14,008
 5/31/1999                                       13,115                                            13,927
 6/30/1999                                       12,939                                            13,727
 7/31/1999                                       12,936                                            13,777
 8/31/1999                                       12,752                                            13,666
 9/30/1999                                       12,687                                            13,672
10/31/1999                                       12,448                                            13,524
11/30/1999                                       12,546                                            13,668
12/31/1999                                       12,368                                            13,566
 1/31/2000                                       12,245                                            13,507
 2/29/2000                                       12,454                                            13,664
 3/31/2000                                       12,768                                            13,962
 4/30/2000                                       12,680                                            13,880
 5/31/2000                                       12,547                                            13,808
 6/30/2000                                       12,879                                            14,173
 7/31/2000                                       13,047                                            14,371
 8/31/2000                                       13,237                                            14,592
 9/30/2000                                       13,131                                            14,516
10/31/2000                                       13,221                                            14,675
11/30/2000                                       13,310                                            14,786
12/31/2000                                       13,741                                            15,151
 1/31/2001                                       13,767                                            15,301
 2/28/2001                                       13,884                                            15,350
 3/31/2001                                       14,023                                            15,487
 4/30/2001                                       13,808                                            15,319
 5/31/2001                                       13,975                                            15,484
 6/30/2001                                       14,078                                            15,588
 7/31/2001                                       14,290                                            15,819
 8/31/2001                                       14,542                                            16,079
 9/30/2001                                       14,351                                            16,025
10/31/2001                                       14,517                                            16,208
11/30/2001                                       14,429                                            16,080
12/31/2001                                       14,288                                            15,928
 1/31/2002                                       14,458                                            16,204
 2/28/2002                                       14,646                                            16,399
 3/31/2002                                       14,373                                            16,078
 4/30/2002                                       14,561                                            16,392
 5/31/2002                                       14,624                                            16,492
 6/30/2002                                       14,719                                            16,666
 7/31/2002                                       14,891                                            16,880
 8/31/2002                                       14,998                                            17,083
 9/30/2002                                       15,333                                            17,457
10/31/2002                                       14,941                                            17,168
11/30/2002                                       14,864                                            17,097
12/31/2002                                       15,172                                            17,457
 1/31/2003                                       15,036                                            17,413
 2/28/2003                                       15,280                                            17,657
 3/31/2003                                       15,282                                            17,667
 4/30/2003                                       15,475                                            17,784
 5/31/2003                                       15,787                                            18,200
 6/30/2003                                       15,680                                            18,123
 7/31/2003                                       15,159                                            17,489
 8/31/2003                                       15,270                                            17,619
 9/30/2003                                       15,632                                            18,137
10/31/2003                                       15,625                                            18,046
11/30/2003                                       15,859                                            18,234
12/31/2003                                       15,996                                            18,385
 1/31/2004                                       16,034                                            18,490
 2/29/2004                                       16,345                                            18,768
 3/31/2004                                       16,157                                            18,703
 4/30/2004                                       15,769                                            18,260
 5/31/2004                                       15,688                                            18,194
 6/30/2004                                       15,738                                            18,260
 7/31/2004                                       15,941                                            18,500
 8/31/2004                                       16,209                                            18,871

*SOURCES: THOMSON FINANCIAL; LIPPER INC. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND'S CLASS B SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 8/31/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $17,261 ON AUGUST 31, 2004; $16,440, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE MUNICIPALS FUNDS as of August 31,

2004 DISCLOSURE OF FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2004-August 31, 2004).

Actual Expenses: The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                       EATON VANCE ALABAMA MUNICIPALS FUND

                                             BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                                    (3/1/04)                (8/31/04)               (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------------------------------
Actual
Class A                                      $              1,000.00   $             992.30   $                       3.86
Class B                                      $              1,000.00   $             988.20   $                       7.70

Hypothetical
(5% return per year before expenses)
Class A                                      $              1,000.00   $           1,021.30   $                       3.91
Class B                                      $              1,000.00   $           1,017.40   $                       7.81

* Expenses are equal to the Fund's annualized expense ratio of 0.77% for Class A shares and 1.54% for Class B shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2004. The example reflects the expenses of both the Fund and the Portfolio.

                      EATON VANCE ARKANSAS MUNICIPALS FUND

                                             BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                                    (3/1/04)                (8/31/04)               (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------------------------------
Actual
Class A                                      $              1,000.00   $             993.40   $                       3.61
Class B                                      $              1,000.00   $             988.70   $                       7.65

Hypothetical
(5% return per year before expenses)
Class A                                      $              1,000.00   $           1,021.50   $                       3.66
Class B                                      $              1,000.00   $           1,017.40   $                       7.76

* Expenses are equal to the Fund's annualized expense ratio of 0.72% for Class A shares and 1.53% for Class B shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2004. The example reflects the expenses of both the Fund and the Portfolio.

                       EATON VANCE GEORGIA MUNICIPALS FUND

                                             BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                                    (3/1/04)                (8/31/04)               (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------------------------------
Actual
Class A                                      $              1,000.00   $             996.80   $                       3.92
Class B                                      $              1,000.00   $             992.60   $                       7.71

Hypothetical
(5% return per year before expenses)
Class A                                      $              1,000.00   $           1,021.20   $                       3.96
Class B                                      $              1,000.00   $           1,017.40   $                       7.81

* Expenses are equal to the Fund's annualized expense ratio of 0.78% for Class A shares and 1.54% for Class B shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2004. The example reflects the expenses of both the Fund and the Portfolio.

                      EATON VANCE KENTUCKY MUNICIPALS FUND

                                             BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                                    (3/1/04)                (8/31/04)               (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------------------------------
Actual
Class A                                      $              1,000.00   $             998.20   $                       3.87
Class B                                      $              1,000.00   $             994.00   $                       7.82

Hypothetical
(5% return per year before expenses)
Class A                                      $              1,000.00   $           1,021.30   $                       3.91
Class B                                      $              1,000.00   $           1,017.30   $                       7.91

* Expenses are equal to the Fund's annualized expense ratio of 0.77% for Class A shares and 1.56% for Class B shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2004. The example reflects the expenses of both the Fund and the Portfolio.

                      EATON VANCE LOUISIANA MUNICIPALS FUND

                                             BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                                    (3/1/04)                (8/31/04)               (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------------------------------
Actual
Class A                                      $              1,000.00   $           1,007.30   $                       3.83
Class B                                      $              1,000.00   $           1,003.10   $                       7.70

Hypothetical
(5% return per year before expenses)
Class A                                      $              1,000.00   $           1,021.30   $                       3.86
Class B                                      $              1,000.00   $           1,017.40   $                       7.76

* Expenses are equal to the Fund's annualized expense ratio of 0.76% for Class A shares and 1.53% for Class B shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2004. The example reflects the expenses of both the Fund and the Portfolio.

                      EATON VANCE MARYLAND MUNICIPALS FUND

                                             BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                                    (3/1/04)                (8/31/04)               (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------------------------------
Actual
Class A                                      $              1,000.00   $             991.70   $                       3.96
Class B                                      $              1,000.00   $             987.40   $                       7.79

Hypothetical
(5% return per year before expenses)
Class A                                      $              1,000.00   $           1,021.20   $                       4.01
Class B                                      $              1,000.00   $           1,017.30   $                       7.91

* Expenses are equal to the Fund's annualized expense ratio of 0.79% for Class A shares and 1.56% for Class B shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2004. The example reflects the expenses of both the Fund and the Portfolio.

                      EATON VANCE MISSOURI MUNICIPALS FUND

                                             BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                                    (3/1/04)                (8/31/04)               (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------------------------------
Actual
Class A                                      $              1,000.00   $           1,010.30   $                       4.04
Class B                                      $              1,000.00   $           1,006.70   $                       7.87

Hypothetical
(5% return per year before expenses)
Class A                                      $              1,000.00   $           1,021.10   $                       4.06
Class B                                      $              1,000.00   $           1,017.30   $                       7.91

* Expenses are equal to the Fund's annualized expense ratio of 0.80% for Class A shares and 1.56% for Class B shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2004. The example reflects the expenses of both the Fund and the Portfolio.

                   EATON VANCE NORTH CAROLINA MUNICIPALS FUND

                                             BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                                    (3/1/04)                (8/31/04)               (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------------------------------
Actual
Class A                                      $              1,000.00   $             990.90   $                       3.95
Class B                                      $              1,000.00   $             987.10   $                       7.89

Hypothetical
(5% return per year before expenses)
Class A                                      $              1,000.00   $           1,021.20   $                       4.01
Class B                                      $              1,000.00   $           1,017.20   $                       8.01

* Expenses are equal to the Fund's annualized expense ratio of 0.79% for Class A shares and 1.58% for Class B shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2004. The example reflects the expenses of both the Fund and the Portfolio.

                       EATON VANCE OREGON MUNICIPALS FUND

                                             BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                                    (3/1/04)                (8/31/04)               (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------------------------------
Actual
Class A                                      $              1,000.00   $             988.40   $                       4.00
Class B                                      $              1,000.00   $             984.80   $                       7.78

Hypothetical
(5% return per year before expenses)
Class A                                      $              1,000.00   $           1,021.10   $                       4.06
Class B                                      $              1,000.00   $           1,017.30   $                       7.91

* Expenses are equal to the Fund's annualized expense ratio of 0.80% for Class A shares and 1.56% for Class B shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2004. The example reflects the expenses of both the Fund and the Portfolio.

                   EATON VANCE SOUTH CAROLINA MUNICIPALS FUND

                                             BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                                    (3/1/04)                (8/31/04)               (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------------------------------
Actual
Class A                                      $              1,000.00   $             998.70   $                       3.72
Class B                                      $              1,000.00   $             996.20   $                       7.53

Hypothetical
(5% return per year before expenses)
Class A                                      $              1,000.00   $           1,021.40   $                       3.76
Class B                                      $              1,000.00   $           1,017.60   $                       7.61

* Expenses are equal to the Fund's annualized expense ratio of 0.74% for Class A shares and 1.50% for Class B shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2004. The example reflects the expenses of both the Fund and the Portfolio.

                      EATON VANCE TENNESSEE MUNICIPALS FUND

                                             BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                                    (3/1/04)                (8/31/04)               (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------------------------------
Actual
Class A                                      $              1,000.00   $             999.10   $                       3.67
Class B                                      $              1,000.00   $             994.30   $                       7.47

Hypothetical
(5% return per year before expenses)
Class A                                      $              1,000.00   $           1,021.50   $                       3.71
Class B                                      $              1,000.00   $           1,017.60   $                       7.56

* Expenses are equal to the Fund's annualized expense ratio of 0.73% for Class A shares and 1.49% for Class B shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2004. The example reflects the expenses of both the Fund and the Portfolio.

                      EATON VANCE VIRGINIA MUNICIPALS FUND

                                             BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                                    (3/1/04)                (8/31/04)               (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------------------------------
Actual
Class A                                      $              1,000.00   $             995.90   $                       3.96
Class B                                      $              1,000.00   $             991.70   $                       7.86

Hypothetical
(5% return per year before expenses)
Class A                                      $              1,000.00   $           1,021.20   $                       4.01
Class B                                      $              1,000.00   $           1,017.20   $                       7.96

* Expenses are equal to the Fund's annualized expense ratio of 0.79% for Class A shares and 1.57% for Class B shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2004. The example reflects the expenses of both the Fund and the Portfolio.

EATON VANCE MUNICIPALS FUNDS as of August 31, 2004
FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2004

                                                                ALABAMA FUND    ARKANSAS FUND     GEORGIA FUND    KENTUCKY FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investment in Municipals Portfolio --
   Identified cost                                             $   57,179,619   $   41,418,736   $   50,312,909   $   58,392,263
   Unrealized appreciation                                          3,117,514        2,135,369        3,951,760        5,458,225
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE                        $   60,297,133   $   43,554,105   $   54,264,669   $   63,850,488
--------------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                $       60,513   $      147,347   $        6,601   $       31,744
--------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                   $   60,357,646   $   43,701,452   $   54,271,270   $   63,882,232
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                               $       33,709   $       25,044   $       44,959   $        2,456
Dividends payable                                                     112,205           75,759           97,965          114,911
Payable to affiliate for service fees                                  20,272           14,705           18,094           21,553
Accrued expenses                                                       19,581           17,128           21,487           22,558
--------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                              $      185,767   $      132,636   $      182,505   $      161,478
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $   60,171,879   $   43,568,816   $   54,088,765   $   63,720,754
--------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                $   57,921,396   $   42,936,316   $   51,547,757   $   62,421,378
Accumulated net realized loss from Portfolio (computed on
   the basis of identified cost)                                     (754,826)      (1,458,966)      (1,468,273)      (4,052,610)
Accumulated undistributed (distributions in excess of) net
   investment income                                                 (112,205)         (43,903)          57,521         (106,239)
Net unrealized appreciation from Portfolio (computed
   on the basis of identified cost)                                 3,117,514        2,135,369        3,951,760        5,458,225
--------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                          $   60,171,879   $   43,568,816   $   54,088,765   $   63,720,754
--------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                     $   40,224,899   $   33,214,878   $   38,228,730   $   47,287,894
SHARES OUTSTANDING                                                  4,103,649        3,361,498        4,031,629        5,072,177
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                $         9.80   $         9.88   $         9.48   $         9.32
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of net asset value per share)         $        10.29   $        10.37   $         9.95   $         9.78

CLASS B SHARES

NET ASSETS                                                     $   19,946,980   $   10,353,938   $   15,860,035   $   16,432,860
SHARES OUTSTANDING                                                  1,851,687          975,601        1,566,103        1,633,823
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                $        10.77   $        10.61   $        10.13   $        10.06

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                        See notes to financial statements

                                                                                                                  NORTH CAROLINA
                                                               LOUISIANA FUND    MARYLAND FUND    MISSOURI FUND        FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investment in Municipals Portfolio --
   Identified cost                                             $   25,752,685   $   71,548,994   $   52,751,523   $   75,060,529
   Unrealized appreciation                                          1,597,765          125,769        4,794,078        5,121,949
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE                        $   27,350,450   $   71,674,763   $   57,545,601   $   80,182,478
--------------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                $        6,230   $        8,415   $        5,255   $       10,000
--------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                   $   27,356,680   $   71,683,178   $   57,550,856   $   80,192,478
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                               $       45,167   $      163,103   $      136,186   $      203,282
Dividends payable                                                      53,700          109,742           89,549          134,170
Payable to affiliate for service fees                                   9,073           24,135           18,948           27,126
Accrued expenses                                                       11,252           18,273           17,993           25,244
--------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                              $      119,192   $      315,253   $      262,676   $      389,822
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $   27,237,488   $   71,367,925   $   57,288,180   $   79,802,656
--------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                $   26,706,123   $   72,029,092   $   53,712,833   $   75,268,527
Accumulated net realized loss from Portfolio (computed on
   the basis of identified cost)                                   (1,102,898)      (1,073,865)      (1,230,951)        (497,463)
Accumulated undistributed (distributions in excess of) net
   investment income                                                   36,498          286,929           12,220          (90,357)
Net unrealized appreciation from Portfolio (computed
   on the basis of identified cost)                                 1,597,765          125,769        4,794,078        5,121,949
--------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                          $   27,237,488   $   71,367,925   $   57,288,180   $   79,802,656
--------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES

---------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $   17,793,284   $   45,912,624   $   44,384,792   $   61,704,336
SHARES OUTSTANDING                                                  1,807,820        4,839,538        4,403,667        6,571,046
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                $         9.84   $         9.49   $        10.08   $         9.39
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of net asset value per share)         $        10.33   $         9.96   $        10.58   $         9.86

CLASS B SHARES

NET ASSETS                                                     $    9,444,204   $   25,455,301   $   12,903,388   $   18,098,320
SHARES OUTSTANDING                                                    908,240        2,460,058        1,158,681        1,792,417
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
   SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                $        10.40   $        10.35   $        11.14   $        10.10

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                        See notes to financial statements

                                                                                SOUTH CAROLINA
                                                                 OREGON FUND         FUND        TENNESSEE FUND   VIRGINIA FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investment in Municipals Portfolio --
   Identified cost                                             $   77,290,142   $   50,993,461   $   47,666,703   $   98,394,772
   Unrealized appreciation                                          3,226,608        2,573,274        3,664,282        8,774,691
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE                        $   80,516,750   $   53,566,735   $   51,330,985   $  107,169,463
--------------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                $      114,816   $          311   $       40,307   $      111,765
--------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                   $   80,631,566   $   53,567,046   $   51,371,292   $  107,281,228
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                               $       56,814   $      290,138   $       45,202   $      652,624
Dividends payable                                                     135,107          111,711           85,555          166,572
Payable to affiliate for service fees                                  27,263           17,872           16,869           38,487
Accrued expenses                                                       21,168           17,183           14,250           22,217
--------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                              $      240,352   $      436,904   $      161,876   $      879,900
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $   80,391,214   $   53,130,142   $   51,209,416   $  106,401,328
--------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                $   80,273,265   $   51,842,265   $   48,590,678   $  100,521,619
Accumulated net realized loss from Portfolio (computed on
   the basis of identified cost)                                   (3,111,794)      (1,265,763)      (1,008,398)      (2,996,801)
Accumulated undistributed (distributions in excess of) net
   investment income                                                    3,135          (19,634)         (37,146)         101,819
Net unrealized appreciation from Portfolio (computed
   on the basis of identified cost)                                 3,226,608        2,573,274        3,664,282        8,774,691
--------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                          $   80,391,214   $   53,130,142   $   51,209,416   $  106,401,328
--------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                     $   55,603,980   $   34,600,941   $   39,285,195   $   73,924,336
SHARES OUTSTANDING                                                  5,865,236        3,562,177        3,966,283        7,708,985
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                $         9.48   $         9.71   $         9.90   $         9.59
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of net asset value per share)         $         9.95   $        10.19   $        10.39   $        10.07

CLASS B SHARES

NET ASSETS                                                     $   24,787,234   $   18,529,201   $   11,924,221   $   32,476,992
SHARES OUTSTANDING                                                  2,391,185        1,799,483        1,105,673        3,060,773
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                $        10.37   $        10.30   $        10.78   $        10.61

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                        See notes to financial statements

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2004

                                                                ALABAMA FUND    ARKANSAS FUND     GEORGIA FUND    KENTUCKY FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest allocated from Portfolio                              $    3,429,800   $    2,460,261   $    3,186,338   $    3,677,207
Expenses allocated from Portfolio                                    (285,423)        (177,770)        (240,922)        (296,802)
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                           $    3,144,377   $    2,282,491   $    2,945,416   $    3,380,405
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                    $        1,530   $          153   $        1,529   $        1,530
Distribution and service fees --
   Class A                                                             46,056           40,237           38,172           47,124
   Class B                                                            384,813          227,022          340,545          408,106
Legal and accounting services                                          14,744           13,757           16,039           14,744
Printing and postage                                                    9,219            3,801            8,924           12,504
Custodian fee                                                          10,462            8,158            9,225           10,825
Transfer and dividend disbursing agent fees                            36,795           22,632           39,626           43,727
Registration fees                                                          --            1,028               --               --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                 $      503,619   $      316,788   $      454,060   $      538,560
--------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                          $    2,640,758   $    1,965,703   $    2,491,356   $    2,841,845
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)             $    1,376,904   $      154,279   $       15,698   $      134,408
   Financial futures contracts                                       (977,035)        (708,179)        (987,635)        (991,083)
   Interest rate swap contracts                                            --         (274,450)              --               --
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                                       $      399,869   $     (828,350)  $     (971,937)  $     (856,675)
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                         $      218,842   $    1,499,427   $    2,259,349   $    1,487,949
   Financial futures contracts                                        (88,645)         (42,242)         (88,259)         (93,947)
   Interest rate swap contracts                                            --           15,108               --               --
--------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           $      130,197   $    1,472,293   $    2,171,090   $    1,394,002
--------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                               $      530,066   $      643,943   $    1,199,153   $      537,327
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    3,170,824   $    2,609,646   $    3,690,509   $    3,379,172
--------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FOR THE YEAR ENDED AUGUST 31, 2004

                                                                                                                  NORTH CAROLINA
                                                               LOUISIANA FUND    MARYLAND FUND    MISSOURI FUND        FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest allocated from Portfolio                              $    1,604,056   $    4,195,032   $    3,294,962   $    4,628,795
Expenses allocated from Portfolio                                    (109,488)        (344,587)        (251,876)        (394,303)
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                           $    1,494,568   $    3,850,445   $    3,043,086   $    4,234,492
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                    $          153   $        1,530   $        1,530   $        1,530
Distribution and service fees --
   Class A                                                             21,761           48,902           46,489           65,730
   Class B                                                            162,660          478,929          319,139          493,949
Legal and accounting services                                          15,388           15,695           17,265           14,741
Printing and postage                                                    4,144           12,311           10,884           14,509
Custodian fee                                                           6,698           11,966            9,767           13,231
Transfer and dividend disbursing agent fees                            14,242           47,973           40,706           58,184
Registration fees                                                       2,451            4,250            4,330               --
Miscellaneous                                                           1,764               --            2,414              602
--------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                 $      229,261   $      621,556   $      452,524   $      662,476
--------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                          $    1,265,307   $    3,228,889   $    2,590,562   $    3,572,016
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)             $      271,891   $      666,368   $      214,695   $    1,966,568
   Financial futures contracts                                       (500,732)      (1,474,209)        (887,068)      (1,634,730)
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                                       $     (228,841)  $     (807,841)  $     (672,373)  $      331,838
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                         $      909,724   $    1,148,201   $    1,997,752   $      586,827
   Financial futures contracts                                        (50,053)        (120,171)         (88,808)        (102,591)
   Interest rate swap contracts                                            --               --               --         (167,467)
--------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           $      859,671   $    1,028,030   $    1,908,944   $      316,769
--------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                               $      630,830   $      220,189   $    1,236,571   $      648,607
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    1,896,137   $    3,449,078   $    3,827,133   $    4,220,623
--------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                                SOUTH CAROLINA
                                                                  OREGON FUND        FUND        TENNESSEE FUND   VIRGINIA FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest allocated from Portfolio                              $    4,953,256   $    3,181,694   $    2,662,324   $    6,204,940
Expenses allocated from Portfolio                                    (390,567)        (231,395)        (196,852)        (539,690)
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                           $    4,562,689   $    2,950,299   $    2,465,472   $    5,665,250
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                    $        1,530   $        1,530   $          153   $        3,060
Distribution and service fees --
   Class A                                                             60,479           44,142           43,526           79,684
   Class B                                                            497,496          295,251          259,294          695,552
Legal and accounting services                                          17,922           19,330           16,177           15,941
Printing and postage                                                   13,296            3,000            6,463           17,515
Custodian fee                                                          13,111            8,990            8,751           14,822
Transfer and dividend disbursing agent fees                            51,280           25,731           28,109           66,141
Registration fees                                                       2,798               --            2,811               --
Miscellaneous                                                           3,103               --            2,278               --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                 $      661,015   $      397,974   $      367,562   $      892,715
--------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                          $    3,901,674   $    2,552,325   $    2,097,910   $    4,772,535
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)             $      605,840   $      390,189   $       99,747   $      294,262
   Financial futures contracts                                     (1,518,036)        (732,669)        (853,846)      (2,009,582)
   Interest rate swap contracts                                      (748,500)              --               --               --
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                              $   (1,660,696)  $     (342,480)  $     (754,099)  $   (1,715,320)
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                         $    2,058,935   $    1,845,199   $    1,540,244   $    4,209,576
   Financial futures contracts                                        (45,807)         (87,150)         (83,319)        (203,247)
   Interest rate swap contracts                                       165,535               --               --               --
--------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           $    2,178,663   $    1,758,049   $    1,456,925   $    4,006,329
--------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                               $      517,967   $    1,415,569   $      702,826   $    2,291,009
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    4,419,641   $    3,967,894   $    2,800,736   $    7,063,544
--------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2004

                                                                ALABAMA FUND    ARKANSAS FUND     GEORGIA FUND    KENTUCKY FUND
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                                       $    2,640,758   $    1,965,703   $    2,491,356   $    2,841,845
   Net realized gain (loss) from investments, financial
      futures contracts and interest rate swap contracts
      transactions                                                    399,869         (828,350)        (971,937)        (856,675)
   Net change in unrealized appreciation (depreciation)
      from investments, financial futures contracts and
      interest rate swap contracts                                    130,197        1,472,293        2,171,090        1,394,002
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    3,170,824   $    2,609,646   $    3,690,509   $    3,379,172
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                  $   (1,076,281)  $     (977,985)  $     (949,043)  $   (1,117,129)
      Class B                                                      (1,578,485)        (978,303)      (1,488,841)      (1,679,736)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            $   (2,654,766)  $   (1,956,288)  $   (2,437,884)  $   (2,796,865)
--------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                  $   34,728,505   $   26,358,958   $   37,022,262   $   47,111,274
      Class B                                                       1,725,404        1,014,415        1,761,503        1,379,643
   Net asset value of shares issued to shareholders in
      payment of distributions declared
      Class A                                                         518,861          581,135          502,771          574,003
      Class B                                                         856,655          635,186          819,267          879,996
   Cost of shares redeemed
      Class A                                                      (3,329,746)      (2,663,661)      (2,702,718)      (3,533,589)
      Class B                                                     (39,332,206)     (26,466,390)     (38,574,431)     (50,752,994)
--------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS        $   (4,832,527)  $     (540,357)  $   (1,171,346)  $   (4,341,667)
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                          $   (4,316,469)  $      113,001   $       81,279   $   (3,759,360)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $   64,488,348   $   43,455,815   $   54,007,486   $   67,480,114
--------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $   60,171,879   $   43,568,816   $   54,088,765   $   63,720,754
--------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF YEAR                                                 $     (112,205)  $      (43,903)  $       57,521   $     (106,239)

                        See notes to financial statements

                                                                                                                  NORTH CAROLINA
                                                               LOUISIANA FUND    MARYLAND FUND   MISSOURI FUND         FUND
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                                       $    1,265,307   $    3,228,889   $    2,590,562   $    3,572,016
   Net realized gain (loss) from investments and financial
      futures contracts transactions                                 (228,841)        (807,841)        (672,373)         331,838
   Net change in unrealized appreciation (depreciation) from
      investments, financial futures contracts and interest
      rate swap contracts                                             859,671        1,028,030        1,908,944          316,769
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    1,896,137   $    3,449,078   $    3,827,133   $    4,220,623
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                  $     (528,741)  $   (1,163,130)  $   (1,208,893)  $   (1,534,841)
      Class B                                                        (693,682)      (1,980,264)      (1,582,879)      (2,008,939)
   From net realized gain
      Class A                                                              --          (35,150)              --               --
      Class B                                                              --         (276,795)              --               --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            $   (1,222,423)  $   (3,455,339)  $   (2,791,772)  $   (3,543,780)
--------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                  $   13,079,035   $   43,184,232   $   39,972,134   $   58,546,692
      Class B                                                         650,480        2,944,774        1,373,900        1,220,150
   Net asset value of shares issued to shareholders in
      payment of distributions declared
      Class A                                                         258,940          724,591          769,013          867,544
      Class B                                                         211,163        1,464,032          996,471        1,123,774
   Cost of shares redeemed
      Class A                                                      (1,541,205)      (4,813,161)      (3,261,284)      (5,391,405)
      Class B                                                     (14,434,133)     (50,646,063)     (40,777,902)     (66,524,182)
--------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS        $   (1,775,720)  $   (7,141,595)  $     (927,668)  $  (10,157,427)
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                          $   (1,102,006)  $   (7,147,856)  $      107,693   $   (9,480,584)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $   28,339,494   $   78,515,781   $   57,180,487   $   89,283,240
--------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $   27,237,488   $   71,367,925   $   57,288,180   $   79,802,656
--------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF YEAR                                                 $       36,498   $      286,929   $       12,220   $      (90,357)

                        See notes to financial statements

                                                                                SOUTH CAROLINA
                                                                  OREGON FUND        FUND        TENNESSEE FUND    VIRGINIA FUND
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                                       $    3,901,674   $    2,552,325   $    2,097,910   $    4,772,535
   Net realized loss from investments, financial futures
      contracts and interest rate swap contracts transactions      (1,660,696)        (342,480)        (754,099)      (1,715,320)
   Net change in unrealized appreciation (depreciation) from
      investments, financial futures contracts and interest
      rate swap contracts                                           2,178,663        1,758,049        1,456,925        4,006,329
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    4,419,641   $    3,967,894   $    2,800,736   $    7,063,544
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                  $   (1,570,081)  $   (1,172,998)  $   (1,058,771)  $   (1,841,596)
      Class B                                                      (2,330,359)      (1,413,526)      (1,130,341)      (2,903,078)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            $   (3,900,440)  $   (2,586,524)  $   (2,189,112)  $   (4,744,674)
--------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                  $   50,207,110   $   27,905,370   $   34,497,381   $   71,511,664
      Class B                                                       2,338,769        1,935,422        1,279,974        2,372,337
   Net asset value of shares issued to shareholders in
      payment of distributions declared
      Class A                                                         970,037          624,288          600,444        1,084,271
      Class B                                                       1,463,789          790,571          677,818        1,773,521
   Cost of shares redeemed
      Class A                                                      (3,929,615)      (4,330,931)      (4,392,600)      (6,480,567)
      Class B                                                     (53,590,332)     (26,361,174)     (30,298,379)     (79,394,209)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
  TRANSACTIONS                                                 $   (2,540,242)  $      563,546   $    2,364,638   $   (9,132,983)
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                          $   (2,021,041)  $    1,944,916   $    2,976,262   $   (6,814,113)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $   82,412,255   $   51,185,226   $   48,233,154   $  113,215,441
--------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $   80,391,214   $   53,130,142   $   51,209,416   $  106,401,328
--------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF YEAR                                                 $        3,135   $      (19,634)  $      (37,146)  $      101,819

                        See notes to financial statements

FOR THE YEAR ENDED AUGUST 31, 2003

                                                                 ALABAMA FUND    ARKANSAS FUND    GEORGIA FUND     KENTUCKY FUND
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                                       $    2,694,981   $    1,895,266   $    2,453,598   $    2,794,319
   Net realized gain (loss) from investments and financial
      futures contracts transactions                                  134,429          527,436         (333,636)      (2,678,901)
   Net change in unrealized appreciation (depreciation) from
      investments, financial futures contracts and interest
      rate swap contracts                                          (1,468,945)      (1,636,116)        (612,968)       1,374,471
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    1,360,465   $      786,586   $    1,506,994   $    1,489,889
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                  $     (417,696)  $     (413,160)  $     (198,222)  $     (180,714)
      Class B                                                      (2,277,117)      (1,484,720)      (2,180,570)      (2,628,757)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            $   (2,694,813)  $   (1,897,880)  $   (2,378,792)  $   (2,809,471)
--------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                  $    2,512,499   $    2,590,733   $    1,753,939   $    1,724,659
      Class B                                                       5,215,444        1,650,051        4,422,007        4,440,184
   Net asset value of shares issued to shareholders in
      payment of distributions declared
      Class A                                                         192,025          122,551           66,482           69,064
      Class B                                                       1,019,795          814,033          905,625        1,186,406
   Cost of shares redeemed
      Class A                                                      (1,145,837)        (382,455)        (937,940)        (552,531)
      Class B                                                      (6,181,176)      (3,321,738)      (7,155,620)      (7,483,374)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
  TRANSACTIONS                                                 $    1,612,750   $    1,473,175   $     (945,507)  $     (615,592)
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                          $      278,402   $      361,881   $   (1,817,305)  $   (1,935,174)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $   64,209,946   $   43,093,934   $   55,824,791   $   69,415,288
--------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $   64,488,348   $   43,455,815   $   54,007,486   $   67,480,114
--------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF YEAR                                                 $     (118,827)  $      (45,540)  $       15,534   $     (122,409)

                        See notes to financial statements

                                                                                                                      NORTH
                                                               LOUISIANA FUND   MARYLAND FUND     MISSOURI FUND    CAROLINA FUND
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                                       $    1,294,519   $    3,347,141   $    2,598,861   $    3,774,472
   Net realized gain (loss) from investments and financial
      futures contracts transactions                                  234,944          437,591          375,821         (833,850)
   Net change in unrealized appreciation (depreciation)
      from investments and financial futures contracts               (896,513)      (2,115,612)      (1,480,015)      (1,726,154)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $      632,950   $    1,669,120   $    1,494,667   $    1,214,468
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                  $     (285,308)  $     (442,117)  $     (355,941)  $     (461,944)
      Class B                                                        (931,391)      (2,872,943)      (2,290,716)      (3,344,556)
   From net realized gain
      Class A                                                              --           (1,906)              --               --
      Class B                                                              --          (13,334)              --               --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            $   (1,216,699)  $   (3,330,300)  $   (2,646,657)  $   (3,806,500)
--------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                  $    1,086,583   $    3,428,872   $    2,311,813   $    2,378,386
      Class B                                                       1,542,740        5,168,903        3,567,519        4,670,222
   Net asset value of shares issued to shareholders in
      payment of distributions declared
      Class A                                                         164,740          202,544          219,751          260,011
      Class B                                                         270,705        1,381,714        1,156,655        1,570,321
   Cost of shares redeemed
      Class A                                                        (977,808)      (6,215,752)      (1,366,847)      (2,057,374)
      Class B                                                      (2,441,655)      (9,044,584)      (6,162,631)     (10,481,119)
--------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS        $     (354,695)  $   (5,078,303)  $     (273,740)  $   (3,659,553)
--------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                     $     (938,444)  $   (6,739,483)  $   (1,425,730)  $   (6,251,585)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $   29,277,938   $   85,255,264   $   58,606,217   $   95,534,825
--------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $   28,339,494   $   78,515,781   $   57,180,487   $   89,283,240
--------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF YEAR                                                 $       22,430   $      211,129   $      244,227   $      (69,962)

                        See notes to financial statements

                                                                                    SOUTH
                                                                OREGON FUND      CAROLINA FUND   TENNESSEE FUND   VIRGINIA FUND
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                                       $    3,819,834   $    2,183,737   $    2,014,978   $    4,877,084
   Net realized gain (loss) from investments and financial
      futures contracts transactions                                   53,388          444,288          132,379         (166,417)
   Net change in unrealized appreciation (depreciation) from
      investments, financial futures contracts and interest
      rate swap contracts                                          (2,528,160)      (1,603,577)        (763,780)      (2,469,255)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    1,345,062   $    1,024,448   $    1,383,577   $    2,241,412
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                  $     (447,680)  $     (450,133)  $     (388,311)  $     (423,343)
      Class B                                                      (3,301,340)      (1,722,947)      (1,661,963)      (4,350,127)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            $   (3,749,020)  $   (2,173,080)  $   (2,050,274)  $   (4,773,470)
--------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                  $    3,267,117   $    4,257,563   $    4,647,403   $    2,035,957
      Class B                                                       5,947,664        6,526,520        3,702,463        5,944,063
   Net asset value of shares issued to shareholders in
      payment of distributions declared
      Class A                                                         245,328          187,413          230,900          201,910
      Class B                                                       1,783,128          711,966          803,049        2,175,773
   Cost of shares redeemed
      Class A                                                      (1,109,299)      (2,385,191)      (2,331,404)        (918,702)
      Class B                                                      (8,816,208)      (3,806,803)      (5,911,758)     (12,929,005)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
  TRANSACTIONS                                                 $    1,317,730   $    5,491,468   $    1,140,653   $   (3,490,004)
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                          $   (1,086,228)  $    4,342,836   $      473,956   $   (6,022,062)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $   83,498,483   $   46,842,390   $   47,759,198   $  119,237,503
--------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $   82,412,255   $   51,185,226   $   48,233,154   $  113,215,441
--------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF YEAR                                                 $       42,982   $       21,465   $       58,898   $      124,550

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                ALABAMA FUND -- CLASS A
                                                        ------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003         2002(1)(2)       2001(1)        2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.720   $      9.920   $      9.960   $      9.410   $      9.430
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.454   $      0.475   $      0.471   $      0.479   $      0.481
Net realized and unrealized gain (loss)                        0.085         (0.206)        (0.042)         0.548         (0.015)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.539   $      0.269   $      0.429   $      1.027   $      0.466
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.459)  $     (0.469)  $     (0.469)  $     (0.477)  $     (0.486)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.459)  $     (0.469)  $     (0.469)  $     (0.477)  $     (0.486)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $      9.800   $      9.720   $      9.920   $      9.960   $      9.410
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 5.61%          2.74%          4.49%         11.22%          5.22%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     40,225   $      9,226   $      7,846   $      6,256   $      6,198
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.76%          0.76%          0.82%          0.83%          0.81%
   Expenses after custodian fee reduction(4)                    0.76%          0.74%          0.81%          0.81%          0.80%
   Net investment income                                        4.63%          4.78%          4.83%          4.95%          5.26%
Portfolio Turnover of the Portfolio                               23%            10%            25%            14%             8%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.82% to 4.83%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                ALABAMA FUND -- CLASS B
                                                        ------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003         2002(1)(2)       2001(1)        2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     10.690   $     10.910   $     10.960   $     10.350   $     10.370
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.423   $      0.439   $      0.440   $      0.444   $      0.449
Net realized and unrealized gain (loss)                        0.080         (0.219)        (0.050)         0.611         (0.017)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.503   $      0.220   $      0.390   $      1.055   $      0.432
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.423)  $     (0.440)  $     (0.440)  $     (0.445)  $     (0.452)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.423)  $     (0.440)  $     (0.440)  $     (0.445)  $     (0.452)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     10.770   $     10.690   $     10.910   $     10.960   $     10.350
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 4.77%          2.02%          3.70%         10.45%          4.38%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     19,947   $     55,263   $     56,363   $     57,782   $     59,904
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.52%          1.51%          1.57%          1.58%          1.62%
   Expenses after custodian fee reduction(4)                    1.52%          1.49%          1.56%          1.56%          1.61%
   Net investment income                                        3.88%          4.04%          4.09%          4.20%          4.48%
Portfolio Turnover of the Portfolio                               23%            10%            25%            14%             8%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.08% to 4.09%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                ARKANSAS FUND -- CLASS A
                                                        ------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003         2002(1)(2)        2001          2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.730   $      9.980   $      9.960   $      9.520   $      9.510
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.483   $      0.490   $      0.486   $      0.495   $      0.489
Net realized and unrealized gain (loss)                        0.150         (0.251)         0.023          0.439          0.020
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.633   $      0.239   $      0.509   $      0.934   $      0.509
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.483)  $     (0.489)  $     (0.489)  $     (0.494)  $     (0.499)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.483)  $     (0.489)  $     (0.489)  $     (0.494)  $     (0.499)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $      9.880   $      9.730   $      9.980   $      9.960   $      9.520
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 6.58%          2.42%          5.31%         10.08%          5.62%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     33,215   $      9,480   $      7,383   $      5,162   $      4,757
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.72%          0.73%          0.81%          0.77%          0.84%
   Expenses after custodian fee reduction(4)                    0.72%          0.71%          0.80%          0.75%          0.83%
   Net investment income                                        4.86%          4.90%          4.95%          5.11%          5.25%
Portfolio Turnover of the Portfolio                               15%            25%            23%             9%            14%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gain per share by $0.001 and increase the ratio of net investment income to average net assets from 4.94% to 4.95%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                ARKANSAS FUND -- CLASS B
                                                        ------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003         2002(1)(2)        2001          2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     10.460   $     10.720   $     10.690   $     10.210   $     10.190
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.443   $      0.444   $      0.447   $      0.453   $      0.454
Net realized and unrealized gain (loss)                        0.145         (0.259)         0.028          0.472          0.011
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.588   $      0.185   $      0.475   $      0.925   $      0.465
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.438)  $     (0.445)  $     (0.445)  $     (0.445)  $     (0.445)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.438)  $     (0.445)  $     (0.445)  $     (0.445)  $     (0.445)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     10.610   $     10.460   $     10.720   $     10.690   $     10.210
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 5.68%          1.72%          4.60%          9.27%          4.75%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     10,354   $     33,975   $     35,711   $     37,059   $     37,340
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.47%          1.48%          1.56%          1.52%          1.58%
   Expenses after custodian fee reduction(4)                    1.47%          1.46%          1.55%          1.50%          1.57%
   Net investment income                                        4.13%          4.17%          4.24%          4.36%          4.56%
Portfolio Turnover of the Portfolio                               15%            25%            23%             9%            14%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gain per share by $0.001 and increase the ratio of net investment income to average net assets from 4.23% to 4.24%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                GEORGIA FUND -- CLASS A
                                                        ------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)       2001(1)         2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.260   $      9.410   $      9.480   $      9.020   $      8.990
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.473   $      0.478   $      0.485   $      0.470   $      0.479
Net realized and unrealized gain (loss)                        0.213         (0.162)        (0.089)         0.463          0.031
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.686   $      0.316   $      0.396   $      0.933   $      0.510
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.466)  $     (0.466)  $     (0.466)  $     (0.473)  $     (0.480)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.466)  $     (0.466)  $     (0.466)  $     (0.473)  $     (0.480)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $      9.480   $      9.260   $      9.410   $      9.480   $      9.020
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 7.52%          3.39%          4.38%         10.65%          6.00%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     38,229   $      4,234   $      3,425   $      8,441   $      7,614
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.78%          0.77%          0.85%          0.80%          0.79%
   Expenses after custodian fee reduction(4)                    0.78%          0.75%          0.84%          0.77%          0.77%
   Net investment income                                        5.02%          5.07%          5.24%          5.12%          5.29%
Portfolio Turnover of the Portfolio                                3%            16%            18%             8%            13%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 5.23% to 5.24%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                GEORGIA FUND -- CLASS B
                                                        ------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)       2001(1)         2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.900   $     10.050   $     10.120   $      9.630   $      9.600
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.435   $      0.437   $      0.439   $      0.429   $      0.426
Net realized and unrealized gain (loss)                        0.218         (0.164)        (0.086)         0.493          0.039
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.653   $      0.273   $      0.353   $      0.922   $      0.465
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.423)  $     (0.423)  $     (0.423)  $     (0.432)  $     (0.435)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.423)  $     (0.423)  $     (0.423)  $     (0.432)  $     (0.435)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     10.130   $      9.900   $     10.050   $     10.120   $      9.630
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 6.69%          2.72%          3.64%          9.82%          5.09%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     15,860   $     49,773   $     52,400   $     55,051   $     55,245
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.53%          1.52%          1.60%          1.56%          1.58%
   Expenses after custodian fee reduction(4)                    1.53%          1.50%          1.59%          1.53%          1.56%
   Net investment income                                        4.27%          4.34%          4.43%          4.38%          4.64%
Portfolio Turnover of the Portfolio                                3%            16%            18%             8%            13%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.42% to 4.43%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                               KENTUCKY FUND -- CLASS A
                                                        ------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)       2001(1)         2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.240   $      9.420   $      9.500   $      9.160   $      9.410
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.442   $      0.446   $      0.463   $      0.446   $      0.498
Net realized and unrealized gain (loss)                        0.077         (0.174)        (0.091)         0.378         (0.246)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.519   $      0.272   $      0.372   $      0.824   $      0.252
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.439)  $     (0.452)  $     (0.452)  $     (0.484)  $     (0.502)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.439)  $     (0.452)  $     (0.452)  $     (0.484)  $     (0.502)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $      9.320   $      9.240   $      9.420   $      9.500   $      9.160
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 5.70%          2.90%          4.09%          9.26%          2.87%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     47,288   $      4,248   $      3,103   $      7,645   $      5,858
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.78%          0.77%          0.80%          0.85%          0.82%
   Expenses after custodian fee reduction(4)                    0.77%          0.75%          0.79%          0.81%          0.80%
   Net investment income                                        4.77%          4.73%          4.97%          4.79%          5.40%
Portfolio Turnover of the Portfolio                                3%            10%             5%            15%            11%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized loss per share by $0.002 and increase the ratio of net investment income to average net assets from 4.95% to 4.97%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                               KENTUCKY FUND -- CLASS B
                                                        ------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)       2001(1)         2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.970   $     10.160   $     10.250   $      9.870   $     10.120
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.406   $      0.408   $      0.418   $      0.406   $      0.451
Net realized and unrealized gain (loss)                        0.081         (0.188)        (0.098)         0.416         (0.241)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.487   $      0.220   $      0.320   $      0.822   $      0.210
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.397)  $      0.410)  $     (0.410)  $     (0.442)  $     (0.460)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.397)  $     (0.410)  $     (0.410)  $     (0.442)  $     (0.460)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     10.060   $      9.970   $     10.160   $     10.250   $      9.870
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 4.96%          2.15%          3.26%          8.56%          2.21%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     16,433   $     63,232   $     66,312   $     72,000   $     75,590
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.53%          1.52%          1.55%          1.59%          1.62%
   Expenses after custodian fee reduction(4)                    1.52%          1.50%          1.54%          1.55%          1.60%
   Net investment income                                        4.00%          4.01%          4.17%          4.08%          4.67%
Portfolio Turnover of the Portfolio                                3%            10%             5%            15%            11%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized loss per share by $0.002 and increase the ratio of net investment income to average net assets from 4.15% to 4.17%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                               LOUISIANA FUND -- CLASS A
                                                        ------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                          2004(1)          2003        2002(1)(2)       2001(1)        2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.610   $      9.790   $      9.810   $      9.240   $      9.240
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.485   $      0.490   $      0.486   $      0.463   $      0.472
Net realized and unrealized gain (loss)                        0.217         (0.208)        (0.047)         0.573          0.001
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.702   $      0.282   $      0.439   $      1.036   $      0.473
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.472)  $     (0.462)  $     (0.459)  $     (0.466)  $     (0.473)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.472)  $     (0.462)  $     (0.459)  $     (0.466)  $     (0.473)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $      9.840   $      9.610   $      9.790   $      9.810   $      9.240
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 7.44%          2.89%          4.66%         11.51%          5.43%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     17,793   $      6,027   $      5,885   $      5,555   $      4,566
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.76%          0.74%          0.80%          0.83%          0.73%
   Expenses after custodian fee reduction(4)                    0.75%          0.72%          0.78%          0.80%          0.69%
   Net investment income                                        4.98%          5.00%          5.05%          4.88%          5.28%
Portfolio Turnover of the Portfolio                                9%            21%            25%            14%            14%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.015, increase net realized and unrealized loss per share by $0.015 and increase the ratio of net investment income to average net assets from 4.90% to 5.05%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                               LOUISIANA FUND -- CLASS B
                                                        ------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                          2004(1)          2003         2002(1)(2)      2001(1)        2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     10.150   $     10.350   $     10.380   $      9.770   $      9.760
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.438   $      0.441   $      0.438   $      0.414   $      0.424
Net realized and unrealized gain (loss)                        0.233         (0.227)        (0.056)         0.615          0.008
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.671   $      0.214   $      0.382   $      1.029   $      0.432
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.421)  $     (0.414)  $     (0.412)  $     (0.419)  $     (0.422)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.421)  $     (0.414)  $     (0.412)  $     (0.419)  $     (0.422)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     10.400   $     10.150   $     10.350   $     10.380   $      9.770
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 6.72%          2.05%          3.82%         10.78%          4.66%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $      9,444   $     22,312   $     23,393   $     23,584   $     23,779
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.51%          1.49%          1.55%          1.59%          1.55%
   Expenses after custodian fee reduction(4)                    1.50%          1.47%          1.53%          1.56%          1.51%
   Net investment income                                        4.23%          4.25%          4.30%          4.14%          4.49%
Portfolio Turnover of the Portfolio                                9%            21%            25%            14%            14%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.015, increase net realized and unrealized loss per share by $0.015 and increase the ratio of net investment income to average net assets from 4.15% to 4.30%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                  MARYLAND FUND -- CLASS A
                                                        ---------------------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                        ---------------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)           2001          2000(1)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.500   $      9.700   $      9.700      $      9.160   $      9.230
-----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.459   $      0.454   $      0.452      $      0.462   $      0.445
Net realized and unrealized gain (loss)                        0.022         (0.203)        (0.003)(3)         0.511         (0.065)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.481   $      0.251   $      0.449      $      0.973   $      0.380
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.449)  $     (0.449)  $     (0.449)     $     (0.433)  $     (0.450)
From net realized gain                                        (0.042)        (0.002)            --                --             --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.491)  $     (0.451)  $     (0.449)     $     (0.433)  $     (0.450)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $      9.490   $      9.500   $      9.700      $      9.700   $      9.160
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                 5.14%          2.58%          4.80%            10.88%          4.35%
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     45,913   $      8,085   $     10,820      $      6,331   $      3,200
Ratios (As a percentage of average daily net assets):
   Expenses(5)                                                  0.79%          0.78%          0.85%             0.83%          0.73%
   Expenses after custodian fee reduction(5)                    0.79%          0.76%          0.83%             0.78%          0.71%
   Net investment income                                        4.84%          4.67%          4.73%             4.99%          4.98%
Portfolio Turnover of the Portfolio                               12%            28%            25%               18%             9%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Per share amount is not in accord with the net realized and unrealized gain
     (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                  MARYLAND FUND -- CLASS B
                                                        ---------------------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                        ---------------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)           2001          2000(1)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     10.360   $     10.580   $     10.580      $     10.000   $     10.080
-----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.426   $      0.416   $      0.419      $      0.431   $      0.401
Net realized and unrealized gain (loss)                        0.018         (0.222)        (0.007)(3)         0.546         (0.067)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.444   $      0.194   $      0.412      $      0.977   $      0.334
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.412)  $     (0.412)  $     (0.412)     $     (0.397)  $     (0.414)
From net realized gain                                        (0.042)        (0.002)            --                --             --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.454)  $     (0.414)  $     (0.412)     $     (0.397)  $     (0.414)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     10.350   $     10.360   $     10.580      $     10.580   $     10.000
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                 4.34%          1.80%          4.02%             9.98%          3.50%
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     25,455   $     70,431   $     74,435      $     75,790   $     78,272
Ratios (As a percentage of average daily net assets):
   Expenses(5)                                                  1.54%          1.53%          1.60%             1.57%          1.60%
   Expenses after custodian fee reduction(5)                    1.54%          1.51%          1.58%             1.52%          1.58%
   Net investment income                                        4.05%          3.92%          4.02%             4.21%          4.11%
Portfolio Turnover of the Portfolio                               12%            28%            25%               18%             9%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Per share amount is not in accord with the net realized and unrealized gain
     (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                 MISSOURI FUND -- CLASS A
                                                        ---------------------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                        ---------------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)           2001           2000
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.890   $     10.090   $     10.130      $      9.550   $      9.630
-----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.497   $      0.510   $      0.520      $      0.520   $      0.520
Net realized and unrealized gain (loss)                        0.232         (0.192)        (0.043)            0.561         (0.103)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.729   $      0.318   $      0.477      $      1.081   $      0.417
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.539)  $     (0.518)  $     (0.517)     $     (0.501)  $     (0.497)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.539)  $     (0.518)  $     (0.517)     $     (0.501)  $     (0.497)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     10.080   $      9.890   $     10.090      $     10.130   $      9.550
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 7.53%          3.18%          4.92%            11.65%          4.60%
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     44,385   $      7,311   $      6,301      $      4,378   $      4,132
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.81%          0.79%          0.80%             0.82%          0.81%
   Expenses after custodian fee reduction(4)                    0.80%          0.77%          0.79%             0.80%          0.80%
   Net investment income                                        4.99%          5.06%          5.24%             5.34%          5.54%
Portfolio Turnover of the Portfolio                               10%            20%             8%                8%             8%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 5.23% to 5.24%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                MISSOURI FUND -- CLASS B
                                                        ------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)        2001           2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     10.930   $     11.140   $     11.190   $     10.550   $     10.650
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.474   $      0.482   $      0.494   $      0.493   $      0.486
Net realized and unrealized gain (loss)                        0.244         (0.201)        (0.053)         0.622         (0.121)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.718   $      0.281   $      0.441   $      1.115   $      0.365
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.508)  $     (0.491)  $     (0.491)  $     (0.475)  $     (0.465)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.508)  $     (0.491)  $     (0.491)  $     (0.475)  $     (0.465)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     11.140   $     10.930   $     11.140   $     11.190   $     10.550
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 6.71%          2.52%          4.09%         10.84%          3.62%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     12,903   $     49,870   $     52,305   $     53,027   $     54,531
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.56%          1.54%          1.55%          1.57%          1.62%
   Expenses after custodian fee reduction(4)                    1.55%          1.52%          1.54%          1.55%          1.61%
   Net investment income                                        4.26%          4.32%          4.50%          4.54%          4.69%
Portfolio Turnover of the Portfolio                               10%            20%             8%             8%             8%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.49% to 4.50%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                             NORTH CAROLINA FUND -- CLASS A
                                                        ------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)       2001(1)        2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.320   $      9.600   $      9.670   $      9.260   $      9.260
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.436   $      0.447   $      0.467   $      0.477   $      0.481
Net realized and unrealized gain (loss)                        0.071         (0.275)        (0.085)         0.403          0.003
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.507   $      0.172   $      0.382   $      0.880   $      0.484
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.437)  $     (0.452)  $     (0.452)  $     (0.470)  $     (0.484)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.437)  $     (0.452)  $     (0.452)  $     (0.470)  $     (0.484)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $      9.390   $      9.320   $      9.600   $      9.670   $      9.260
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 5.52%          1.80%          4.12%          9.77%          5.51%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     61,704   $      9,351   $      9,036   $      7,917   $     12,696
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.79%          0.79%          0.83%          0.84%          0.85%
   Expenses after custodian fee reduction(4)                    0.79%          0.77%          0.83%          0.81%          0.82%
   Net investment income                                        4.65%          4.69%          4.93%          5.09%          5.34%
Portfolio Turnover of the Portfolio                               19%            21%            21%            28%            17%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.92% to 4.93%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                             NORTH CAROLINA FUND -- CLASS B
                                                        ------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)       2001(1)        2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     10.030   $     10.310   $     10.390   $      9.970   $      9.960
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.402   $      0.405   $      0.427   $      0.431   $      0.449
Net realized and unrealized gain (loss)                        0.062         (0.277)        (0.099)         0.423          0.006
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.464   $      0.128   $      0.328   $      0.854   $      0.455
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.394)  $     (0.408)  $     (0.408)  $     (0.434)  $     (0.445)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.394)  $     (0.408)  $     (0.408)  $     (0.434)  $     (0.445)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     10.100   $     10.030   $     10.310   $     10.390   $      9.970
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 4.69%          1.23%          3.29%          8.78%          4.79%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     18,098   $     79,932   $     86,449   $     92,747   $     97,244
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.54%          1.54%          1.58%          1.59%          1.57%
   Expenses after custodian fee reduction(4)                    1.54%          1.52%          1.58%          1.56%          1.54%
   Net investment income                                        3.93%          3.96%          4.20%          4.26%          4.63%
Portfolio Turnover of the Portfolio                               19%            21%            21%            28%            17%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.19% to 4.20%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                 OREGON FUND -- CLASS A
                                                        ------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)        2001          2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.420   $      9.690   $      9.720   $      9.370   $      9.380
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.497   $      0.496   $      0.489   $      0.484   $      0.490
Net realized and unrealized gain (loss)                        0.062         (0.278)        (0.031)         0.354         (0.012)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.559   $      0.218   $      0.458   $      0.838   $      0.478
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.499)  $     (0.488)  $     (0.488)  $     (0.488)  $     (0.488)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.499)  $     (0.488)  $     (0.488)  $     (0.488)  $     (0.488)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $      9.480   $      9.420   $      9.690   $      9.720   $      9.370
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 5.98%          2.30%          4.90%          9.20%          5.39%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     55,604   $      9,778   $      7,638   $      5,367   $      3,459
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.81%          0.80%          0.81%          0.83%          0.75%
   Expenses after custodian fee reduction(4)                    0.80%          0.78%          0.80%          0.82%          0.74%
   Net investment income                                        5.19%          5.19%          5.11%          5.09%          5.38%
Portfolio Turnover of the Portfolio                                6%            16%            21%            13%            25%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 5.08% to 5.11%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                 OREGON FUND -- CLASS B
                                                        ------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)        2001          2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     10.300   $     10.600   $     10.630   $     10.250   $     10.260
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.470   $      0.466   $      0.459   $      0.452   $      0.452
Net realized and unrealized gain (loss)                        0.068         (0.309)        (0.035)         0.380         (0.010)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.538   $      0.157   $      0.424   $      0.832   $      0.442
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.468)  $     (0.457)  $     (0.454)  $     (0.452)  $     (0.452)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.468)  $     (0.457)  $     (0.454)  $     (0.452)  $     (0.452)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     10.370   $     10.300   $     10.600   $     10.630   $     10.250
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 5.26%          1.49%          4.13%          8.32%          4.52%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     24,787   $     72,634   $     75,861   $     78,458   $     79,756
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.56%          1.55%          1.56%          1.58%          1.60%
   Expenses after custodian fee reduction(4)                    1.55%          1.53%          1.55%          1.57%          1.59%
   Net investment income                                        4.45%          4.45%          4.39%          4.37%          4.56%
Portfolio Turnover of the Portfolio                                6%            16%            21%            13%            25%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 4.36% to 4.39%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                             SOUTH CAROLINA FUND -- CLASS A
                                                        ------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                            2004           2003        2002(1)(2)       2001(1)         2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.450   $      9.660   $      9.710   $      9.200   $      9.320
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.508   $      0.488   $      0.483   $      0.483   $      0.502
Net realized and unrealized gain (loss)                        0.265         (0.213)        (0.052)         0.520         (0.123)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.773   $      0.275   $      0.431   $      1.003   $      0.379
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.513)  $     (0.485)  $     (0.481)  $     (0.493)  $     (0.499)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.513)  $     (0.485)  $     (0.481)  $     (0.493)  $     (0.499)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $      9.710   $      9.450   $      9.660   $      9.710   $      9.200
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 8.32%          2.88%          4.61%         11.24%          4.30%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     34,601   $     10,727   $      8,907   $      4,236   $      1,553
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.75%          0.73%          0.80%          0.75%          0.70%
   Expenses after custodian fee reduction(4)                    0.75%          0.71%          0.78%          0.70%          0.68%
   Net investment income                                        5.22%          5.06%          5.05%          5.14%          5.54%
Portfolio Turnover of the Portfolio                               59%            37%            15%            21%            12%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 5.02% to 5.05%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                             SOUTH CAROLINA FUND -- CLASS B
                                                        ------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                            2004           2003        2002(1)(2)       2001(1)         2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     10.020   $     10.250   $     10.300   $      9.760   $      9.900
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.465   $      0.441   $      0.441   $      0.445   $      0.446
Net realized and unrealized gain (loss)                        0.283         (0.231)        (0.057)         0.542         (0.134)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.748   $      0.210   $      0.384   $      0.987   $      0.312
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.468)  $     (0.440)  $     (0.434)  $     (0.447)  $     (0.452)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.468)  $     (0.440)  $     (0.434)  $     (0.447)  $     (0.452)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     10.300   $     10.020   $     10.250   $     10.300   $      9.760
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 7.58%          2.06%          3.87%         10.39%          3.32%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     18,529   $     40,459   $     37,935   $     35,378   $     33,452
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.50%          1.48%          1.56%          1.49%          1.59%
   Expenses after custodian fee reduction(4)                    1.50%          1.46%          1.54%          1.44%          1.57%
   Net investment income                                        4.50%          4.33%          4.35%          4.84%          4.65%
Portfolio Turnover of the Portfolio                               59%            37%            15%            21%            12%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 4.32% to 4.35%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                TENNESSEE FUND -- CLASS A
                                                        ------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)         2003        2002(1)(2)        2001          2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.790   $      9.910   $      9.920   $      9.480   $      9.460
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.462   $      0.469   $      0.479   $      0.484   $      0.482
Net realized and unrealized gain (loss)                        0.133         (0.111)        (0.011)         0.434          0.020
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.595   $      0.358   $      0.468   $      0.918   $      0.502
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.485)  $     (0.478)  $     (0.478)  $     (0.478)  $     (0.482)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.485)  $     (0.478)  $     (0.478)  $     (0.478)  $     (0.482)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $      9.900   $      9.790   $      9.910   $      9.920   $      9.480
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 6.17%          3.65%          4.91%          9.94%          5.57%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     39,285   $      9,051   $      6,672   $      4,654   $      3,557
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.74%          0.74%          0.76%          0.76%          0.83%
   Expenses after custodian fee reduction(4)                    0.73%          0.71%          0.74%          0.72%          0.81%
   Net investment income                                        4.69%          4.72%          4.91%          5.03%          5.23%
Portfolio Turnover of the Portfolio                               20%            17%            19%            11%             9%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                TENNESSEE FUND -- CLASS B
                                                        ------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)         2003        2002(1)(2)        2001          2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     10.660   $     10.800   $     10.800   $     10.320   $     10.280
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.429   $      0.433   $      0.444   $      0.451   $      0.452
Net realized and unrealized gain (loss)                        0.137         (0.133)        (0.004)         0.466          0.023
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.566   $      0.300   $      0.440   $      0.917   $      0.475
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.446)  $     (0.440)  $     (0.440)  $     (0.437)  $     (0.435)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.446)  $     (0.440)  $     (0.440)  $     (0.437)  $     (0.435)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     10.780   $     10.660   $     10.800   $     10.800   $     10.320
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 5.39%          2.79%          4.22%          9.09%          4.82%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     11,924   $     39,182   $     41,087   $     42,550   $     41,372
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.49%          1.49%          1.51%          1.51%          1.57%
   Expenses after custodian fee reduction(4)                    1.48%          1.46%          1.49%          1.47%          1.55%
   Net investment income                                        3.95%          3.99%          4.19%          4.30%          4.50%
Portfolio Turnover of the Portfolio                               20%            17%            19%            11%             9%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                VIRGINIA FUND -- CLASS A
                                                        ------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)       2001(1)        2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.390   $      9.600   $      9.700   $      9.220   $      9.300
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.451   $      0.463   $      0.475   $      0.464   $      0.481
Net realized and unrealized gain (loss)                        0.202         (0.217)        (0.119)         0.492         (0.072)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.653   $      0.246   $      0.356   $      0.956   $      0.409
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.453)  $     (0.456)  $     (0.456)  $     (0.476)  $     (0.489)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.453)  $     (0.456)  $     (0.456)  $     (0.476)  $     (0.489)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $      9.590   $      9.390   $      9.600   $      9.700   $      9.220
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 7.06%          2.58%          3.82%         10.66%          4.66%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     73,924   $      9,477   $      8,357   $      7,164   $      3,632
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.79%          0.81%          0.82%          0.84%          0.81%
   Expenses after custodian fee reduction(4)                    0.79%          0.80%          0.82%          0.82%          0.80%
   Net investment income                                        4.75%          4.83%          4.99%          4.89%          5.34%
Portfolio Turnover of the Portfolio                               14%            20%            33%            39%            23%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.98% to 4.99%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                VIRGINIA FUND -- CLASS B
                                                        ------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------------
                                                           2004(1)        2003(1)      2002(1)(2)       2001(1)        2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $     10.400   $     10.630   $     10.730   $     10.200   $     10.290
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.426   $      0.434   $      0.448   $      0.435   $      0.456
Net realized and unrealized gain (loss)                        0.204         (0.240)        (0.124)         0.545         (0.083)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $      0.630   $      0.194   $      0.324   $      0.980   $      0.373
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.420)  $     (0.424)  $     (0.424)  $     (0.450)  $     (0.463)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.420)  $     (0.424)  $     (0.424)  $     (0.450)  $     (0.463)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     10.610   $     10.400   $     10.630   $     10.730   $     10.200
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 6.15%          1.81%          3.14%          9.86%          3.80%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     32,477   $    103,739   $    110,881   $    114,367   $    111,662
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.54%          1.56%          1.57%          1.60%          1.60%
   Expenses after custodian fee reduction(4)                    1.54%          1.55%          1.57%          1.58%          1.59%
   Net investment income                                        4.00%          4.09%          4.25%          4.19%          4.57%
Portfolio Turnover of the Portfolio                               14%            20%            33%            39%            23%

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.24% to 4.25%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

EATON VANCE MUNICIPALS FUNDS as of August 31, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-eight Funds, twelve of which, each non-diversified, are included in these financial statements. They include Eaton Vance Alabama Municipals Fund (Alabama Fund), Eaton Vance Arkansas Municipals Fund (Arkansas Fund), Eaton Vance Georgia Municipals Fund (Georgia Fund), Eaton Vance Kentucky Municipals Fund (Kentucky Fund), Eaton Vance Louisiana Municipals Fund (Louisiana Fund), Eaton Vance Maryland Municipals Fund (Maryland Fund), Eaton Vance Missouri Municipals Fund (Missouri Fund), Eaton Vance North Carolina Municipals Fund (North Carolina Fund), Eaton Vance Oregon Municipals Fund (Oregon Fund), Eaton Vance South Carolina Municipals Fund (South Carolina Fund), Eaton Vance Tennessee Municipals Fund (Tennessee Fund) and Eaton Vance Virginia Municipals Fund (Virginia Fund), (collectively, the Funds). The Funds offer two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see
   Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The Alabama Fund invests its assets in the Alabama Municipals Portfolio, the Arkansas Fund invests its assets in the Arkansas Municipals Portfolio, the Georgia Fund invests its assets in the Georgia Municipals Portfolio, the Kentucky Fund invests its assets in the Kentucky Municipals Portfolio, the Louisiana Fund invests its assets in the Louisiana Municipals Portfolio, the Maryland Fund invests its assets in the Maryland Municipals Portfolio, the Missouri Fund invests its assets in the Missouri Municipals Portfolio, the North Carolina Fund invests its assets in the North Carolina Municipals Portfolio, the Oregon Fund invests its assets in the Oregon Municipals Portfolio, the South Carolina Fund invests its assets in the South Carolina Municipals Portfolio, the Tennessee Fund invests its assets in the Tennessee Municipals Portfolio and the Virginia Fund invests its assets in the Virginia Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 99.9% at August 31, 2004 for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

   C FEDERAL TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2004, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

   FUND                   AMOUNT         EXPIRES
   -----------------------------------------------------
   Alabama                $    94,556    August 31, 2005
                              272,583    August 31, 2008
                              136,447    August 31, 2010
                              405,357    August 31, 2011

   Arkansas                   251,575    August 31, 2005
                              336,826    August 31, 2009

   Georgia                     41,652    August 31, 2008
                              223,748    August 31, 2009
                              295,816    August 31, 2011
                              117,457    August 31, 2012

   Kentucky                   233,391    August 31, 2005
                              134,770    August 31, 2010
                            2,950,605    August 31, 2012

   Louisiana                  250,387    August 31, 2005
                              527,106    August 31, 2008
                              159,254    August 31, 2009
                              183,393    August 31, 2010
                              142,162    August 31, 2012

   Maryland                   290,437    August 31, 2012

   Missouri                   113,141    August 31, 2005
                              475,094    August 31, 2010
                              135,451    August 31, 2012

   North Carolina              73,745    August 31, 2005
                              595,722    August 31, 2012

   Oregon                     924,680    August 31, 2005
                              147,651    August 31, 2008
                               87,267    August 31, 2009

   South Carolina             183,416    August 31, 2005
                               25,336    August 31, 2007
                              155,263    August 31, 2008
                              347,930    August 31, 2010

   Tennessee                  246,996    August 31, 2005
                              156,823    August 31, 2012

   Virginia                   168,858    August 31,2009
                              730,517    August 31,2010
                            1,040,829    August 31,2012

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies that will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

   Additionally, at August 31, 2004, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, Oregon Fund, South Carolina Fund, Tennessee Fund, and Virginia Fund had net capital losses of $923,764, $935,874, $797,286, $96,341, $1,012,091, $625,587, $2,081,699, $649,949,
   $680,309, and $1,301,841 respectively, attributable to security transactions incurred after October 31, 2003. These are treated as arising on the first day of each Fund's taxable year ending August 31, 2005.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All credit balances used to reduce each Fund's custodian fees are reported as a reduction of operating expenses on the Statements of Operations.

   E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   G INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

   H OTHER -- Investment transactions are accounted for on a trade-date basis.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The net income of each Fund is determined daily, and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

   The tax character of distributions paid for the years ended August 31, 2004 and August 31, 2003 was as follows:

   YEAR ENDED 8/31/04                ALABAMA        ARKANSAS         GEORGIA        KENTUCKY        LOUISIANA       MARYLAND
   ----------------------------------------------------------------------------------------------------------------------------
   Distributions declared from:
   Tax-exempt income              $   2,621,977   $   1,955,253   $   2,437,884   $   2,795,971   $   1,220,141   $   3,143,394
   Ordinary income                $      32,789   $       1,035   $          --   $         894   $       2,282   $          --
   Long-term capital gain         $          --   $          --   $          --   $          --   $          --   $     311,945

   YEAR ENDED 8/31/03                ALABAMA        ARKANSAS         GEORGIA        KENTUCKY        LOUISIANA       MARYLAND
   ----------------------------------------------------------------------------------------------------------------------------
   Distributions declared from:
   Tax-exempt income              $   2,684,841   $   1,891,303   $   2,374,512   $   2,794,277   $   1,214,074   $   3,312,513
   Ordinary income                $       9,972   $       6,577   $       4,280   $      15,194   $       2,625   $      17,787

                                                      NORTH                           SOUTH
   YEAR ENDED 8/31/04               MISSOURI        CAROLINA         OREGON         CAROLINA        TENNESSEE       VIRGINIA
   ----------------------------------------------------------------------------------------------------------------------------
   Distributions declared from:
   Tax-exempt income              $   2,791,772   $   3,535,745   $   3,900,440   $   2,584,616   $   2,188,883   $   4,741,051
   Ordinary income                $          --   $       8,035   $          --   $       1,908   $         229   $       3,623

                                                      NORTH                           SOUTH
   YEAR ENDED 8/31/03               MISSOURI        CAROLINA         OREGON         CAROLINA        TENNESSEE       VIRGINIA
   ----------------------------------------------------------------------------------------------------------------------------
   Distributions declared from:
   Tax-exempt income              $   2,620,604   $   3,735,871   $   3,732,618   $   2,159,695   $   2,047,021   $   4,731,710
   Ordinary income                $      26,053   $      70,629   $      16,402   $      13,385   $       3,253   $      41,760

   During the year ended August 31, 2004, the following amounts were reclassified due to differences between book and tax accounting for amortization and accretion on debt securities, market discount on disposal of securities, and capital losses:

                                     ALABAMA        ARKANSAS         GEORGIA        KENTUCKY        LOUISIANA       MARYLAND
   ----------------------------------------------------------------------------------------------------------------------------
   Increase (decrease):
     Paid in capital              $    (705,489)  $    (132,916)  $  (5,072,486)  $  (1,092,148)  $  (1,271,552)  $      (2,892)
   Accumulated net realized
     gain/(loss) on investments   $     684,859   $     140,694   $   5,083,971   $   1,120,958   $   1,300,368   $      12,587
   Accumulated undistributed
     income                       $      20,630   $      (7,778)  $     (11,485)  $     (28,810)  $     (28,816)  $      (9,695)

                                                      NORTH                           SOUTH
                                    MISSOURI        CAROLINA         OREGON         CAROLINA        TENNESSEE       VIRGINIA
   ----------------------------------------------------------------------------------------------------------------------------
   Increase (decrease):
     Paid in capital              $     (14,016)  $  (6,919,660)  $    (928,253)  $  (2,472,966)  $    (928,966)  $  (3,521,424)
   Accumulated net realized
     gain/(loss) on investments   $      44,813   $   6,968,291   $     969,334   $   2,479,866   $     933,808   $   3,572,016
   Accumulated undistributed
     income                       $     (30,797)  $     (48,631)  $     (41,081)  $      (6,900)  $      (4,842)  $     (50,592)

   These changes had no effect on the net assets or net asset value per share of the Funds.

   As of August 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                     ALABAMA        ARKANSAS         GEORGIA        KENTUCKY        LOUISIANA       MARYLAND
   ----------------------------------------------------------------------------------------------------------------------------
   Undistributed Income           $          --   $      31,856   $     155,486   $       8,672   $      90,198   $     396,671
   Capital loss carryforward      $    (908,943)  $    (588,401)  $    (678,673)  $  (3,318,766)  $  (1,262,302)  $    (290,437)
   Unrealized Gain                $   3,131,140   $   2,146,326   $   4,019,662   $   5,375,009   $   1,813,965   $     154,761
   Other temporary differences    $      28,286   $    (957,261)  $    (955,467)  $    (765,539)  $    (110,496)  $    (922,162)

                                                      NORTH                           SOUTH
                                    MISSOURI        CAROLINA         OREGON         CAROLINA        TENNESSEE       VIRGINIA
   ----------------------------------------------------------------------------------------------------------------------------
   Undistributed income           $     101,769   $      43,813   $     138,242   $      92,077   $      48,409   $     268,391
   Capital loss carryforward      $    (723,686)  $    (669,467)  $  (1,159,598)  $    (711,945)  $    (403,819)  $  (1,940,204)
   Unrealized Gain                $   4,841,820   $   5,220,021   $   3,310,304   $   2,576,084   $   3,671,505   $   8,856,812
   Other temporary differences    $    (644,556)  $     (60,238)  $  (2,170,999)  $    (668,339)  $    (697,357)  $  (1,305,290)

3  SHARES OF BENEFICIAL INTEREST

   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                              ALABAMA FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS A                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                 3,441,278       253,872
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               52,989        19,464
   Redemptions                                            (339,331)     (115,690)
   -----------------------------------------------------------------------------
   NET INCREASE                                          3,154,936       157,646
   -----------------------------------------------------------------------------

                                                              ALABAMA FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS B                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                   157,911       478,349
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               78,516        93,673
   Redemptions                                          (3,554,701)     (569,034)
   -----------------------------------------------------------------------------
   NET INCREASE (DECREASE)                              (3,318,274)        2,988
   -----------------------------------------------------------------------------

                                                             ARKANSAS FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS A                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                 2,597,036       260,820
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               58,548        12,384
   Redemptions                                            (268,210)      (38,863)
   -----------------------------------------------------------------------------
   NET INCREASE                                          2,387,374       234,341
   -----------------------------------------------------------------------------

                                                             ARKANSAS FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS B                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                    94,636       154,802
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               59,121        76,262
   Redemptions                                          (2,427,295)     (312,574)
   -----------------------------------------------------------------------------
   NET DECREASE                                         (2,273,538)      (81,510)
   -----------------------------------------------------------------------------

                                                              GEORGIA FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS A                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                 3,809,018       185,809
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               53,478         7,065
   Redemptions                                            (288,072)      (99,484)
   -----------------------------------------------------------------------------
   NET INCREASE                                          3,574,424        93,390
   -----------------------------------------------------------------------------

                                                              GEORGIA FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS B                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                   172,924       439,205
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               80,326        89,735
   Redemptions                                          (3,717,192)     (711,548)
   -----------------------------------------------------------------------------
   NET DECREASE                                         (3,463,942)     (182,608)
   -----------------------------------------------------------------------------

                                                              KENTUCKY FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS A                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                 4,934,148       181,905
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               62,001         7,336
   Redemptions                                            (383,648)      (58,976)
   -----------------------------------------------------------------------------
   NET INCREASE                                          4,612,501       130,265
   -----------------------------------------------------------------------------

                                                              KENTUCKY FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS B                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                   136,429       436,325
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               86,461       116,438
   Redemptions                                          (4,931,633)     (735,760)
   -----------------------------------------------------------------------------
   NET DECREASE                                         (4,708,743)     (182,997)
   -----------------------------------------------------------------------------

                                                             LOUISIANA FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS A                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                 1,312,424       110,097
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               26,514        16,826
   Redemptions                                            (158,435)     (100,628)
   -----------------------------------------------------------------------------
   NET INCREASE                                          1,180,503        26,295
   -----------------------------------------------------------------------------

                                                             LOUISIANA FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS B                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                    62,879       147,908
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               20,321        26,091
   Redemptions                                          (1,372,843)     (236,601)
   -----------------------------------------------------------------------------
   NET DECREASE                                         (1,289,643)      (62,602)
   -----------------------------------------------------------------------------

                                                             MARYLAND FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS A                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                 4,417,879       354,621
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               76,543        20,847
   Redemptions                                            (505,785)     (639,921)
   -----------------------------------------------------------------------------
   NET INCREASE (DECREASE)                               3,988,637      (264,453)
   -----------------------------------------------------------------------------

                                                              MARYLAND FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS B                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                   280,780       485,863
   Issued to shareholders electing to receive
     payments of distributions in Fund shares              139,162       130,013
   Redemptions                                          (4,757,956)     (851,414)
   -----------------------------------------------------------------------------
   NET DECREASE                                         (4,338,014)     (235,538)
   -----------------------------------------------------------------------------

                                                              MISSOURI FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS A                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                 3,915,910       227,719
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               77,114        21,825
   Redemptions                                            (328,237)     (135,437)
   -----------------------------------------------------------------------------
   NET INCREASE                                          3,664,787       114,107
   -----------------------------------------------------------------------------

                                                              MISSOURI FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS B                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                   124,164       318,793
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               89,328       103,698
   Redemptions                                          (3,618,793)     (553,142)
   -----------------------------------------------------------------------------
   NET DECREASE                                         (3,405,301)     (130,651)
   -----------------------------------------------------------------------------

                                                           NORTH CAROLINA FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS A                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                 6,049,954       250,128
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               92,621        27,368
   Redemptions                                            (574,670)     (215,969)
   -----------------------------------------------------------------------------
   NET INCREASE                                          5,567,905        61,527
   -----------------------------------------------------------------------------

                                                           NORTH CAROLINA FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS B                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                   119,959       455,090
   Issued to shareholders electing to receive
     payments of distributions in Fund shares 109,747      153,209
   Redemptions                                          (6,408,757)   (1,024,553)
   -----------------------------------------------------------------------------
   NET DECREASE                                         (6,179,051)     (416,254)
   -----------------------------------------------------------------------------

                                                              OREGON FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS A                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                 5,137,223       340,699
   Issued to shareholders electing to receive
     payments of distributions in Fund shares              101,583        25,706
   Redemptions                                            (411,750)     (116,645)
   -----------------------------------------------------------------------------
   NET INCREASE                                          4,827,056       249,760
   -----------------------------------------------------------------------------

                                                              OREGON FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS B                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                   221,149       567,056
   Issued to shareholders electing to receive
     payments of distributions in Fund shares              138,368       170,205
   Redemptions                                          (5,019,202)     (844,495)
   -----------------------------------------------------------------------------
   NET DECREASE                                         (4,659,685)     (107,234)
   -----------------------------------------------------------------------------

                                                           SOUTH CAROLINA FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS A                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                 2,812,465       442,811
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               64,664        19,527
   Redemptions                                            (449,714)     (249,315)
   -----------------------------------------------------------------------------
   NET INCREASE                                          2,427,415       213,023
   -----------------------------------------------------------------------------

                                                           SOUTH CAROLINA FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS B                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                   187,182       639,522
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               76,584        69,752
   Redemptions                                          (2,501,759)     (373,129)
   -----------------------------------------------------------------------------
   NET INCREASE (DECREASE)                              (2,237,993)      336,145
   -----------------------------------------------------------------------------

                                                             TENNESSEE FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS A                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                 3,425,997       462,924
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               60,910        23,252
   Redemptions                                            (445,480)     (234,372)
   -----------------------------------------------------------------------------
   NET INCREASE                                          3,041,427       251,804
   -----------------------------------------------------------------------------

                                                             TENNESSEE FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS B                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                   118,454       341,873
   Issued to shareholders electing to receive
     payments of distributions in Fund shares               62,291        74,063
   Redemptions                                          (2,752,063)     (544,964)
   -----------------------------------------------------------------------------
   NET DECREASE                                         (2,571,318)     (129,028)
   -----------------------------------------------------------------------------

                                                              VIRGINIA FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS A                                                 2004           2003
   -----------------------------------------------------------------------------
   Sales                                                 7,267,037       212,727
   Issued to shareholders electing to receive
     payments of distributions in Fund shares              114,239        21,108
   Redemptions                                            (681,112)      (95,245)
   -----------------------------------------------------------------------------
   NET INCREASE                                          6,700,164       138,590
   -----------------------------------------------------------------------------

                                                              VIRGINIA FUND
                                                        ------------------------
                                                          YEAR ENDED AUGUST 31,
                                                        ------------------------
   CLASS B                                                 2004          2003
   -----------------------------------------------------------------------------
   Sales                                                   223,390       559,358
   Issued to shareholders electing to receive
     payments of distributions in Fund shares              166,192       204,805
   Redemptions                                          (7,307,255)   (1,220,982)
   -----------------------------------------------------------------------------
   NET DECREASE                                         (6,917,673)     (456,819)
   -----------------------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain officers and Trustees of the Funds and of the Portfolios are officers of the above organizations. Except for Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Funds and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended August 31, 2004, EVM earned $2,333, $2,041, $2,323, $3,660, $905,
   $3,371, $3,024, $4,383, $3,657, $1,688, $2,181 and $5,197 in sub-transfer agent fees from Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $2,845, $4,133, $5,011, $2,686, $1,086, $2,588, $5,649, $1,695, $10,819, $5,191,
   $11,509 and $5,163 from the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2004.

5  DISTRIBUTION AND SERVICE PLANS

   Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A (Class A Plans) (collectively, the Plans). The Plans requires the Class B shares to pay EVD amounts not exceeding 1/365 of 0.75% of each Fund's daily net assets attributable to Class B for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD by Class B. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund's Class B shares and, accordingly, reduces each Fund's Class B net assets. For the year ended August 31, 2004, the Class B shares of the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund paid $303,800, $179,228, $268,851, $322,189, $128,416, $378,102, $251,952, $389,960, $392,760,
   $233,093, $204,705 and $549,120, respectively, to EVD, representing 0.75% of each Fund's Class B average daily net assets. At August 31, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and

   Virginia Fund were approximately $1,222,000, $959,000, $1,486,000,
   $1,164,000, $675,000, $2,985,000, $539,000, $1,516,000, $1,532,000,
   $1,187,000, $706,000 and $1,299,000, respectively.

   The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.20% of each Fund's average daily net assets for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the year ended August 31, 2004, Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund paid or accrued service fees to or payable to EVD in the amount of $46,056, $40,237, $38,172, $47,124,
   $21,761, $48,902, $46,489, $65,730, $60,479, $44,142, $43,526, and $79,684,
   respectively, for Class A shares, and $81,013, $47,794, $71,694, $85,917,
   $34,244, $100,827, $67,187, $103,989, $104,736, $62,158, $54,589 and
   $146,432, respectively, for Class B shares.

   Certain officers and Trustees of the Funds are officers or directors of EVD.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Plan (see Note 5). CDSC charges received on Class B redemptions when no Uncovered Distribution Charges exist for Class B will be credited to the Fund. EVD received approximately $67,000, $18,000, $44,000, $47,000, $33,000, $50,000, $31,000, $54,000, $57,000, $49,000, $34,000 and
   $96,000 of CDSC paid by Class B shareholders of Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, for the year ended August 31, 2004. EVD received approximately $11,000, $1,000, and $900 of CDSC paid by Class A shareholders of Maryland Fund, Tennessee Fund, and Virginia Fund and no CDSC paid by Class A shareholders of Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Missouri Fund, North Carolina Fund, Oregon Fund, and South Carolina Fund for the year ended August 31, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in each Fund's investment in its corresponding Portfolio for the year ended August 31, 2004 were as follows:

   ALABAMA FUND
   --------------------------------------------------------------------
   Increases                                            $     4,455,097
   Decreases                                                 12,548,719

   ARKANSAS FUND
   --------------------------------------------------------------------
   Increases                                            $     3,374,987
   Decreases                                                  6,445,964

   GEORGIA FUND
   --------------------------------------------------------------------
   Increases                                            $     4,819,980
   Decreases                                                  8,814,638

   KENTUCKY FUND
   --------------------------------------------------------------------
   Increases                                            $     6,779,936
   Decreases                                                 14,422,445

   LOUISIANA FUND
   --------------------------------------------------------------------
   Increases                                            $     2,117,790
   Decreases                                                  5,394,458

   MARYLAND FUND
   --------------------------------------------------------------------
   Increases                                            $     5,514,247
   Decreases                                                 16,588,470

   MISSOURI FUND
   --------------------------------------------------------------------
   Increases                                            $     6,164,365
   Decreases                                                 10,215,971

   NORTH CAROLINA FUND
   --------------------------------------------------------------------
   Increases                                            $     6,843,532
   Decreases                                                 21,088,551

   OREGON FUND
   --------------------------------------------------------------------
   Increases                                            $     7,456,953
   Decreases                                                 14,736,542

   SOUTH CAROLINA FUND
   --------------------------------------------------------------------
   Increases                                            $     8,031,589
   Decreases                                                 10,044,447

   TENNESSEE FUND
   --------------------------------------------------------------------
   Increases                                            $     9,626,281
   Decreases                                                  9,924,146

   VIRGINIA FUND
   --------------------------------------------------------------------
   Increases                                            $    10,200,148
   Decreases                                                 24,464,529

8  SUBSEQUENT EVENT

   Each of the Funds invests its assets in a corresponding investment company (referred to as a Portfolio) that has the same investment objective and policies as each Fund. Effective September 24, 2004, each Fund began to invest its assets directly in securities. Each Fund's investment objective and other investment policies remain unchanged. In addition, Boston Management and Research, the investment adviser to the Portfolios, acts as investment adviser to each Fund. The investment advisory fee paid remains unchanged.

EATON VANCE MUNICIPALS FUNDS as of August 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND SHAREHOLDERS OF EATON VANCE MUNICIPALS TRUST:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund and Eaton Vance Virginia Municipals Fund (the "Funds") (certain of the series of Eaton Vance Municipals Trust) (the "Trust") as of August 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 2004 and 2003 and the financial highlights for each of the years in the five year period ended August 31, 2004. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the aforementioned Funds of Eaton Vance Municipals Trust at August 31, 2004, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 21, 2004

EATON VANCE MUNICIPALS FUNDS as of August 31, 2004
FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2005 will show the tax status of all distributions paid to your account in calendar 2004. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Funds' fiscal year end regarding exempt-interest dividends and capital gains dividends.

EXEMPT-INTEREST DIVIDENDS -- The Funds designate the following amounts of dividends from net investment income as an exempt-interest dividend.

         Alabama Municipals Fund                 98.76%
         Arkansas Municipals Fund                99.95%
         Georgia Municipals Fund                100.00%
         Kentucky Municipals Fund                99.97%
         Louisiana Municipals Fund               99.81%
         Maryland Municipals Fund               100.00%
         Missouri Municipals Fund               100.00%
         North Carolina Municipals Fund          99.97%
         Oregon Municipals Fund                 100.00%
         South Carolina Municipals Fund          99.92%
         Tennessee Municipals Fund               99.99%
         Virginia Municipals Fund                99.92%

CAPITAL GAINS DIVIDENDS -- The Maryland Municipals Fund designates $311,945 as capital gain dividends.

ALABAMA MUNICIPALS PORTFOLIO as of August 31, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.0%

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------
EDUCATION -- 2.5%

   $    1,500      Birmingham-Southern College Building Authority,
                   5.35%, 12/1/19                                                                    $     1,511,760
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,511,760
--------------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 3.4%

   $    1,000      Puerto Rico Electric Power Authority, 5.125%, 7/1/29                              $     1,022,390
        1,000      Puerto Rico Electric Power Authority, 5.25%, 7/1/31                                     1,032,750
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     2,055,140
--------------------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 5.4%

   $    1,000      Marshall County, Healthcare Authority, (Boaz-Albertville
                   Medical Center), Prerefunded to 1/1/05,
                   7.00%, 1/1/20                                                                     $     1,037,930
        2,000      Tallassee IDB, (United Technologies), Prerefunded
                   to 8/1/06, 6.10%, 8/1/14                                                                2,198,520
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     3,236,450
--------------------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 4.3%

   $    1,125      Huntsville, 5.25%, 5/1/31                                                         $     1,179,236
          550      Puerto Rico, 0.00%, 7/1/15                                                                354,337
        1,000      Puerto Rico Public Buildings Authority, Commonwealth
                   Guaranteed, 5.25%, 7/1/29                                                               1,037,260
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     2,570,833
--------------------------------------------------------------------------------------------------------------------

HOSPITAL -- 7.2%

----------------------------------------------------------------------------------------------------------------------------
   $    1,000      Cullman Medical Clinic Board, (Cullman Regional
                   Medical Center), 6.50%, 2/15/23                                                   $     1,001,640
        1,250      Huntsville, Health Care Authority, 5.75%, 6/1/31                                        1,295,300
        1,000      Marshall County, Health Care Authority, 5.75%, 1/1/32                                   1,031,610
          910      Oneonta Eastern Healthcare Facility Financing
                   Authority, 7.75%, 7/1/21                                                                1,009,026
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     4,337,576
--------------------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 5.1%

   $    1,000      Courtland, Solid Waste Disposal, (Champion
                   International Corp.), (AMT), 6.70%, 11/1/29                                       $     1,070,790
          750      Phenix County, Industrial Development Board
                   Environmental Improvements, 6.10%, 5/15/30                                                785,070
        1,180      Puerto Rico Port Authority, (American Airlines), (AMT),
                   6.25%, 6/1/26                                                                             730,668
   $      500      Selma, Solid Waste Disposal, (International Paper),
                   (AMT), 6.00%, 12/1/17                                                             $       505,425
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     3,091,953
--------------------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 12.6%

   $      775      Alabama Agricultural and Mechanical University, (MBIA),
                   5.00%, 11/1/25                                                                    $       791,229
        1,500      Alabama State University, (MBIA), 5.25%, 3/1/33                                         1,564,125
          750      Auburn University, (MBIA), 5.00%, 6/1/26                                                  765,225
        7,500      University of South Alabama, (AMBAC), 0.00%, 11/15/16                                   4,483,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     7,604,079
--------------------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 0.3%

   $      165      Puerto Rico Electric Power Authority, (FSA),
                   Variable Rate, 7/1/29(1)(2)                                                       $       189,121
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $       189,121
--------------------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 5.2%

   $    1,310      Jefferson County, Sewer, (FGIC), Prerefunded to
                   2/1/09, 5.00%, 2/1/33                                                             $     1,444,589
        1,190      Jefferson County, Sewer, (FGIC), Prerefunded to
                   2/1/09, 5.00%, 2/1/33                                                                   1,318,032
          330      Puerto Rico Public Finance Corp., (AMBAC), Escrowed to
                   Maturity, 5.50%, 8/1/27                                                                   373,045
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     3,135,666
--------------------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 12.6%

   $    1,500      Etowah County, Board of Education, (FSA), 5.00%, 9/1/28                           $     1,528,080
        2,000      Gadsden, (AMBAC), 5.125%, 8/1/28                                                        2,074,060
        1,000      Homewood, (MBIA), 5.00%, 9/1/31                                                         1,016,810
          500      Madison, Warrants, (MBIA), 5.00%, 9/1/27                                                  508,495
          700      Puerto Rico, (FSA), Variable Rate, 7/1/27(1)(2)                                           902,804
        1,495      Tuscaloosa, (MBIA), 5.20%, 7/1/31                                                       1,554,247
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     7,584,496
--------------------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 9.4%

   $    3,000      Birmingham, Care Facility Financing Authority,
                   (Children's Hospital), (AMBAC), 5.00%, 6/1/32                                     $     3,033,570
        1,500      East Alabama, Health Care Authority, (MBIA),
                   5.00%, 9/1/27                                                                           1,523,670
        1,000      Huntsville, Health Care Authority, (MBIA), 5.40%, 6/1/22                                1,083,620
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     5,640,860
--------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------
INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 2.3%

   $      770      Puerto Rico Public Finance Corp., (AMBAC),
                   5.50%, 8/1/27                                                                     $       875,182
          400      Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/24(1)(2)                                                               513,104
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,388,286
--------------------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 2.0%

   $    1,825      Birmingham Jefferson, Civic Center Authority, (MBIA),
                   0.00%, 9/1/18                                                                     $       973,437
          250      Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(2)(3)                                                               260,993
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,234,430
--------------------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 3.7%

   $    1,000      Alabama State Docks Department, (MBIA), (AMT),
                   6.30%, 10/1/21(4)                                                                 $     1,094,670
          500      Huntsville-Madison County Airport, (AMT), (MBIA),
                   5.40%, 7/1/19                                                                             532,015
        1,000      Puerto Rico Highway and Transportation Authority,
                   (AMBAC), 0.00%, 7/1/16                                                                    625,840
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     2,252,525
--------------------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 21.1%

   $    2,000      Alabaster, Sewer, (MBIA), 5.00%, 4/1/29                                           $     2,041,920
        2,500      Birmingham, Waterworks and Sewer Board, (MBIA),
                   5.25%, 1/1/33                                                                           2,606,875
        1,000      Helena, Utilities Board Water and Sewer, (MBIA),
                   5.25%, 4/1/33                                                                           1,043,820
        1,000      Helena, Utilities Board Water and Sewer, (MBIA),
                   5.25%, 4/1/27                                                                           1,048,230
        1,000      Opelika, Water Works Board Utility, (FSA),
                   5.125%, 6/1/31                                                                          1,026,550
          500      Ozark, Utilities Board Water and Sewer, (AMBAC),
                   5.00%, 9/1/31                                                                             509,070
        3,075      Prichard Water and Sewer, (AMBAC), 6.125%, 11/15/14                                     3,165,436
        1,195      Warrior River, Water Authority, (FSA), 5.25%, 8/1/23                                    1,271,540
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $    12,713,441
--------------------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 0.9%

   $      500      Puerto Rico, (Guaynabo Municipal Government Center Lease),
                   5.625%, 7/1/22                                                                    $       519,605
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $       519,605
--------------------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.0%
   (IDENTIFIED COST $55,808,214)                                                                     $    59,066,221
--------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.0%                                                               $     1,230,941
--------------------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                                 $    60,297,162
--------------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2004, 70.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.7% to 30.7% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of the securities is $1,866,022 or 3.1% of the Portfolio's net assets.

(3)  Security has been issued as an inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

ARKANSAS MUNICIPALS PORTFOLIO as of August 31, 2004
PORTFOLIO OF INVESTMENTS
TAX-EXEMPT INVESTMENTS -- 98.9%

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------
EDUCATION -- 6.5%

   $    2,250      Conway, Public Facilities Board, (Hendrix College),
                   6.00%, 10/1/26                                                                    $     2,323,305
          500      University of Arkansas Student Fee, Phillips College,
                   5.00%, 9/1/17                                                                             511,875
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     2,835,180
--------------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 4.2%

   $      550      Jefferson, Pollution Control, (Entergy Arkansas),
                   6.30%, 6/1/18                                                                     $       559,663
          500      Puerto Rico Electric Power Authority, 5.125%, 7/1/29                                      511,195
          750      Puerto Rico Electric Power Authority, 5.25%, 7/1/31                                       774,562
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,845,420
--------------------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 1.7%

   $      700      Arkansas State Student Loan Authority, (AMT),
                   Prerefunded to 6/1/06, 6.25%, 6/1/10                                              $       746,942
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $       746,942
--------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS -- 5.7%

   $    2,750      Arkansas State College Savings, 0.00%, 6/1/14                                     $     1,861,942
          250      Arkansas, (Federal Highway) Grant Anticipation
                   Tax Revenue, 5.00%, 8/1/14                                                                274,620
          350      Puerto Rico Public Buildings Authority, 5.00%, 7/1/36                                     353,444
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     2,490,006
--------------------------------------------------------------------------------------------------------------------

HOSPITAL -- 12.7%

   $      500      Arkansas Development Finance Authority, (Washington
                   Regional Medical Center), 7.375%, 2/1/29                                          $       544,710
          800      Arkansas Development Finance Authority, (White River
                   Medical Center), 5.60%, 6/1/24                                                            813,072
          750      Baxter County, Community Hospital District,
                   5.625%, 9/1/28                                                                            756,262
        1,000      Conway, Health Facilities Board, (Conway Regional
                   Medical Center), 6.40%, 8/1/29                                                          1,051,550
          250      North Little Rock, Health Facilities Board, (Baptist Health),
                   5.70%, 7/1/22                                                                             261,760
        1,250      Paragould, Hospital, (Methodist Hospital Corp.),
                   6.375%, 10/1/17                                                                         1,302,500
          785      Pulaski County, (Children's Hospital), 5.25%, 3/1/16                                      807,357
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     5,537,211
--------------------------------------------------------------------------------------------------------------------

HOUSING -- 4.8%

   $      500      Arkansas Development Finance Authority,
                   SFM, (GNMA), (AMT), 5.125%, 7/1/24                                                $       515,550
          250      Arkansas Development Finance Authority,
                   SFM, (GNMA), (AMT), 7.45%, 1/1/27                                                         253,917
          230      Arkansas Development Finance Authority,
                   SFM, (GNMA/FNMA), (AMT), 5.00%, 1/1/29                                                    230,683
          645      Arkansas Development Finance Authority,
                   SFM, (GNMA/FNMA), (AMT), 6.70%, 7/1/27(1)                                                 663,215
          470      North Little Rock, Residential Housing Facilities,
                   (Parkstone Place), 6.50%, 8/1/21                                                          435,699
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     2,099,064
--------------------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 10.2%

   $      400      Arkansas Development Finance Authority, Industrial
                   Facility Revenue, (Potlatch Corp.), (AMT),
                   7.75%, 8/1/25                                                                     $       442,976
        2,000      Baxter, (Aeroquip Corp.), 5.80%, 10/1/13                                                2,263,720
          750      Calhoun County, Solid Waste Disposal Revenue,
                   (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26                                           766,417
          250      Pine Bluff, Environmental Improvements Revenue,
                   (International Paper Co.), (AMT), 6.70%, 8/1/20                                           272,283
        1,150      Puerto Rico Port Authority, (American Airlines), (AMT),
                   6.25%, 6/1/26                                                                             712,092
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     4,457,488
--------------------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 4.2%

   $      310      Arkansas State University, (Consolidated Building System),
                   (AMBAC), 5.10%, 4/1/24                                                            $       321,064
          200      Arkansas State University, (Newport Campus), (AMBAC),
                   4.625%, 5/1/23                                                                            201,464
          750      University of Arkansas, (Fayetteville Campus), (FGIC),
                   5.00%, 12/1/32                                                                            762,413
          500      University of Central Arkansas, (AMBAC), 6.125%, 4/1/26                                   538,260
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,823,201
--------------------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 6.1%

   $      250      North Little Rock, Electric System, (MBIA),
                   6.50%, 7/1/10                                                                     $       296,568
        1,000      North Little Rock, Electric System, (MBIA),
                   6.50%, 7/1/15                                                                           1,223,710
          875      Puerto Rico Electric Power Authority, (FSA),
                   Variable Rate, 7/1/29(2)(3)                                                               960,278
          135      Puerto Rico Electric Power Authority, DRIVERS,
                   (FSA), Variable Rate, 7/1/29(3)(4)                                                        154,736
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     2,635,292
--------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------
INSURED-ESCROWED / PREREFUNDED -- 2.7%

   $      500      Harrison, Residential Housing Facility Board, Single
                   Family Mortgage, (FGIC), Escrowed to Maturity,
                   7.40%, 9/1/11                                                                     $       620,560
          500      Rogers, School District, (AMBAC), Prerefunded to
                   8/1/07, 5.00%, 2/1/27                                                                     541,620
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,162,180
--------------------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 4.5%

   $      500      Arkansas State College Savings, (FGIC), 0.00%, 6/1/17                             $       289,215
          500      Little Rock, School District, (FSA), 5.25%, 2/1/33                                        517,160
          500      Puerto Rico, (FGIC), Variable Rate, 7/1/32(3)(4)                                          679,640
          160      Puerto Rico, (MBIA), Variable Rate, 7/1/20(3)(4)                                          241,662
          250      Springdale, School District, (AMBAC), 4.50%, 6/1/24                                       249,498
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,977,175
--------------------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 9.4%

   $      500      Arkansas Development Finance Authority, (Public Health
                   Laboratory), (AMBAC), 3.90%, 12/1/24                                              $       497,550
          500      Arkansas Development Finance Authority, (Public Health
                   Laboratory), (AMBAC), 5.00%, 12/1/18                                                      535,715
        2,000      Jonesboro, Residential Housing and Health Care Facilities
                   Board Hospital, (Saint Bernard Regional Medical Center),
                   (AMBAC), 5.90%, 7/1/16                                                                  2,167,880
          400      Saline County, Retirement Housing and Healthcare Facilities
                   Board, (Evan Lutheran Good Samaritan), (AMBAC),
                   5.80%, 5/1/11                                                                             419,780
          475      Saline County, Retirement Housing and Healthcare Facilities
                   Board, (Evan Lutheran Good Samaritan), (AMBAC),
                   6.00%, 6/1/18                                                                             481,346
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     4,102,271
--------------------------------------------------------------------------------------------------------------------

INSURED-HOUSING -- 2.3%

   $      500      Arkansas State University, (Housing System), (FGIC),
                   4.75%, 3/1/24                                                                     $       507,065
          500      Arkansas State University, (Housing System), (FGIC),
                   5.00%, 3/1/34                                                                             509,585
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,016,650
--------------------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 3.1%

   $    1,000      Arkansas Development Finance Authority, SFM,
                   (Donaghey Plaza), (FSA), 5.00%, 6/1/29                                            $     1,021,210
          240      Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/24(3)(4)                                                               307,862
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,329,072
--------------------------------------------------------------------------------------------------------------------

INSURED-OTHER REVENUE -- 1.2%

   $      500      Arkansas Development Finance Authority, (MT Magazine),
                   (FSA), 5.00%, 1/1/20                                                              $       530,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $       530,000
--------------------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 0.5%

   $      200      Puerto Rico Highway and Transportation Authority, (FSA),
                   Variable Rate, 7/1/32(3)(4)                                                       $       215,402
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $       215,402
--------------------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 7.3%

   $      500      Arkansas Community Water System, Public Water Authority,
                   (MBIA), 5.00%, 10/1/42                                                            $       505,780
          665      Arkansas Community Water System, Public Water Authority,
                   (MBIA), 5.00%, 10/1/33                                                                    676,697
          500      Conway, Water Revenue, (FGIC), 5.125%, 12/1/23                                            523,110
        1,395      Fort Smith, Water and Sewer, (FSA), 5.00%, 10/1/23                                      1,450,884
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     3,156,471
--------------------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 5.7%

   $    2,000      Little Rock, Hotel and Restaurant Gross Receipts Tax,
                   7.375%, 8/1/15                                                                    $     2,484,720
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     2,484,720
--------------------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 3.0%

   $      500      Northwest Arkansas Regional Airport Authority, (AMT),
                   5.00%, 2/1/18                                                                     $       507,530
          750      Northwest Arkansas Regional Airport Authority, (AMT),
                   7.625%, 2/1/27                                                                            798,510
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,306,040
--------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------
WATER AND SEWER -- 3.1%

   $    1,000      Arkansas Development Finance Authority, (Waste Water
                   System), 5.00%, 6/1/22(1)                                                         $     1,035,410
          250      Arkansas Development Finance Authority, (Waste Water
                   System), 5.50%, 12/1/19                                                                   289,223
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,324,633
--------------------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.9%
   (IDENTIFIED COST $40,841,005)                                                                     $    43,074,418
--------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.1%                                                               $       479,708
--------------------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                                 $    43,554,126
--------------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2004, 41.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 6.8% to 14.5% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security has been issued as an inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of the securities is $2,559,580 or 5.9% of the Portfolio's net assets.

(4)  Security has been issued as a leveraged inverse floater bond.

                        See notes to financial statements

GEORGIA MUNICIPALS PORTFOLIO as of August 31, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.3%

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------
EDUCATION -- 2.8%

   $    1,500      Fulton County, Development Authority, (Georgia
                   Technology Foundation), 5.00%, 11/1/31                                            $     1,527,135
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,527,135
--------------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 4.3%

   $    1,000      Georgia Municipal Electric Power Authority, 0.00%, 1/1/12                         $       688,510
        1,000      Georgia Municipal Electric Power Authority, 8.25%, 1/1/11                               1,272,420
          665      Puerto Rico Electric Power Authority, 0.00%, 7/1/17                                       395,522
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     2,356,452
--------------------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 2.9%

   $      800      Forsyth County, Hospital Authority, (Georgia Baptist
                   Health Care System), Escrowed to Maturity,
                   6.375%, 10/1/28                                                                   $     1,008,960
          500      Fulton County, Residential Elderly Care Facility Authority,
                   (Canterbury Court), Prerefunded to 10/1/09,
                   6.30%, 10/1/24                                                                            588,045
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,597,005
--------------------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 3.9%

   $      300      Alpharetta, 6.50%, 5/1/10                                                         $       346,899
          500      Georgia State, 6.30%, 3/1/08                                                              565,590
        1,000      Puerto Rico Aqueduct and Sewer Authority, 6.25%, 7/1/12                                 1,183,920
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     2,096,409
--------------------------------------------------------------------------------------------------------------------

HOSPITAL -- 2.7%

   $      500      Baldwin County, Hospital Authority, (Oconee Regional
                   Medical Center), 5.375%, 12/1/28                                                  $       431,535
        1,000      Gainesville and Hall County, Hospital Authority, (Northeast
                   Georgia Health System, Inc.), 5.50%, 5/15/31                                            1,019,270
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,450,805
--------------------------------------------------------------------------------------------------------------------

HOUSING -- 5.1%

   $      200      Atlanta Urban Residential Finance Authority,
                   (New Community John Hope), (AMT), 7.25%, 6/1/07                                   $       200,902
          770      Georgia Housing Finance Authority, (AMT),
                   5.85%, 12/1/28                                                                            796,542
          600      Georgia Private Colleges and Universities Authority,
                   Student Housing Revenue, (Mercer Housing Corp.),
                   6.00%, 6/1/31                                                                             615,810
   $      500      Milledgeville & Baldwin County, Development Authority,
                   (Georgia College and State University Funding),
                   5.625%, 9/1/30                                                                    $       513,845
          595      Multifamily Housing Pass Through Certificates
                   (Laurenceville), (AMT), 6.00%, 11/1/33                                                    617,658
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     2,744,757
--------------------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 13.6%

   $    2,000      Albany Dougherty, Payroll Development Authority,
                   Solid Waste Disposal, (Proctor and Gamble), (AMT),
                   5.20%, 5/15/28(1)                                                                 $     2,079,700
          700      Cartersville, Development Authority, (Anheuser-Busch),
                   (AMT), 5.95%, 2/1/32                                                                      733,817
        1,000      Cartersville, Development Authority, (Anheuser-Busch),
                   (AMT), 7.375%, 5/1/09                                                                   1,177,790
          750      Effingham County, Solid Waste Disposal, (Fort James),
                   (AMT), 5.625%, 7/1/18                                                                     730,612
        1,250      Puerto Rico Port Authority, (American Airlines), (AMT),
                   6.25%, 6/1/26                                                                             774,012
          968      Savannah EDA, (Intercat-Savannah, Inc.), (AMT),
                   9.00%, 1/1/15                                                                             898,467
        1,000      Vienna Water and Sewer, (Cargill), (AMT),
                   6.00%, 9/1/14                                                                           1,011,450
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     7,405,848
--------------------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 5.6%

   $    1,500      Fulton County, Development Authority, (Tuff Morehouse),
                   (AMBAC), 5.00%, 2/1/34                                                            $     1,527,285
        1,500      Georgia Private Colleges and Universities Authority,
                   (Agnes Scott College), (MBIA), 4.75%, 6/1/28                                            1,501,785
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     3,029,070
--------------------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 6.6%

   $    3,100      Georgia Municipal Electric Power Authority, (MBIA),
                   5.50%, 1/1/20                                                                     $     3,569,526
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     3,569,526
--------------------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 5.9%

   $    1,500      Atlanta Airport, (FGIC), Prerefunded to 1/1/10,
                   5.60%, 1/1/30                                                                     $     1,716,000
        1,320      Atlanta, Water and Sewer, (FGIC), Prerefunded to
                   5/1/09, 5.00%, 11/1/38                                                                  1,467,880
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     3,183,880
--------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS -- 2.6%

   $      900      Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(3)                                   $     1,160,748
          160      Puerto Rico, (MBIA), Variable Rate, 7/1/20(2)(3)                                          241,662
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,402,410
--------------------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 2.8%

   $    1,000      Henry County, Hospital Authority Revenue, (Henry Medical
                   Center, Inc.), (AMBAC), 6.00%, 7/1/29                                             $     1,114,850
          400      Medical Center Hospital Authority, (Columbus Regional
                   Healthcare System), (MBIA), Variable Rate, 8/1/10(3)(4)                                   415,424
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,530,274
--------------------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 3.2%

   $    1,000      Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/26(3)(4)                                                       $     1,210,100
          400      Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/24(2)(3)                                                               513,104
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,723,204
--------------------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 3.4%

   $    1,000      George L. Smith, (Georgia World Congress Center-Domed
                   Stadium), (MBIA), (AMT), 5.50%, 7/1/20                                            $     1,081,760
          700      Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(2)(3)                                                               746,172
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,827,932
--------------------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 9.9%

   $    1,000      Metropolitan Atlanta Rapid Transit Authority, (AMBAC),
                   6.25%, 7/1/11                                                                     $     1,177,360
        1,000      Metropolitan Atlanta Rapid Transit Authority, (AMBAC),
                   6.25%, 7/1/20                                                                           1,224,150
        1,500      Metropolitan Atlanta Rapid Transit Authority, (MBIA),
                   Variable Rate, 7/1/20(3)(4)                                                             1,711,350
          750      Puerto Rico Highway and Transportation Authority, (AMBAC),
                   0.00%, 7/1/18                                                                             424,905
          300      Puerto Rico Highway and Transportation Authority, (MBIA),
                   5.00%, 7/1/36                                                                             309,897
          500      Puerto Rico Highway and Transportation Authority, (MBIA),
                   Variable Rate, 7/1/36(2)(3)                                                               549,485
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     5,397,147
--------------------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 10.8%

   $    1,180      Atlanta, Water and Sewer, (FGIC), 5.00%, 11/1/38                                  $     1,194,927
          500      Atlanta, Water and Wastewater, (MBIA), 5.00%, 11/1/39                                     506,575
        2,000      Augusta, Water and Sewer, (FSA), 5.00%, 10/1/32                                         2,039,620
   $      500      Augusta, Water and Sewer, (FSA), 5.25%, 10/1/30                                   $       523,930
        1,000      Henry County, Water and Sewer Authority, (FGIC),
                   5.625%, 2/1/30                                                                          1,087,280
          500      South Fulton, Water & Sewer Authority, (MBIA),
                   5.00%, 1/1/33                                                                             509,350
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     5,861,682
--------------------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 3.6%

   $    2,300      Fulton County, Building Authority, Judicial Center,
                   0.00%, 1/1/10                                                                     $     1,933,633
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,933,633
--------------------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 1.0%

   $    1,385      De Kalb County, Private Hospital Authority, (Atlanta, Inc.),
                   8.50%, 3/1/25(5)                                                                  $       561,202
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $       561,202
--------------------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 7.6%

   $    1,000      De Kalb County, Water and Sewer, 5.00%, 10/1/28                                   $     1,016,470
        1,000      De Kalb County, Water and Sewer, 5.125%, 10/1/31                                        1,026,470
        1,000      Forsyth County, Water and Sewer Authority,
                   5.00%, 4/1/32                                                                           1,020,380
        1,000      Gwinnett County, Water and Sewer Authority,
                   5.25%, 8/1/24                                                                           1,055,920
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     4,119,240
--------------------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.3%
   (IDENTIFIED COST $49,287,477)                                                                     $    53,317,611
--------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.7%                                                               $       947,087
--------------------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                                 $    54,264,698
--------------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2004, 51.6% of the

                        See notes to financial statements
securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 7.0% to 19.5% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security has been issued as a leveraged inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of the securities is $6,548,045 or 12.1% of the Portfolio's net assets.

(4)  Security has been issued as an inverse floater bond.

(5)  The Portfolio is accruing only partial interest on this security.

                        See notes to financial statements

KENTUCKY MUNICIPALS PORTFOLIO as of August 31, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.4%

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 4.9%

   $    3,500      Puerto Rico Electric Power Authority, 0.00%, 7/1/17                               $     2,081,695
        1,000      Puerto Rico Electric Power Authority, 5.125%, 7/1/29                                    1,022,390
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     3,104,085
--------------------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 5.3%

   $    1,000      Elsmmere, (Courtaulds Pkg, Inc.), Prerefunded to 4/1/05,
                   6.75%, 4/1/10                                                                     $     1,049,610
        1,200      Florence, Housing Facilities, (Blue Grass Housing),
                   Prerefunded to 7/1/07, 7.625%, 5/1/27                                                   1,390,416
          545      Russell, Health Systems, Prerefunded to 7/1/06,
                   8.10%, 7/1/15                                                                             617,207
          305      Russell, Health Systems, Prerefunded to 7/1/06,
                   8.10%, 7/1/15                                                                             339,184
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     3,396,417
--------------------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 4.5%

   $    1,465      Bowling Green, 5.30%, 6/1/19                                                      $     1,605,479
        1,000      Lexington-Fayette Urban County, (County Detention Center),
                   4.75%, 5/1/20                                                                           1,031,490
          250      Lexington-Fayette Urban County, (County Detention Center),
                   4.75%, 5/1/24                                                                             252,332
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     2,889,301
--------------------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 14.1%

   $    2,000      Ashland, Solid Waste Disposal, (Ashland Oil), (AMT),
                   7.125%, 2/1/22                                                                    $     2,063,140
        1,500      Hancock County, (Southwire Co.), (AMT),
                   7.75%, 7/1/25                                                                           1,504,755
        1,000      Jefferson County, Pollution Control, (E.I. du Pont de Nemours),
                   6.30%, 7/1/12                                                                           1,028,630
          600      Kenton County Airport, (Delta Airlines), (AMT),
                   6.125%, 2/1/22                                                                            363,978
          250      Kenton County Airport, (Delta Airlines), (AMT),
                   7.50%, 2/1/12                                                                             174,820
        1,500      Perry County, Solid Waste Disposal, (TJI International),
                   (AMT), 6.80%, 5/1/26                                                                    1,559,610
          475      Powderly, (KMart Corp.), 6.90%, 3/1/07                                                    464,954
        1,820      Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT),
                   6.375%, 4/1/26                                                                          1,862,151
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     9,022,038
--------------------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 5.1%

   $    2,000      Lexington-Fayette Urban County, (University of Kentucky,
                   Alumni Association, Inc.), (MBIA), 5.00%, 11/1/18                                 $     2,138,280
        1,000      University of Kentucky, University Consolidated Revenue,
                   (FGIC), 5.00%, 5/1/19                                                                   1,109,800
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     3,248,080
--------------------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 3.2%

   $    2,000      Louisville and Jefferson County, Metropolitan Sewer District
                   and Drainage System, (AMBAC), Prerefunded to 11/15/04,
                   6.75%, 5/15/25                                                                    $     2,062,340
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     2,062,340
--------------------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 2.8%

   $      350      Puerto Rico, (FSA), Variable Rate, 7/1/27(1)(2)                                   $       451,402
          200      Puerto Rico, (MBIA), Variable Rate, 7/1/20(1)(2)                                          302,078
        1,000      Warren County, (Judicial Office Building and Parks),
                   (AMBAC), 5.20%, 9/1/29                                                                  1,037,950
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,791,430
--------------------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 7.0%

   $      850      Jefferson County, Health Facilities Authority,
                   (University Medical Center), (MBIA), 5.25%, 7/1/22                                $       900,218
       11,775      Kentucky EDA, (Norton Healthcare, Inc.), (MBIA),
                   0.00%, 10/1/27                                                                          3,566,294
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     4,466,512
--------------------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 11.3%

   $    1,350      Hardin County, School District Finance Corp.,
                   School Building, (FSA), 4.75%, 7/1/21                                             $     1,395,684
        1,000      Kentucky Property and Buildings Commission, (FSA),
                   5.00%, 8/1/21                                                                           1,044,200
        1,000      Letcher County, School District Finance Corp., School Building,
                   (FSA), 5.00%, 6/1/26                                                                    1,029,090
        1,000      Louisville, Parking Authority, (MBIA), 5.00%, 6/1/32                                    1,017,990
        1,000      Puerto Rico Public Building Authority, (AMBAC),
                   5.50%, 7/1/21                                                                           1,165,630
        1,000      Puerto Rico Public Building Authority, (XLCA),
                   5.50%, 7/1/21                                                                           1,159,000
          300      Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/24(1)(2)                                                               384,828
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     7,196,422
--------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------
INSURED-SPECIAL TAX REVENUE -- 2.0%

   $      250      Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(2)(3)                                                       $       260,993
        1,000      Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   5.00%, 7/1/28                                                                           1,021,990
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,282,983
--------------------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 18.3%

   $    3,000      Kenton County Airport, (MBIA), (AMT), 6.30%, 3/1/15(4)                            $     3,307,410
        1,195      Kenton County Airport, (MBIA), (AMT), 6.45%, 3/1/15                                     1,348,235
        1,000      Kentucky EDA, (State Turnpike Revitalization), (FGIC),
                   0.00%, 1/1/10                                                                             841,150
        1,000      Louisville and Jefferson County, Regional Airport Authority,
                   (MBIA), (AMT), 5.00%, 7/1/18                                                            1,030,610
          750      Louisville and Jefferson County, Regional Airport Authority,
                   (MBIA), (AMT), 5.00%, 7/1/25                                                              756,555
        5,000      Puerto Rico Highway and Transportation Authority, (AMBAC),
                   0.00%, 7/1/18                                                                           2,832,700
        1,500      Puerto Rico Highway and Transportation Authority, (AMBAC),
                   5.00%, 7/1/28                                                                           1,535,700
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $    11,652,360
--------------------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 5.6%

   $    1,500      Boone-Florence Water Commission, Water Supply System,
                   (FGIC), 5.00%, 12/1/27                                                            $     1,538,775
        1,000      Campbell and Kenton County, District No. 1, (FSA),
                   5.00%, 8/1/31                                                                           1,018,610
        1,000      Louisville and Jefferson County, Metropolitan Sewer District
                   and Drainage System, (FGIC), 5.00%, 5/15/30                                             1,014,540
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     3,571,925
--------------------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 9.2%

   $    1,000      Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/12                        $       733,670
        4,990      Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15                              3,107,523
        2,000      Owensboro County, Airport Lease, (AMT), 5.875%, 6/1/15                                  2,054,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     5,895,193
--------------------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 5.1%

   $    3,000      Kenton County, (Highland Terrace), (AMT), FHA,
                   6.95%, 12/1/26                                                                    $     3,226,320
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     3,226,320
--------------------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.4%
   (IDENTIFIED COST $57,200,522)                                                                     $    62,805,406
--------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.6%                                                               $     1,045,111
--------------------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                                 $    63,850,517
--------------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Kentucky municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2004, 56.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 22.9% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of the securities is $1,399,301 or 2.2% of the Portfolio's net assets.

(3)  Security has been issued as an inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

LOUISIANA MUNICIPALS PORTFOLIO as of August 31, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                           VALUE
------------------------------------------------------------------------------------------------
HOSPITAL -- 4.1%

$            595   Louisiana Public Facilities Authority, (General Health Systems),
                   6.80%, 11/1/16                                                 $      606,121
             500   Louisiana Public Facilities Authority, (Tuoro Infirmary),
                   5.625%, 8/15/29                                                       504,260
------------------------------------------------------------------------------------------------
                                                                                  $    1,110,381
------------------------------------------------------------------------------------------------

HOUSING -- 5.8%

$            190   Louisiana HFA, Single Family, (GNMA), (AMT),
                   8.00%, 3/1/25                                                  $      191,260
             985   Louisiana HFA, Single Family, (GNMA/FNMA),
                   0.00%, 6/1/27                                                         286,950
             390   Louisiana Public Facilities Authority, (Eden Point),
                   6.25%, 3/1/34                                                         345,142
             755   New Orleans Home Mortgage Authority, Single Family,
                   (GNMA/FNMA), (AMT), 6.30%, 6/1/28                                     774,607
------------------------------------------------------------------------------------------------
                                                                                  $    1,597,959
------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 5.6%

$            475   Louisiana Environmental Facilities and Community
                   Development Authority, (Senior-Air Cargo), (AMT),
                   6.65%, 1/1/25                                                  $      491,411
             500   Saint Bernard Parish, (Mobil Oil), 5.90%, 11/1/26                     521,935
             500   South Louisiana Port Commission, (Cargill), 5.85%, 4/1/17             528,365
------------------------------------------------------------------------------------------------
                                                                                  $    1,541,711
------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 16.7%

$            500   Lafayette Public Trust Financing Authority,
                   (Ragin Cajun Facility, Inc.), (MBIA), 5.00%, 10/1/32           $      509,020
             500   Louisiana Environmental Facilities and Community
                   Development Authority, (Louisiana State University
                   Student Housing), (MBIA), 4.75%, 8/1/28                               494,205
           1,000   Louisiana Public Facilities Authority, (Dillard University),
                   (AMBAC), 5.30%, 8/1/26                                              1,049,690
             750   Louisiana Public Facilities Authority, (Tulane University),
                   (AMBAC), 5.00%, 7/1/32                                                762,097
             500   Louisiana Public Facilities Authority, (Tulane University),
                   (AMBAC), 5.00%, 2/15/26                                               509,175
           1,200   New Orleans, Finance Authority, (Xavier University),
                   (MBIA), 5.30%, 6/1/32                                               1,252,560
------------------------------------------------------------------------------------------------
                                                                                  $    4,576,747
------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 3.9%

$          1,750   Puerto Rico Electric Power Authority, (MBIA),
                   0.00%, 7/1/17                                                  $    1,051,365
------------------------------------------------------------------------------------------------
                                                                                  $    1,051,365
------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 6.8%

$          2,475   Jefferson Parish, Home Mortgage Authority, Single Family,
                   (FGIC), Escrowed to Maturity, 0.00%, 5/1/17(1)                 $    1,399,860
             335   Puerto Rico, (FGIC), Prerefunded to 7/1/12,
                   Variable Rate, 7/1/32(2)(3)                                           455,359
------------------------------------------------------------------------------------------------
                                                                                  $    1,855,219
------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 11.9%

$            250   Calcasieu Parish, School District, (FGIC), 5.25%, 5/1/20       $      271,362
             500   Louisiana, (FGIC), 5.00%, 11/15/20                                    530,255
           2,250   New Orleans, (AMBAC), 0.00%, 9/1/15                                 1,400,017
             800   New Orleans, (AMBAC), 0.00%, 9/1/16                                   470,648
             300   Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(3)                       386,916
             120   Puerto Rico, (MBIA), Variable Rate, 7/1/20(2)(3)                      181,247
------------------------------------------------------------------------------------------------
                                                                                  $    3,240,445
------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 2.9%

$            750   Terrebonne Parish, Hospital Service District No. 1,
                   (Terrebonne General Medical Center), (AMBAC),
                   5.50%, 4/1/33                                                  $      796,432
------------------------------------------------------------------------------------------------
                                                                                  $      796,432
------------------------------------------------------------------------------------------------

INSURED-INDUSTRIAL DEVELOPMENT REVENUE -- 4.6%

$          1,250   Louisiana Environmental Facilities and Community
                   Development Authority, (BRCC Facility Corp.), (MBIA),
                   5.00%, 12/1/32                                                 $    1,268,987
------------------------------------------------------------------------------------------------
                                                                                  $    1,268,987
------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 4.6%

$            500   Calcasieu Parish Public Trust Authority Student Lease,
                   (McNeese Student Housing), (MBIA), 5.25%, 5/1/33               $      519,945
             500   Louisiana Environmental Facilities and Community
                   Development Authority, (Jefferson Parking Garage),
                   (AMBAC), 5.00%, 9/1/31                                                506,925
             180   Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/24(2)(3)                                           230,897
------------------------------------------------------------------------------------------------
                                                                                  $    1,257,767
------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                           VALUE
------------------------------------------------------------------------------------------------
INSURED-OTHER REVENUE -- 4.6%

$            500   Louisiana Environmental Facilities and Community
                   Development Authority, (Capital and Equipment Acquisition),
                   (AMBAC), 4.50%, 12/1/18                                        $      519,475
             700   Louisiana Environmental Facilities and Community
                   Development Authority, (Parking Facility Corp. Garage),
                   (AMBAC), 5.375%, 10/1/31                                              732,662
------------------------------------------------------------------------------------------------
                                                                                  $    1,252,137
------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 10.5%

$            750   Jefferson, District Sales Tax and Sales Tax Revenue,
                   (AMBAC), 5.25%, 12/1/22                                        $      802,493
           1,000   Louisiana Gas and Fuels Tax, (AMBAC), 5.00%, 6/1/32                 1,016,040
             650   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(3)(4)                                           678,581
             350   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(2)(3)                                           373,086
------------------------------------------------------------------------------------------------
                                                                                  $    2,870,200
------------------------------------------------------------------------------------------------

OTHER REVENUE -- 4.7%

$            350   Puerto Rico Infrastructure Financing Authority,
                   Variable Rate, 10/1/32(2)(3)                                   $      435,131
           1,000   Tobacco Settlement Financing Corp., 5.875%, 5/15/39                   842,110
------------------------------------------------------------------------------------------------
                                                                                  $    1,277,241
------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 4.7%

$            500   Louisiana HFA, (Saint Dominic Assisted Care Facility),
                   (GNMA), 6.85%, 9/1/25                                          $      524,675
             750   Louisiana PFA, (Glen Retirement System), 6.70%, 12/1/25               766,133
------------------------------------------------------------------------------------------------
                                                                                  $    1,290,808
------------------------------------------------------------------------------------------------

TRANSPORTATION -- 7.4%

$          1,000   Louisiana Offshore Terminal Authority, Deepwater
                   Port Revenue, (Loop, LLC), 5.20%, 10/1/18                      $    1,035,160
           1,000   Puerto Rico Highway and Transportation Authority,
                   4.75%, 7/1/38                                                         988,310
------------------------------------------------------------------------------------------------
                                                                                  $    2,023,470
------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.8%
     (IDENTIFIED COST $25,373,561)                                                $   27,010,869
------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.2%                                            $      339,602
------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $   27,350,471
------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2004, 67.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 36.5% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security has been issued as a leveraged inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of the securities is $2,741,217 or 10.0% of the Portfolio's net assets.

(4)  Security has been issued as an inverse floater bond.

                        See notes to financial statements

MARYLAND MUNICIPALS PORTFOLIO as of August 31, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                           VALUE
------------------------------------------------------------------------------------------------
COGENERATION -- 1.8%

$          1,250   Maryland Energy Cogeneration, (AES Warrior Run), (AMT),
                   7.40%, 9/1/19                                                  $    1,280,600
------------------------------------------------------------------------------------------------
                                                                                  $    1,280,600
------------------------------------------------------------------------------------------------

EDUCATION -- 8.9%

$          4,000   Maryland HEFA, (Johns Hopkins University),
                   5.00%, 7/1/32(1)                                               $    4,082,880
           1,300   Maryland HEFA, (Maryland Institute College of Art),
                   5.50%, 6/1/32                                                       1,335,620
             500   Maryland HEFA, (Maryland Institute College of Art),
                   5.50%, 6/1/21                                                         524,785
             425   Westminster, Educational Facilities, (McDaniel College),
                   5.50%, 4/1/27                                                         439,684
------------------------------------------------------------------------------------------------
                                                                                  $    6,382,969
------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 5.3%

$          1,500   Calvert, PCR, (Baltimore Gas and Electric),
                   5.55%, 7/15/14                                                 $    1,531,860
           2,225   Prince George's County, PCR, (Potomac Electric),
                   6.375%, 1/15/23                                                     2,243,556
------------------------------------------------------------------------------------------------
                                                                                  $    3,775,416
------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 8.5%

$          1,125   Baltimore, SFMR, (Inner Harbor), Escrowed to Maturity,
                   8.00%, 12/1/10                                                 $    1,435,379
           4,000   Maryland HEFA, (Johns Hopkins University), Prerefunded to
                   7/1/09, 6.00%, 7/1/39                                               4,634,280
------------------------------------------------------------------------------------------------
                                                                                  $    6,069,659
------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 4.7%

$          1,500   Anne Arundel County, 5.00%, 3/1/16                             $    1,637,115
           1,000   Montgomery County, 5.25%, 10/1/19                                   1,090,750
           1,100   Puerto Rico, 0.00%, 7/1/16                                            673,420
------------------------------------------------------------------------------------------------
                                                                                  $    3,401,285
------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 1.9%

$          1,305   Baltimore County, Economic Development Revenue,
                   (Revisions, Inc.), 8.50%, 8/15/25                              $    1,350,022
------------------------------------------------------------------------------------------------
                                                                                  $    1,350,022
------------------------------------------------------------------------------------------------

HOSPITAL -- 8.7%

$          1,000   Maryland HEFA, (Calvert Health System), 5.50%, 7/1/36          $    1,019,630
           2,000   Maryland HEFA, (Johns Hopkins Hospital),
                   5.125%, 11/15/34                                                    2,034,500
           1,000   Maryland HEFA, (Lifebridge Health), 5.125%, 7/1/34                  1,008,700
             800   Maryland HEFA, (University of Maryland Medical System),
                   6.75%, 7/1/30                                                         902,824
           1,355   Prince George's County, (Greater SouthEast Healthcare
                   System), 6.375%, 1/1/13(2)                                            326,555
           3,800   Prince George's County, (Greater SouthEast Healthcare
                   System), 6.375%, 1/1/23(2)                                            915,800
------------------------------------------------------------------------------------------------
                                                                                  $    6,208,009
------------------------------------------------------------------------------------------------

HOUSING -- 2.9%

$          1,000   Maryland Community Development Administration Multifamily,
                   FHA, (AMT), 6.70%, 5/15/36                                     $    1,029,120
           1,000   Prince George's County, Housing Authority, (Langely Gardens),
                   (AMT), 5.875%, 2/20/39                                              1,043,610
------------------------------------------------------------------------------------------------
                                                                                  $    2,072,730
------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 3.5%

$          1,350   Allegany, PCR, (Westvaco Corp.), 6.20%, 1/1/08                 $    1,380,199
           1,000   Maryland EDA, (AFCO Cargo), (AMT), 6.50%, 7/1/24                      929,540
             240   Maryland EDA, (Air Cargo), (AMT), 7.34%, 7/1/24                       242,460
------------------------------------------------------------------------------------------------
                                                                                  $    2,552,199
------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 8.3%

$            460   Maryland HEFA, (College Of Notre Dame), (MBIA),
                   5.30%, 10/1/18                                                 $      527,914
           1,000   Maryland HEFA, (Loyola College), (MBIA), 5.00%, 10/1/39             1,015,300
           2,850   Maryland HEFA, (Loyola College), (MBIA), 5.375%, 10/1/26            2,959,725
           1,200   Morgan State University, Academic and Facilities, (MBIA),
                   6.10%, 7/1/20                                                       1,468,104
------------------------------------------------------------------------------------------------
                                                                                  $    5,971,043
------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 4.7%

$          1,550   Puerto Rico Electric Power Authority, (FSA),
                   Variable Rate, 7/1/29(3)(4)                                    $    1,776,595
           1,500   Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26         1,575,885
------------------------------------------------------------------------------------------------
                                                                                  $    3,352,480
------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                           VALUE
------------------------------------------------------------------------------------------------
INSURED-ESCROWED / PREREFUNDED -- 6.1%

$          1,175   Maryland HEFA, (Good Samaritan Hospital), (AMBAC),
                   Escrowed to Maturity, 5.75%, 7/1/19                            $    1,225,584
           3,000   Maryland HEFA, (Helix Health Issue), (AMBAC), Escrowed to
                   Maturity, 5.00%, 7/1/27                                             3,174,900
------------------------------------------------------------------------------------------------
                                                                                  $    4,400,484
------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 2.2%

$            350   Puerto Rico, (FSA), Variable Rate, 7/1/27(3)(4)                $      451,402
           1,000   Puerto Rico, (MBIA), 5.50%, 7/1/29                                  1,134,750
------------------------------------------------------------------------------------------------
                                                                                  $    1,586,152
------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 7.7%

$          1,280   Maryland HEFA, (Medlantic), (AMBAC),
                   Variable Rate, 8/15/38(3)(4)                                   $    1,544,422
             660   Maryland HEFA, (Medlantic/Helix Issue), (AMBAC),
                   5.25%, 8/15/38                                                        705,448
           3,150   Puerto Rico ITEM & EC, (Auxilio Mutuo Obligated Group),
                   (MBIA), 6.25%, 7/1/24                                               3,255,998
------------------------------------------------------------------------------------------------
                                                                                  $    5,505,868
------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 0.9%

$            500   Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/24(3)(4)                                    $      641,380
------------------------------------------------------------------------------------------------
                                                                                  $      641,380
------------------------------------------------------------------------------------------------

INSURED-OTHER REVENUE -- 1.4%

$          1,000   Maryland HEFA, (Johns Hopkins Hospital), Parking Revenue,
                   (AMBAC), 5.00%, 7/1/34                                         $    1,017,430
------------------------------------------------------------------------------------------------
                                                                                  $    1,017,430
------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 1.4%

$          1,000   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(4)(5)                                    $    1,043,970
------------------------------------------------------------------------------------------------
                                                                                  $    1,043,970
------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 5.7%

$          1,500   Maryland Transportation Authority, Baltimore-Washington
                   International Airport, (AMBAC), 5.00%, 3/1/27                  $    1,549,140
           1,500   Maryland Transportation Authority, Baltimore-Washington
                   International Airport, (AMBAC), (AMT), 5.25%, 3/1/27                1,560,495
$            500   Puerto Rico Highway and Transportation Authority, (MBIA),
                   5.50%, 7/1/36                                                  $      548,635
             335   Puerto Rico Highway and Transportation Authority, (MBIA),
                   Variable Rate, 7/1/26(3)(4)                                           420,060
------------------------------------------------------------------------------------------------
                                                                                  $    4,078,330
------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 7.7%

$          1,500   Baltimore, (Water Projects), (FGIC), 5.00%, 7/1/23             $    1,574,715
             500   Baltimore, (Water Projects), (FGIC), 5.125%, 7/1/42                   512,375
           1,000   Baltimore, Wastewater, (FGIC), 5.00%, 7/1/22                        1,091,080
           2,000   Baltimore, Wastewater, (MBIA), 5.65%, 7/1/20                        2,318,920
------------------------------------------------------------------------------------------------
                                                                                  $    5,497,090
------------------------------------------------------------------------------------------------

OTHER REVENUE -- 2.6%

$            750   Maryland HEFA, (Board of Child Care), 5.375%, 7/1/32           $      769,215
           1,000   Maryland HEFA, (Board of Child Care), 5.625%, 7/1/22                1,072,150
------------------------------------------------------------------------------------------------
                                                                                  $    1,841,365
------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 2.9%

$            750   Baltimore, (Clipper Mill), 6.25%, 9/1/33                       $      742,568
             500   Baltimore, (Strathdale Manor), 7.00%, 7/1/33                          508,635
             800   Frederick County, Urbana Community Development Authority,
                   6.625%, 7/1/25                                                        832,680
------------------------------------------------------------------------------------------------
                                                                                  $    2,083,883
------------------------------------------------------------------------------------------------

WATER AND SEWER -- 0.7%

$            480   Maryland Water Quality Financing Administration Revolving
                   Loan Fund, 6.55%, 9/1/14                                       $      482,021
------------------------------------------------------------------------------------------------
                                                                                  $      482,021
------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.5%
     (IDENTIFIED COST $70,268,945)                                                $   70,594,385
------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.5%                                            $    1,080,406
------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $   71,674,791
------------------------------------------------------------------------------------------------

                        See notes to financial statements

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2004, 46.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.5% to 19.3% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Defaulted bond.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of the securities is $5,877,829 or 8.2% of the Portfolio's net assets.

(5)  Security has been issued as an inverse floater bond.

                        See notes to financial statements

MISSOURI MUNICIPALS PORTFOLIO as of August 31, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.1%

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------
ESCROWED / PREREFUNDED -- 3.9%

$          1,000   Lake of the Ozarks, (Community Bridge Corp.),
                   Prerefunded to 12/1/06, 6.40%, 12/1/25                         $    1,118,620
           1,000   Saint Louis County, Mortgage Revenue, (GNMA),
                   (AMT), Escrowed to Maturity, 5.40%, 1/1/16                          1,122,150
------------------------------------------------------------------------------------------------
                                                                                  $    2,240,770
------------------------------------------------------------------------------------------------

HOSPITAL -- 11.5%

$          1,950   Missouri HEFA, (Barnes Jewish Christian),
                   5.25%, 5/15/14                                                 $    2,150,284
           1,500   Missouri HEFA, (Childrens Mercy Hospital),
                   5.30%, 5/15/28                                                      1,517,010
           1,000   Missouri HEFA, (Freeman Health Systems),
                   5.25%, 2/15/18                                                      1,004,390
             495   Missouri HEFA, (Lake of the Ozarks General Hospital),
                   6.50%, 2/15/21                                                        512,473
             250   Missouri HEFA, (Lake Regional Health System),
                   5.70%, 2/15/34                                                        256,140
           1,250   West Plains IDA, (Ozarks Medical Center),
                   5.65%, 11/15/22                                                     1,189,062
------------------------------------------------------------------------------------------------
                                                                                  $    6,629,359
------------------------------------------------------------------------------------------------

HOUSING -- 2.1%

$            960   Jefferson County IDA, Multifamily, (Riverview Bend
                   Apartments), (AMT), 6.75%, 11/1/29                             $      935,530
             190   Missouri Housing Development Authority, SFMR, (GNMA),
                   (AMT), 6.45%, 9/1/27                                                  194,951
             105   Missouri Housing Development Authority, SFMR, (GNMA),
                   (AMT), 7.25%, 9/1/26                                                  105,458
------------------------------------------------------------------------------------------------
                                                                                  $    1,235,939
------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 8.3%

$            755   Jefferson County, (Kmart Corp.), 6.40%, 8/1/08                 $      719,455
             650   Kansas City IDA, (Airline Cargo Facilities), (AMT),
                   8.50%, 1/1/17                                                         682,558
           1,000   Missouri Development Finance Authority, Solid Waste
                   Disposal, (Proctor and Gamble Paper Products), (AMT),
                   5.20%, 3/15/29                                                      1,046,200
           1,200   Missouri Environmental Improvement and Energy Resources
                   Authority, (American Cyanamid), 5.80%, 9/1/09                       1,289,868
           1,000   Saint Louis, IDA, (Anheuser-Busch), (AMT),
                   5.875%, 11/1/26                                                     1,030,680
------------------------------------------------------------------------------------------------
                                                                                  $    4,768,761
------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 1.7%

$          1,000   Missouri HEFA, (St. Louis University High School), (AMBAC),
                   4.75%, 10/1/24                                                 $    1,007,540
------------------------------------------------------------------------------------------------
                                                                                  $    1,007,540
------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 6.9%

$          2,250   Missouri Environmental Improvement and Energy Resources
                   Authority, (Union Electric), (AMBAC), (AMT),
                   5.45%, 10/1/28                                                 $    2,328,075
           1,000   Puerto Rico Electric Power Authority, (MBIA),
                   5.00%, 7/1/32(1)                                                    1,028,340
             400   Puerto Rico Electric Power Authority, (MBIA),
                   Variable Rate, 7/1/16(2)(3)                                           603,532
------------------------------------------------------------------------------------------------
                                                                                  $    3,959,947
------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 4.8%

$            575   Missouri HEFA, (Saint Louis Children's Hospital), (MBIA),
                   Escrowed to Maturity, 0.00%, 5/15/08                           $      520,036
           2,000   Puerto Rico, (FGIC), Prerefunded to 7/1/12,
                   5.00%, 7/1/32                                                       2,239,520
------------------------------------------------------------------------------------------------
                                                                                  $    2,759,556
------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 4.1%

$            900   Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(3)                $    1,160,748
           2,000   Saint Charles County, (Francis Howell School District),
                   (FGIC), 0.00%, 3/1/16                                               1,223,400
------------------------------------------------------------------------------------------------
                                                                                  $    2,384,148
------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 10.5%

$          9,500   Missouri HEFA, (Lester Cox Medical Center), (MBIA),
                   0.00%, 9/1/20                                                  $    4,489,510
           1,500   North Kansas City, (North Kansas City Memorial Hospital),
                   (FSA), 5.125%, 11/15/33                                             1,545,840
------------------------------------------------------------------------------------------------
                                                                                  $    6,035,350
------------------------------------------------------------------------------------------------

INSURED-HOUSING -- 2.7%
$          1,500   SCA, MFMR Receipts, Springfield, (FSA), 7.10%, 1/1/30          $    1,541,805
------------------------------------------------------------------------------------------------
                                                                                  $    1,541,805
------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 11.6%

$          1,000   Jackson County, Leasehold Revenue, (Truman Sports),
                   (AMBAC), 0.00%, 12/1/20                                        $      463,380
           2,000   Jackson County, Leasehold Revenue, (Truman Sports),
                   (MBIA), 5.00%, 12/1/27                                              2,048,480

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------
INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION (CONTINUED)

$            300   Puerto Rico Public Building Authority, (CIFG),
                   Variable Rate, 7/1/36(2)(3)                                    $      397,632
           1,000   Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/26(3)(4)                                         1,210,100
             400   Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/24(2)(3)                                           513,104
           2,000   Saint Louis IDA, (Convention Center Hotel), (AMBAC),
                   0.00%, 7/15/19                                                        998,180
           1,000   Springfield County, Leasehold Revenue, (Capital Improvement
                   Program), (AMBAC), 5.00%, 3/1/24                                    1,041,840
------------------------------------------------------------------------------------------------
                                                                                  $    6,672,716
------------------------------------------------------------------------------------------------

INSURED-OTHER REVENUE -- 2.3%

$            500   Missouri Development Finance Authority, Cultural Facility,
                   (Nelson Gallery Foundation), (MBIA), 5.00%, 12/1/30            $      508,935
             750   Missouri Development Finance Authority, Cultural Facility,
                   (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/22                   796,568
------------------------------------------------------------------------------------------------
                                                                                  $    1,305,503
------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 6.8%

$          1,000   Bi-State Development Agency, Illinois Metropolitan District,
                   (Metrolink Cross County), (FSA), 5.00%, 10/1/32                $    1,023,270
           1,500   Bi-State Development Agency, Illinois Metropolitan District,
                   (Saint Clair County Metrolink Extension), (MBIA),
                   5.00%, 7/1/28                                                       1,524,540
             600   Kansas City, (Blue Parkway Town Center), (MBIA),
                   5.00%, 7/1/27                                                         611,874
             700   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(2)(3)                                           746,172
------------------------------------------------------------------------------------------------
                                                                                  $    3,905,856
------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 4.2%

$            500   Puerto Rico Highway and Transportation Authority, (MBIA),
                   Variable Rate, 7/1/26(2)(3)                                    $      626,955
             750   Saint Louis Airport, (Capital Improvement Program), (MBIA),
                   5.00%, 7/1/32                                                         761,115
             910   Saint Louis Airport, (Lambert International Airport), (FGIC),
                   (AMT), 6.00%, 7/1/14                                                1,054,699
------------------------------------------------------------------------------------------------
                                                                                  $    2,442,769
------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 1.8%

$          1,000   Metro Saint Louis, Metropolitan Waste Water System,
                   (MBIA), 5.00%, 5/1/34                                          $    1,023,180
------------------------------------------------------------------------------------------------
                                                                                  $    1,023,180
------------------------------------------------------------------------------------------------

OTHER REVENUE -- 0.9%

$            500   Saint Louis IDA, (Saint Louis Science Center),
                   6.40%, 11/1/19                                                 $      507,580
------------------------------------------------------------------------------------------------
                                                                                  $      507,580
------------------------------------------------------------------------------------------------

POOLED LOANS -- 4.9%

$          2,750   Missouri Higher Education Loan Authority, Student Loan,
                   (AMT), 5.45%, 2/15/09                                          $    2,808,823
------------------------------------------------------------------------------------------------
                                                                                  $    2,808,823
------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 7.0%

$          1,000   Kansas City IDR, (Kingswood Manor), 5.80%, 11/15/17            $      914,450
             500   Lees Summit IDA, Health Facility, (John Knox Village),
                   5.70%, 8/15/22                                                        520,575
           1,500   Missouri HEFA, (Lutheran Senior Services),
                   6.375%, 2/1/27                                                      1,549,800
           1,000   Saint Louis County, IDA Health Facilities Revenue,
                   (Jewish Center), 5.50%, 2/20/36                                     1,046,780
------------------------------------------------------------------------------------------------
                                                                                  $    4,031,605
------------------------------------------------------------------------------------------------

WATER AND SEWER -- 2.1%

$            520   Missouri Environmental Improvement and Energy Resources
                   Authority, (Revolving Fund Program), 7.20%, 7/1/16             $      532,709
           1,000   Missouri Environmental Improvement and Energy Resources
                   Authority, (Revolving Fund Program), Water Pollution Control,
                   0.00%, 1/1/14                                                         678,450
------------------------------------------------------------------------------------------------
                                                                                  $    1,211,159
------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.1%
     (IDENTIFIED COST $51,607,707)                                                $   56,472,366
------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.9%                                            $     1,073,261
------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $   57,545,627
------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

                        See notes to financial statements

The Portfolio invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2004, 58.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 25.8% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security has been issued as a leveraged inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of the securities is $5,258,243 or 9.1% of the Portfolio's net assets.

(4)  Security has been issued as an inverse floater bond.

                        See notes to financial statements

NORTH CAROLINA MUNICIPALS PORTFOLIO as of August 31, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 99.6%

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                                   VALUE
------------------------------------------------------------------------------------------------
EDUCATION -- 10.5%

$          2,950   North Carolina Educational Facilities Finance Agency,
                   (Duke University), 5.125%, 10/1/41                             $    3,002,982
             300   North Carolina Educational Facilities Finance Agency,
                   (High Point University), 5.125%, 9/1/21                               311,790
           7,410   University of North Carolina at Chapel Hill, 0.00%, 8/1/17          4,223,478
           1,980   University of North Carolina at Chapel Hill, 0.00%, 8/1/21            887,535
------------------------------------------------------------------------------------------------
                                                                                  $    8,425,785
------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 20.4%

$          5,000   North Carolina Eastern Municipal Power Agency,
                   6.125%, 1/1/09(1)                                              $    5,583,900
           1,250   North Carolina Eastern Municipal Power Agency,
                   6.75%, 1/1/26                                                       1,383,975
           3,500   North Carolina Municipal Power Agency, (Catawba),
                   6.50%, 1/1/20                                                       3,886,715
           2,000   Puerto Rico Electric Power Authority, 0.00%, 7/1/17                 1,195,540
           2,000   Puerto Rico Electric Power Authority, 0.00%, 7/1/17                 1,189,540
           2,000   Puerto Rico Electric Power Authority,
                   Variable Rate, 7/1/29(2)(3)                                         2,089,540
           1,000   Wake County, Industrial Facilities and Pollution Control
                   Financing Authority, (Carolina Power and Light Co.),
                   5.375%, 2/1/17                                                      1,077,220
------------------------------------------------------------------------------------------------
                                                                                  $   16,406,430
------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 15.2%

$          1,000   Charlotte, Water and Sewer, Prerefunded to 6/1/10,
                   5.25%, 6/1/25(4)                                               $    1,133,490
           1,000   New Hanover County, Prerefunded to 11/1/10,
                   5.75%, 11/1/17                                                      1,172,720
           3,000   North Carolina Eastern Municipal Power Agency, Escrowed to
                   Maturity, 4.00%, 1/1/18                                             3,004,500
           2,210   North Carolina Eastern Municipal Power Agency, Escrowed to
                   Maturity, 5.00%, 1/1/17                                             2,450,912
             440   North Carolina Eastern Municipal Power Agency, Escrowed to
                   Maturity, 5.00%, 1/1/21                                               484,519
           1,500   North Carolina Medical Care Commission, (Annie Penn
                   Memorial Hospital), Prerefunded to 1/1/15,
                   5.375%, 1/1/22                                                      1,657,965
           2,000   Winston-Salem, Water and Sewer System, Prerefunded to
                   6/1/11, 5.125%, 6/1/28                                              2,257,460
------------------------------------------------------------------------------------------------
                                                                                  $   12,161,566
------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 2.7%

$          1,000   Charlotte, 5.00%, 7/1/29                                       $    1,028,340
           1,000   Charlotte, 5.60%, 6/1/20                                            1,135,510
------------------------------------------------------------------------------------------------
                                                                                  $    2,163,850
------------------------------------------------------------------------------------------------

HOSPITAL -- 7.0%

$          1,750   Charlotte-Mecklenberg Hospital Authority, 5.00%, 1/15/31       $    1,757,402
           1,250   North Carolina Medical Care Commission,
                   (Duke University Hospital), 0.00%, 6/1/09                           1,053,300
           1,000   North Carolina Medical Care Commission,
                   (Gaston Health Care), 5.00%, 2/15/29                                1,000,680
             250   North Carolina Medical Care Commission,
                   (Novant Health, Inc.), 5.00%, 11/1/20                                 260,817
           1,000   North Carolina Medical Care Commission, (Southeastern
                   Regional Medical Center), 5.375%, 6/1/32                            1,011,740
             500   North Carolina Medical Care Commission, (Union Regional
                   Medical Center), 5.375%, 1/1/32                                       506,610
------------------------------------------------------------------------------------------------
                                                                                  $    5,590,549
------------------------------------------------------------------------------------------------

HOUSING -- 3.5%

$          1,400   Charlotte Housing Authority, (Double Oaks), FHA, (FNMA),
                   7.35%, 5/15/26                                                 $    1,482,586
             285   Guam Housing Corp., Single Family, (AMT), 5.75%, 9/1/31               312,220
             875   North Carolina HFA, MFMR, (AMT), 6.45%, 9/1/27                        905,363
             970   Raleigh Housing Authority, Multifamily, (Cedar Point),
                   7.00%, 11/1/30(5)                                                      98,213
------------------------------------------------------------------------------------------------
                                                                                  $    2,798,382
------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 1.2%

$            850   Robeson County, Industrial Facilities and Pollution Control
                   Financing Authority, (Campbell Soup), 6.40%, 12/1/06           $      931,362
------------------------------------------------------------------------------------------------
                                                                                  $      931,362
------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 5.9%

$          1,375   East Carolina University, (AMBAC), 5.25%, 11/1/21              $    1,469,779
           1,320   North Carolina Educational Facilities Finance Agency,
                   (Johnson & Wales University), (XLCA), 5.00%, 4/1/33                 1,339,734
           1,900   University of North Carolina, (MBIA), 4.50%, 10/1/18(1)             1,952,345
------------------------------------------------------------------------------------------------
                                                                                  $    4,761,858
------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 1.0%

$          1,300   Puerto Rico Electric Power Authority, (MBIA),
                   0.00%, 7/1/17                                                  $      781,014
------------------------------------------------------------------------------------------------
                                                                                  $      781,014
------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                                   VALUE
------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 4.5%

$          1,000   Puerto Rico Commonwealth, (FGIC), 5.50%, 7/1/22                $    1,159,910
             280   Puerto Rico, (MBIA), Variable Rate, 7/1/20(3)(6)                      422,909
             945   Smithville Township, Brunswick County, (MBIA),
                   5.00%, 6/1/23                                                         994,329
             995   Smithville Township, Brunswick County, (MBIA),
                   5.00%, 6/1/24                                                       1,041,725
------------------------------------------------------------------------------------------------
                                                                                  $    3,618,873
------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 5.2%

$          1,200   North Carolina Medical Care Commission, (Betsy Johnson),
                   (FSA), 5.375%, 10/1/24                                         $    1,291,908
             935   North Carolina Medical Care Commission, (Memorial Mission
                   Hospital), (FSA), 0.00%, 10/1/06                                      897,955
           1,000   North Carolina Medical Care Commission, (Wakemed),
                   (AMBAC), 5.00%, 10/1/32                                             1,018,460
           1,500   North Carolina Medical Care Commission, (Wilson Memorial
                   Hospital), (AMBAC), 0.00%, 11/1/15                                    938,070
------------------------------------------------------------------------------------------------
                                                                                  $    4,146,393
------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 0.7%

$            420   Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/24(3)(6)                                    $      538,759
------------------------------------------------------------------------------------------------
                                                                                  $      538,759
------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 1.0%

$            800   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(2)(3)                                    $      835,176
------------------------------------------------------------------------------------------------
                                                                                  $      835,176
------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 5.2%

$            500   Charlotte Airport, (MBIA), (AMT), 5.25%, 7/1/21(7)             $      527,670
           1,375   Puerto Rico Highway and Transportation Authority, (MBIA),
                   5.50%, 7/1/36                                                       1,508,746
           1,000   Puerto Rico Highway and Transportation Authority, (MBIA),
                   Variable Rate, 7/1/36(3)(6)                                         1,098,970
           1,000   Raleigh Durham, Airport Authority, (FGIC), 5.00%, 11/1/31           1,015,520
------------------------------------------------------------------------------------------------
                                                                                  $    4,150,906
------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 4.9%

$          1,745   Broad River, Water Authority Water System, (MBIA),
                   5.375%, 6/1/26                                                 $    1,856,785
             500   Brunswick County, (FSA), Enterprise System Water and
                   Sewer Revenue, 5.25%, 4/1/26                                          529,510
           1,500   Kannapolis, Water and Sewer, (FSA), (AMT), 5.25%, 2/1/26            1,547,790
------------------------------------------------------------------------------------------------
                                                                                  $    3,934,085
------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 3.2%

$          1,000   Charlotte, (Government Facilities), 5.00%, 6/1/28              $    1,017,510
           1,500   Charlotte, (Government Facilities), 5.00%, 6/1/33                   1,520,580
------------------------------------------------------------------------------------------------
                                                                                  $    2,538,090
------------------------------------------------------------------------------------------------

OTHER REVENUE -- 1.5%

$          1,000   Puerto Rico Infrastructure Financing Authority,
                   Variable Rate, 10/1/34(3)(6)                                   $    1,243,230
------------------------------------------------------------------------------------------------
                                                                                  $    1,243,230
------------------------------------------------------------------------------------------------

WATER AND SEWER -- 6.0%

$          1,700   Charlotte, Storm Water, 5.00%, 6/1/25                          $    1,756,457
           2,975   Charlotte, Water and Sewer, 5.125%, 6/1/26                          3,095,131
------------------------------------------------------------------------------------------------
                                                                                  $    4,851,588
------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 99.6%
     (IDENTIFIED COST $74,514,548)                                                $   79,877,896
------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.4%                                            $      304,604
------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $   80,182,500
------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
AMBAC - AMBAC Financial Group, Inc.
FGIC - Financial Guaranty Insurance Company
FSA - Financial Security Assurance, Inc.
MBIA - Municipal Bond Insurance Association
XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2004, 28.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 12.8% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)  Security has been issued as an inverse floater bond.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of the securities is $6,228,584 or 7.8% of the Portfolio's net assets.
(4) Security (or a portion thereof) has been segregated to cover when-issued securities.
(5)  Defaulted bond.
(6)  Security has been issued as a leveraged inverse floater bond.
(7)  When-issued security.

                        See notes to financial statements

OREGON MUNICIPALS PORTFOLIO as of August 31, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.8%

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------
COGENERATION -- 2.5%

$          2,000   Western Generation Agency, (Wauna Cogeneration), (AMT),
           7.40%, 1/1/16                                                          $    2,038,500
------------------------------------------------------------------------------------------------
                                                                                  $    2,038,500
------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 3.3%

$          1,000   Northern Wasco County, (Bonneville Power Administration),
                   5.20%, 12/1/24                                                 $    1,022,120
           1,000   Port of Morrow, Pollution Control, (Portland General Electric),
                   5.20%, 5/1/33                                                       1,060,880
           1,000   Puerto Rico Electric Power Authority, 0.00%, 7/1/17                   594,770
------------------------------------------------------------------------------------------------
                                                                                  $    2,677,770
------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 4.1%

$          2,000   Medford, Rogue Valley Memorial Hospital, Escrowed to
                   Maturity, 6.25%, 12/1/07                                       $    2,234,480
           1,000   Portland Housing Authority, MFMR, Prerefunded to 1/1/07,
                   (Village Court), 6.00%, 1/1/27                                      1,088,680
------------------------------------------------------------------------------------------------
                                                                                  $    3,323,160
------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 15.4%

$          1,565   Oregon Board of Higher Education, 0.00%, 8/1/20                $      747,115
           1,000   Oregon Board of Higher Education, 5.00%, 8/1/22                     1,035,540
           4,425   Oregon Elderly and Disabled Housing, (AMT),
                   5.65%, 8/1/26                                                       4,479,339
           1,000   Oregon Veterans Welfare, 5.25%, 10/1/42                             1,013,640
           2,680   Oregon Veterans Welfare, 5.50%, 12/1/42                             2,763,884
             705   Oregon Veterans Welfare, 5.90%, 10/1/17                               718,874
           1,250   Portland, Community College District, 5.00%, 6/1/21                 1,302,575
             500   Puerto Rico, 0.00%, 7/1/17                                            290,730
------------------------------------------------------------------------------------------------
                                                                                  $   12,351,697
------------------------------------------------------------------------------------------------

HOSPITAL -- 4.7%

$          2,105   Hood River County, Health Facilities Authority,
                   Elderly Housing, (Down Manor), 6.50%, 1/1/17                   $    2,219,196
           1,500   Umatilla County, Hospital Facility Authority, (Catholic
                   Health Initiatives), 5.50%, 3/1/32                                  1,569,135
------------------------------------------------------------------------------------------------
                                                                                  $    3,788,331
------------------------------------------------------------------------------------------------

HOUSING -- 17.9%

$            945   Oregon Health Authority, (Trillium Affordable Housing),
                   (AMT), 6.75%, 2/15/29                                          $      845,671
$            750   Oregon Housing and Community Services Department,
                   MFMR, (AMT), 5.70%, 7/1/29                                     $      769,298
           1,500   Oregon Housing and Community Services Department,
                   MFMR, (AMT), 6.20%, 7/1/28                                          1,555,035
           1,105   Oregon Housing and Community Services Department,
                   SFMR, (AMT), 6.20%, 7/1/27                                          1,145,940
             860   Oregon Housing and Community Services Department,
                   SFMR, (AMT), 6.40%, 7/1/26                                            885,086
             850   Oregon Housing and Community Services Department,
                   SFMR, (AMT), 6.45%, 7/1/26                                            875,041
           3,710   Portland Housing Authority, MFMR, (Berry Ridge), (AMT),
                   6.30%, 5/1/29                                                       3,817,590
           2,875   Portland Housing Authority, MFMR, (Cherry Blossom),
                   (AMT), 6.20%, 12/20/36                                              3,005,669
           1,500   Washington County Housing Authority, MFMR,
                   (Bethany Meadows), (AMT), 5.85%, 9/1/27(1)                          1,538,265
------------------------------------------------------------------------------------------------
                                                                                  $   14,437,595
------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 8.7%

$            500   Oregon EDA, (Georgia-Pacific), (AMT), 5.70%, 12/1/25           $      483,230
           3,500   Port of Astoria, PCR, (James River Corp.), 6.55%, 2/1/15            3,509,940
             670   Port of Portland, (North Portland Crown Zellerbach Corp.),
                   6.125%, 5/15/08                                                       673,377
           2,250   Port of Portland, Special Obligation Revenue Bonds,
                   (Delta Airlines, Inc.), (AMT), 6.20%, 9/1/22                        1,014,930
           1,250   Puerto Rico Port Authority, (American Airlines), (AMT),
                   6.25%, 6/1/26                                                         774,013
             820   Puerto Rico Port Authority, (American Airlines), (AMT),
                   6.30%, 6/1/23                                                         507,703
------------------------------------------------------------------------------------------------
                                                                                  $    6,963,193
------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 6.5%

$          4,850   Oregon Health Science University, (MBIA), 0.00%, 7/1/21        $    2,179,008
           1,500   Oregon Health Science University, (MBIA), 5.00%, 7/1/32             1,530,630
           1,500   Oregon Health, Housing, Educational and Cultural Facilities
                   Authority, (Lewis and Clark College), (MBIA),
                   6.125%, 10/1/24                                                     1,535,250
------------------------------------------------------------------------------------------------
                                                                                  $    5,244,888
------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 4.0%

$            750   Emerald People's Utility District, (FSA), 5.25%, 11/1/22       $      809,655
           1,000   Eugene, Electric Utility, (FSA), 5.25%, 8/1/22                      1,057,810
           1,000   Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26         1,050,590
             500   Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17           300,390
------------------------------------------------------------------------------------------------
                                                                                  $    3,218,445
------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------
INSURED-ESCROWED / PREREFUNDED -- 5.0%

$          1,300   Puerto Rico, (FGIC), Prerefunded to 7/1/12,
                   Variable Rate, 7/1/32(2)(3)                                    $    1,767,064
           1,000   Salem-Keizer, School District No. 24J, Prerefunded to
                   6/1/09, (FGIC), 5.00%, 6/1/17(1)                                    1,103,490
             950   Umatilla County, School District No. 008R, Prerefunded to
                   6/15/09, (MBIA), Variable Rate, 6/15/19(3)(4)                       1,164,672
------------------------------------------------------------------------------------------------
                                                                                  $    4,035,226
------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 6.5%

$          2,000   Clackamas County, School District No. 007J, (Lake Oswego),
                   (MBIA), 5.00%, 6/1/26(1)                                       $    2,045,240
           1,000   Columbia, School District No. 502, (FGIC), 0.00%, 6/1/17              579,160
           1,000   Deschutes and Jefferson County, School District No. 2J,
                   (FGIC), 0.00%, 6/15/18                                                536,300
             200   Jefferson County, School District No. 509J, (FGIC),
                   5.00%, 6/15/22                                                        209,508
             500   Jefferson County, School District No. 509J, (FGIC),
                   5.25%, 6/15/19                                                        546,515
             200   Puerto Rico, (MBIA), Variable Rate, 7/1/20(2)(3)                      302,078
           1,000   Yamhill County, School District No. 029J, (MBIA),
                   4.75%, 6/15/23                                                      1,019,170
------------------------------------------------------------------------------------------------
                                                                                  $    5,237,971
------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 0.6%

$            500   Oregon Health, Housing, Educational and Cultural Facilities
                   Authority, (Peace Health), (AMBAC), 5.00%, 11/15/32            $      506,715
------------------------------------------------------------------------------------------------
                                                                                  $      506,715
------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 2.5%

$          1,500   Oregon Department of Administration Services, (MBIA),
                   5.25%, 11/1/20                                                 $    1,612,920
             300   Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/24(2)(3)                                           384,828
------------------------------------------------------------------------------------------------
                                                                                  $    1,997,748
------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 2.5%

$          1,000   Portland, Arena Natural Gas Tax Revenue, (AMBAC),
                   0.00%, 6/1/17                                                  $      485,450
           1,400   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(2)(3)                                         1,492,344
------------------------------------------------------------------------------------------------
                                                                                  $    1,977,794
------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 0.9%

$            700   Puerto Rico Highway and Transportation Authority, (FSA),
                   Variable Rate, 7/1/32(2)(3)                                    $      753,907
------------------------------------------------------------------------------------------------
                                                                                  $      753,907
------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 4.3%

$          1,575   Albany, Water Revenue, (FGIC), 5.125%, 8/1/26                  $    1,639,307
           1,000   Portland, Sewer System, (FSA), 5.00%, 6/1/23                        1,042,010
             750   Washington County, Clean Water Services, (Senior Lien),
                   (FGIC), 5.00%, 10/1/21                                                782,903
------------------------------------------------------------------------------------------------
                                                                                  $    3,464,220
------------------------------------------------------------------------------------------------

OTHER REVENUE -- 0.5%

$            300   Puerto Rico Infrastructure Financing Authority,
                   Variable Rate, 10/1/32(2)(3)                                   $      421,611
------------------------------------------------------------------------------------------------
                                                                                  $      421,611
------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 2.2%

$          1,750   Clackamas County, Hospital Facility Authority, (Homewoods),
                   5.15%, 10/20/37                                                $    1,772,435
------------------------------------------------------------------------------------------------
                                                                                  $    1,772,435
------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 4.1%

$          2,475   Portland Limited Tax General Obligation, 0.00%, 6/1/22         $    1,048,088
           2,000   Tri-County Metropolitan Transportation District,
                   Variable Rate, 8/1/19(3)(4)                                         2,233,500
------------------------------------------------------------------------------------------------
                                                                                  $    3,281,588
------------------------------------------------------------------------------------------------

TRANSPORTATION -- 2.6%

$          2,000   Oregon Department of Transportation, (Highway User Tax),
                   5.125%, 11/15/26                                               $    2,076,220
------------------------------------------------------------------------------------------------
                                                                                  $    2,076,220
------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.8%
     (IDENTIFIED COST $76,268,687)                                                $   79,569,014
------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.2%                                            $      947,764
------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $   80,516,778
------------------------------------------------------------------------------------------------


AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

                        See notes to financial statements

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2004, 33.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.6% to 14.7% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security has been issued as a leveraged inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of the securities is $8,520,004 or 10.6% of the Portfolio's net assets.

(4)  Security has been issued as an inverse floater bond.

                        See notes to financial statements

SOUTH CAROLINA MUNICIPALS PORTFOLIO as of August 31, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.5%

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 3.4%
$          1,000   Puerto Rico Electric Power Authority, 5.125%, 7/1/29           $    1,022,390
             750   Puerto Rico Electric Power Authority, 5.25%, 7/1/31                   774,562
------------------------------------------------------------------------------------------------
                                                                                  $    1,796,952
------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 10.5%

$            350   Beaufort County, School District, 5.00%, 3/1/20                $      370,188
           1,500   Charleston County, School District, 5.00%, 2/1/25                   1,543,455
             695   Kershaw County, School District, 5.00%, 2/1/18                        741,419
             600   Orangeburg County, Consolidated School District No. 5,
                   5.625%, 3/1/19                                                        668,526
           1,000   Puerto Rico, Variable Rate, 7/1/29(1)(2)                            1,184,840
           1,085   Richland County, General Obligation, Sewer System,
                   (Broad River), 5.125%, 3/1/29                                       1,120,002
------------------------------------------------------------------------------------------------
                                                                                  $    5,628,430
------------------------------------------------------------------------------------------------

HOSPITAL -- 7.8%

$          1,000   Lexington County, (Health Services District, Inc.),
                   5.50%, 11/1/32                                                 $    1,020,480
           1,000   Medical University Hospital Authority, 6.50%, 8/15/32               1,050,890
             500   South Carolina Jobs Economic Development Authority,
                   (Bon Secours Health System, Inc.), 5.625%, 11/15/30                   506,210
           1,500   South Carolina Jobs Economic Development Authority,
                   (Palmetto Health), 6.375%, 8/1/34                                   1,578,915
------------------------------------------------------------------------------------------------
                                                                                  $    4,156,495
------------------------------------------------------------------------------------------------

HOUSING -- 3.8%

$          1,280   South Carolina Housing Finance Authority, MFMR,
                   (Runaway Bay Apartments), 6.20%, 12/1/20                       $    1,329,626
             695   South Carolina Housing Finance Authority, SFMR,
                   6.45%, 7/1/17                                                         709,706
------------------------------------------------------------------------------------------------
                                                                                  $    2,039,332
------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 9.2%

$          1,400   Darlington County, (Sonoco Products), (AMT),
                   6.00%, 4/1/26                                                  $    1,475,334
             135   Florence County, (Stone Container), 7.375%, 2/1/07                    136,327
             400   Puerto Rico Port Authority, (American Airlines), (AMT),
                   6.25%, 6/1/26                                                         247,684
           1,400   Richland County, Environmental Improvement,
                   (International Paper Co.), (AMT), 6.10%, 4/1/23                     1,484,322
           1,500   Spartanburg County, Solid Waste,
                   (Bavarian Motor Works Corp.), (AMT), 7.55%, 11/1/24                 1,574,850
------------------------------------------------------------------------------------------------
                                                                                  $    4,918,517
------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 7.9%

$          1,000   College of Charleston, Academic and Administrative Facilities,
                   (XLCA), 5.125%, 4/1/30                                         $    1,024,610
           1,250   College of Charleston, Academic and Administrative Facilities,
                   (XLCA), 5.375%, 4/1/25                                              1,335,837
             500   Puerto Rico Industrial, Tourist, Educational, Medical and
                   Environmental, Residual Certificates, (MBIA),
                   Variable Rate, 7/1/33(2)(3)                                           529,145
           1,345   University of South Carolina, (AMBAC), 4.75%, 5/1/27                1,347,287
------------------------------------------------------------------------------------------------
                                                                                  $    4,236,879
------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 8.4%

$          7,500   Piedmont Municipal Power Agency,
                   (AMBAC), 0.00%, 1/1/32                                         $    1,703,925
           1,000   Piedmont Municipal Power Agency, (MBIA),
                   4.00%, 1/1/23(4)                                                      919,770
             750   Puerto Rico Electric Power Authority, (FSA),
                   Variable Rate, 7/1/29(1)(2)                                           823,095
           1,000   South Carolina Public Service Authority,
                   (FSA), 5.125%, 1/1/21                                               1,066,630
------------------------------------------------------------------------------------------------
                                                                                  $    4,513,420
------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 0.8%

$            330   Puerto Rico, (FGIC), Prerefunded to 7/1/12,
                   Variable Rate, 7/1/32(2)(3)                                    $      448,562
------------------------------------------------------------------------------------------------
                                                                                  $      448,562
------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 4.0%

$          1,300   Berkeley County, (FSA), 2.00%, 9/1/25                          $      819,806
           1,000   Lancaster County, School District, (FSA), 4.75%, 3/1/18             1,038,790
             200   Puerto Rico, (MBIA), Variable Rate, 7/1/20(2)(3)                      302,078
------------------------------------------------------------------------------------------------
                                                                                  $    2,160,674
------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 3.9%

$          1,000   Florence County, (McLeod Regional Medical Center), (FSA),
                   5.25%, 11/1/34                                                 $    1,038,410
           1,000   South Carolina Jobs Economic Development Authority,
                   (Oconee Memorial Hospital), (Connie Lee), 6.15%, 3/1/25             1,039,110
------------------------------------------------------------------------------------------------
                                                                                  $    2,077,520
------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 1.0%

$            415   Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/24(2)(3)                                    $      532,345
------------------------------------------------------------------------------------------------
                                                                                  $      532,345
------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------
INSURED-MISCELLANEOUS -- 3.4%

$          1,660   Puerto Rico Municipal Finance Agency, (FSA),
                   Variable Rate, 8/1/27(2)(3)                                    $    1,829,469
------------------------------------------------------------------------------------------------
                                                                                  $    1,829,469
------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 2.5%

$          1,000   Myrtle Beach, (Hospitality Fee), (FGIC), 5.375%, 6/1/24        $    1,079,440
             260   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(2)(3)                                           277,150
------------------------------------------------------------------------------------------------
                                                                                  $    1,356,590
------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 3.1%

$            330   Puerto Rico Highway and Transportation Authority, (FSA),
                   Variable Rate, 7/1/32(2)(3)                                    $      355,413
           1,250   South Carolina Transportation Infrastructure, (AMBAC),
                   5.25%, 10/1/31                                                      1,298,213
------------------------------------------------------------------------------------------------
                                                                                  $    1,653,626
------------------------------------------------------------------------------------------------

INSURED-UTILITIES -- 10.2%

$          2,000   Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32         $    2,257,180
           1,000   Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27              1,127,220
           2,000   South Carolina Jobs Economic Development Authority,
                   (South Carolina Electric and Gas Co.), (AMBAC),
                   5.20%, 11/1/27                                                      2,084,940
------------------------------------------------------------------------------------------------
                                                                                  $    5,469,340
------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 11.0%

$            750   Beaufort-Jasper, Water and Sewer Authority, (FSA),
                   5.00%, 3/1/26                                                  $      766,703
           1,000   Dorchester County, Water and Sewer System, (MBIA),
                   5.00%, 10/1/28                                                      1,020,820
           1,000   Easley, (FSA), 5.00%, 12/1/27                                       1,021,480
           1,500   Grand Strand, Water and Sewer Authority, (FSA),
                   5.00%, 6/1/26                                                       1,534,215
             500   Spartanburg, Sanitary Sewer District, (MBIA),
                   5.00%, 3/1/26                                                         508,530
           1,000   Spartanburg, Sewer System, (MBIA), 5.25%, 3/1/30                    1,050,750
------------------------------------------------------------------------------------------------
                                                                                  $    5,902,498
------------------------------------------------------------------------------------------------

OTHER REVENUE -- 4.7%

$            550   Puerto Rico Infrastructure Financing Authority,
                   Variable Rate, 10/1/32(2)(3)                                   $      683,777
           2,000   Tobacco Settlement Management Authority,
                   6.375%, 5/15/28                                                     1,801,920
------------------------------------------------------------------------------------------------
                                                                                  $    2,485,697
------------------------------------------------------------------------------------------------

POOLED LOANS -- 1.9%

$          1,000   South Carolina Education Authority, Student Loan, (AMT),
                   6.30%, 9/1/08                                                  $    1,012,090
------------------------------------------------------------------------------------------------
                                                                                  $    1,012,090
------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS  -- 97.5%
     (IDENTIFIED COST $49,551,839)                                                $   52,218,436
------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.5%                                            $    1,348,322
------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $   53,566,758
------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2004, 57.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 20.4% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of the securities is $6,965,874 or 13.0% of the Portfolio's net assets.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

TENNESSEE MUNICIPALS PORTFOLIO as of August 31, 2004
PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments  -- 97.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                           VALUE
------------------------------------------------------------------------------------------------
EDUCATION -- 3.0%

$          1,500   Metropolitan Government of Nashville and Davidson County,
                   (Vanderbilt University), 5.00%, 10/1/28                        $    1,523,910
------------------------------------------------------------------------------------------------
                                                                                  $    1,523,910
------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 3.0%

$          1,000   Metropolitan Government of Nashville and Davidson County,
                   Electric Revenue, 5.125%, 5/15/26                              $    1,029,230
             500   Puerto Rico Electric Power Authority, 5.125%, 7/1/29                  511,195
------------------------------------------------------------------------------------------------
                                                                                  $    1,540,425
------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 1.6%

$            750   Metropolitan Government of Nashville and Davidson County,
                   (Charity Obligated Group), Prerefunded to 11/1/10,
                   5.125%, 11/1/27                                                $      829,395
------------------------------------------------------------------------------------------------
                                                                                  $      829,395
------------------------------------------------------------------------------------------------

HOSPITAL -- 6.4%

$            500   Knox County, HEFA, (East Tennessee Hospital),
                   5.75%, 7/1/33                                                  $      509,835
           1,000   Montgomery County, (Clarksville Regional Health System),
                   5.375%, 1/1/28                                                        962,630
             750   Sullivan County, Health Education and Facility Board,
                   (Wellmont Health System), 6.25%, 9/1/22                               771,188
           1,000   Sumner County, (Sumner Regional Health Systems),
                   7.50%, 11/1/14(1)                                                   1,024,900
------------------------------------------------------------------------------------------------
                                                                                  $    3,268,553
------------------------------------------------------------------------------------------------

HOUSING -- 2.1%

$            585   Tennessee Housing Development Agency, (AMT),
                   5.375%, 7/1/23                                                 $      604,603
             455   Tennessee Housing Development Agency, (AMT),
                   5.75%, 7/1/24                                                         458,476
------------------------------------------------------------------------------------------------
                                                                                  $    1,063,079
------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 4.5%

$            750   Chattanooga, (E.I. du Pont de Nemours), 6.35%, 7/1/22          $      770,070
             500   Hardeman County, (Correctional Facilities Corp.),
                   7.75%, 8/1/17                                                         524,350
             500   Humphreys County, (E.I. du Pont de Nemours), (AMT),
                   6.70%, 5/1/24                                                         511,705
             500   McMinn County, (Calhoun Newsprint - Bowater), (AMT),
                   7.40%, 12/1/22                                                        501,340
------------------------------------------------------------------------------------------------
                                                                                  $    2,307,465
------------------------------------------------------------------------------------------------

INSURED-COGENERATION -- 2.0%

$          1,000   Metropolitan Government of Nashville and Davidson County,
                   (AMBAC), 5.00%, 10/1/33                                        $    1,015,570
------------------------------------------------------------------------------------------------
                                                                                  $    1,015,570
------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 5.8%

$          1,000   Metropolitan Government of Nashville and Davidson County,
                   (Meharry Medical College), (AMBAC), 5.00%, 12/1/24             $    1,018,530
           1,230   Metropolitan Government of Nashville and Davidson County,
                   (Meharry Medical College), (AMBAC), 6.00%, 12/1/19                  1,473,515
             500   Tennessee State School Bond Authority, (FSA), 4.50%, 5/1/29           484,395
------------------------------------------------------------------------------------------------
                                                                                  $    2,976,440
------------------------------------------------------------------------------------------------

INSURED-ELECTRIC REVENUE -- 4.2%

$          1,000   Metropolitan Government of Nashville and Davidson County,
                   Electric Revenue, (AMBAC), 5.00%, 5/15/29                      $    1,022,700
           2,000   Metropolitan Government of Nashville and Davidson County,
                   Electric Revenue, (MBIA), 0.00%, 5/15/17                            1,137,660
------------------------------------------------------------------------------------------------
                                                                                  $    2,160,360
------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 11.9%

$          1,000   Lawrenceburg, Electric, (MBIA), 6.625%, 7/1/18                 $    1,268,160
           1,750   Madison County Suburban Utility District, (MBIA),
                   5.00%, 2/1/19                                                       1,853,285
             400   Memphis, Electric System, (MBIA),
                   Variable Rate, 12/1/17(2)(3)                                          525,800
           1,000   Pleasant View Utility District, (MBIA), 5.00%, 9/1/32               1,021,660
             500   Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26           525,295
             500   Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32           514,170
             250   Puerto Rico Electric Power Authority, (MBIA),
                   Variable Rate, 7/1/16(2)(3)                                           377,208
------------------------------------------------------------------------------------------------
                                                                                  $    6,085,578
------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 12.3%

$            250   Chattanooga, (Memorial Hospital), (MBIA), Escrowed
                   to Maturity, 6.625%, 9/1/09                                    $      295,673
           1,500   Johnson City, Health and Educational Facilities Board,
                   (Johnson City Medical Center), (MBIA), Prerefunded to 7/1/23,
                   5.125%, 7/1/25                                                      1,596,945
             750   Johnson, School District Sales Tax, (AMBAC),
                   Prerefunded to 5/1/06, 6.70%, 5/1/21                                  811,538
           1,750   Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32           1,959,580
           1,500   Shelby County, (Lebonheur Children's Hospital), (MBIA),
                   Escrowed to Maturity, 5.50%, 8/15/12                                1,676,805
------------------------------------------------------------------------------------------------
                                                                                  $    6,340,541
------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                           VALUE
------------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS -- 11.2%

$          1,425   Franklin, Special School District, (FSA), 0.00%, 6/1/19        $      734,174
           2,500   Franklin, Special School District, (FSA), 0.00%, 6/1/20             1,209,050
             500   Greene County, (FGIC), 5.00%, 6/1/26                                  510,730
             500   Lawrenceburg, Public Building Authority,
                   (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26                530,545
           1,000   Lawrenceburg, Public Building Authority,
                   (Electric System-Public Works), (FSA), 5.00%, 7/1/26                1,018,760
             500   Lincoln County, (FGIC), 5.25%, 4/1/21                                 566,415
             700   Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(3)                       902,804
             250   Putnam County, (FGIC), 5.25%, 4/1/20                                  283,323
------------------------------------------------------------------------------------------------
                                                                                  $    5,755,801
------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 4.1%

$            500   Bristol, (Bristol Memorial Hospital), (FGIC), 6.75%, 9/1/10    $      597,104
           1,500   Knox County, HEFA, (Covenant Health), (FSA),
                   5.00%, 1/1/26                                                       1,528,560
------------------------------------------------------------------------------------------------
                                                                                  $    2,125,664
------------------------------------------------------------------------------------------------

INSURED-HOUSING -- 2.0%

$          1,000   Knox County, SCA Realty, MFMR, (FSA), 7.125%, 1/1/30           $    1,027,960
------------------------------------------------------------------------------------------------
                                                                                  $    1,027,960
------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 2.0%

$            500   Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/26(3)(4)                                    $      605,050
             340   Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/24(2)(3)                                           436,138
------------------------------------------------------------------------------------------------
                                                                                  $    1,041,188
------------------------------------------------------------------------------------------------

INSURED-POOLED LOANS -- 2.0%

$          1,000   Puerto Rico Municipal Finance Agency, (FSA),
                   5.00%, 8/1/27                                                  $    1,034,030
------------------------------------------------------------------------------------------------
                                                                                  $    1,034,030
------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 2.6%

$          1,285   Memphis-Shelby County Sports Authority, Inc.,
                   (Memphis Arena), (AMBAC), 5.125%, 11/1/29                      $    1,325,914
------------------------------------------------------------------------------------------------
                                                                                  $    1,325,914
------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 6.2%

$          1,500   Memphis-Shelby County Airport Authority, (MBIA), (AMT),
                   6.00%, 3/1/24                                                  $    1,665,690
$          1,000   Memphis-Shelby County Airport Authority, (MBIA), (AMT),
                   6.50%, 2/15/09                                                 $    1,142,020
             300   Puerto Rico Highway and Transportation Authority, (MBIA),
                   Variable Rate, 7/1/26(2)(3)                                           376,173
------------------------------------------------------------------------------------------------
                                                                                  $    3,183,883
------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 10.3%

$          1,000   Clarksville, Water, Sewer and Gas, (FSA), 5.25%, 2/1/18        $    1,128,220
           1,000   Metropolitan Government of Nashville and Davidson County,
                   Water System, (FGIC), 5.20%, 1/1/13                                 1,126,920
           2,000   West Wilson Utility District, Waterworks, (MBIA),
                   5.00%, 6/1/34                                                       2,032,420
           1,000   White House Utility District, Water and Wastewater,
                   (Robertson and Sumner Counties), (FSA), 5.00%, 1/1/32               1,018,050
------------------------------------------------------------------------------------------------
                                                                                  $    5,305,610
------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 97.2%
     (IDENTIFIED COST $46,178,573)                                                $   49,911,366
------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 2.8%                                            $    1,419,649
------------------------------------------------------------------------------------------------

Net Assets -- 100.0%                                                              $   51,331,015
------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2004, 78.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 10.1% to 31.0% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security has been issued as a leveraged inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of the securities is $3,223,173 or 6.3% of the Portfolio's net assets.

(4)  Security has been issued as an inverse floater bond.

                        See notes to financial statements

VIRGINIA MUNICIPALS PORTFOLIO as of August 31, 2004
PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 99.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                           VALUE
------------------------------------------------------------------------------------------------
EDUCATION -- 2.1%

$          2,250   University of Virginia, 5.00%, 6/1/33                          $    2,301,862
------------------------------------------------------------------------------------------------
                                                                                  $    2,301,862
------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.0%

$          1,000   Puerto Rico Electric Power Authority, Variable
                   Rate, 7/1/29(1)(2)                                             $    1,044,770
------------------------------------------------------------------------------------------------
                                                                                  $    1,044,770
------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 1.2%

$          1,165   Arlington County, Prerefunded to 6/1/09,
                   5.25%, 6/1/18(3)                                               $    1,280,999
------------------------------------------------------------------------------------------------
                                                                                  $    1,280,999
------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 3.4%

$          1,390   Peninsula Airport Commission, (City Guaranteed), (AMT),
                   5.50%, 7/15/21                                                 $    1,494,361
           2,000   Virginia Public School Authority, 5.00%, 8/1/21                     2,110,740
------------------------------------------------------------------------------------------------
                                                                                  $    3,605,101
------------------------------------------------------------------------------------------------

HOSPITAL -- 10.5%

$          2,250   Albemarle County IDA, (Martha Jefferson Hospital),
                   5.25%, 10/1/35                                                 $    2,269,215
           1,500   Fairfax County IDA, (Inova Health System), 5.00%, 8/15/14           1,660,350
           2,000   Fairfax County IDA, (Inova Health System), 5.00%, 8/15/15           2,199,280
           1,000   Henrico County EDA, (Bon Secours Health System, Inc.),
                   5.60%, 11/15/30                                                     1,028,780
           1,000   Loudoun County IDA, (Loudon Hospital Center),
                   6.00%, 6/1/22                                                       1,057,090
           1,000   Loudoun County IDA, (Loudon Hospital Center),
                   6.10%, 6/1/32                                                       1,044,160
           2,000   Prince William County IDA, (Potomac Hospital Corp.),
                   5.35%, 10/1/36                                                      2,038,100
------------------------------------------------------------------------------------------------
                                                                                  $   11,296,975
------------------------------------------------------------------------------------------------

HOUSING -- 3.0%

$          1,000   Alexandria Redevelopment and Housing Authority, MFMR,
                   (Buckingham Village Apartments), (AMT), 5.45%, 7/1/18          $    1,006,910
           2,160   Multifamily Housing Bond Pass Through Certificates of
                   Beneficial Owners, (Prince William County), (AMT),
                   6.00%, 11/1/33                                                      2,242,253
------------------------------------------------------------------------------------------------
                                                                                  $    3,249,163
------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 5.2%

$          1,250   James City County IDA, (Anheuser Busch), (AMT),
                   6.00%, 4/1/32                                                  $    1,295,400
           2,275   Norfolk Airport Authority, (AMT), 6.25%, 1/1/30                     2,284,282
           1,000   Peninsula Ports Authority Revenue (CSX Transportation),
                   6.00%, 12/15/12                                                     1,049,860
             975   West Point, (Chesapeake Corp.), (AMT), 6.375%, 3/1/19                 967,366
------------------------------------------------------------------------------------------------
                                                                                  $    5,596,908
------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 9.7%

$          3,000   Virginia College Building Authority, (Regent University),
                   (MBIA), 5.125%, 10/1/31                                        $    3,079,410
           6,655   Virginia College Building Authority, (Washington and
                   Lee University), (MBIA), 5.25%, 1/1/31                              7,327,222
------------------------------------------------------------------------------------------------
                                                                                  $   10,406,632
------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 3.3%

$            165   Puerto Rico Electric Power Authority, (FSA),
                   Variable Rate, 7/1/29(2)(4)                                    $      189,121
             700   Puerto Rico Electric Power Authority, (MBIA),
                   Variable Rate, 7/1/16(2)(4)                                         1,056,181
           1,000   Puerto Rico Electric Power Authority, (XLCA),
                   5.375%, 7/1/18                                                      1,152,430
           1,000   Puerto Rico Electric Power Authority, RITES, (FSA),
                   Variable Rate, 7/1/29(2)(4)                                         1,146,190
------------------------------------------------------------------------------------------------
                                                                                  $    3,543,922
------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 1.8%

$          1,000   Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(4)                $    1,289,720
             400   Puerto Rico, (MBIA), Variable Rate, 7/1/20(2)(4)                      604,156
------------------------------------------------------------------------------------------------
                                                                                  $    1,893,876
------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 10.6%

$          2,000   Danville IDA, (Danville Regional Medical Center), (AMBAC),
                   5.25%, 10/1/28                                                 $    2,189,860
           1,500   Henrico County, (Bon Secour Health Systems), (MBIA),
                   6.25%, 8/15/20                                                      1,847,970
           5,000   Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC),
                   5.125%, 2/15/18                                                     5,539,550
           1,600   Winchester IDA, (Winchester Medical Center), (AMBAC),
                   Variable Rate, 1/21/14(1)                                           1,775,152
------------------------------------------------------------------------------------------------
                                                                                  $   11,352,532
------------------------------------------------------------------------------------------------

INSURED-HOUSING -- 1.9%

$          2,000   Virginia HDA, (MBIA), 5.375%, 7/1/36                           $    2,023,780
------------------------------------------------------------------------------------------------
                                                                                  $    2,023,780
------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                           VALUE
------------------------------------------------------------------------------------------------
INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 1.6%

$            900   Powhatan County, EDA Lease Revenue (AMBAC),
                   5.25%, 7/15/33                                                 $      944,208
             600   Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/24(2)(4)                                           769,656
------------------------------------------------------------------------------------------------
                                                                                  $    1,713,864
------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 16.6%

$          5,000   Chesapeake Bay Bridge and Tunnel Commission District,
                   (General Resolution), (MBIA), 5.50%, 7/1/25                    $    5,696,800
           1,000   Metro Washington, DC, Authority Airport System, (FGIC),
                   (AMT), 5.00%, 10/1/33                                               1,001,040
           1,000   Metro Washington, DC, Authority Airport System, (FGIC),
                   (AMT), 5.25%, 10/1/32                                               1,019,280
           3,255   Metro Washington, DC, Authority Airport System, (MBIA),
                   (AMT), 5.50%, 10/1/27                                               3,399,587
           1,000   Norfolk Airport Authority, (FGIC), 5.125%, 7/1/31                   1,023,880
             250   Puerto Rico Highway and Transportation Authority, (MBIA),
                   Variable Rate, 7/1/36(2)(4)                                           274,742
           3,900   Richmond, Metropolitan Authority Expressway, (FGIC),
                   5.25%, 7/15/22                                                      4,387,305
           3,000   Virginia Commonwealth Transportation Board, (MBIA),
                   0.00%, 4/1/26                                                         980,910
------------------------------------------------------------------------------------------------
                                                                                  $   17,783,544
------------------------------------------------------------------------------------------------

INSURED-UTILITIES -- 4.9%

$          2,000   Richmond, Public Utilities, (FSA), 5.00%, 1/15/27              $    2,049,820
           3,200   Richmond, Public Utility, (FSA), 5.00%, 1/15/33                     3,252,064
------------------------------------------------------------------------------------------------
                                                                                  $    5,301,884
------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 8.0%

$          1,000   Henry County, Public Service Authority, Water and Sewer,
                   (FSA), 5.50%, 11/15/19                                         $    1,162,740
           1,500   Norfolk Water Authority, (MBIA), 5.90%, 11/1/25                     1,588,035
           1,995   Spotsylvania County, Water and Sewer, (FSA),
                   4.75%, 6/1/32                                                       1,984,806
           1,000   Upper Occoquan Sewage Authority, (MBIA), 5.15%, 7/1/20              1,121,970
           2,500   Virginia Resource Authority, (MBIA), 5.50%, 5/1/26                  2,698,200
------------------------------------------------------------------------------------------------
                                                                                  $    8,555,751
------------------------------------------------------------------------------------------------

OTHER REVENUE -- 2.7%

$          1,250   Prince William County IDA, (Catholic Diocese Arlington),
                   5.50%, 10/1/33                                                 $    1,250,412
           1,300   Puerto Rico Infrastructure Financing Authority,
                   Variable Rate, 10/1/34(2)(4)                                        1,616,199
------------------------------------------------------------------------------------------------
                                                                                  $    2,866,611
------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 0.9%

$            900   Heritage Hunt Community Development Authority,
                   6.85%, 3/1/19                                                  $      941,913
------------------------------------------------------------------------------------------------
                                                                                  $      941,913
------------------------------------------------------------------------------------------------

TRANSPORTATION -- 3.5%

$          3,500   Virginia Transportation Board, U.S. Route 58 Corridor,
                   5.125%, 5/15/19                                                $    3,743,670
------------------------------------------------------------------------------------------------
                                                                                  $    3,743,670
------------------------------------------------------------------------------------------------

WATER AND SEWER -- 7.2%

$          4,250   Fairfax County Water Authority, 5.00%, 4/1/21                  $    4,704,113
           1,000   Fairfax County Water Authority, 5.00%, 4/1/32                       1,021,470
           1,750   Virginia Resource Authority, Clean Water, (Revolving Fund),
                   5.625%, 10/1/22                                                     1,961,383
------------------------------------------------------------------------------------------------
                                                                                  $    7,686,966
------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 99.1%
     (IDENTIFIED COST $97,252,907)                                                $  106,190,723
------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.9%                                            $      978,768
------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $  107,169,491
------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2004, 58.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 29.9% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of the securities is $7,990,735 or 7.5% of the Portfolio's net assets.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as a leveraged inverse floater bond.

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS as of August 31, 2004
FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2004

                                                ALABAMA PORTFOLIO ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO KENTUCKY PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                               $    55,808,214    $    40,841,005    $    49,287,477    $    57,200,522
   Unrealized appreciation                             3,258,007          2,233,413          4,030,134          5,604,884
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                            $    59,066,221    $    43,074,418    $    53,317,611    $    62,805,406
-------------------------------------------------------------------------------------------------------------------------
Cash                                             $       613,765    $        37,144    $       311,408    $       305,335
Receivable for investments sold                               --                 --                 --             85,000
Interest receivable                                      717,478            599,300            724,120            760,417
-------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                     $    60,397,464    $    43,710,862    $    54,353,139    $    63,956,158
-------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on open
  financial futures contracts                    $        88,406    $        89,817    $        76,255    $        92,719
Payable for open swap contracts                               --             55,822                 --                 --
Accrued expenses                                          11,896             11,097             12,186             12,922
-------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                $       100,302    $       156,736    $        88,441    $       105,641
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
  INTEREST IN PORTFOLIO                          $    60,297,162    $    43,554,126    $    54,264,698    $    63,850,517
-------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions
  and withdrawals                                $    57,179,646    $    41,418,777    $    50,312,936    $    58,392,291
Net unrealized appreciation (computed on
  the basis of identified cost)                        3,117,516          2,135,349          3,951,762          5,458,226
-------------------------------------------------------------------------------------------------------------------------
TOTAL                                            $    60,297,162    $    43,554,126    $    54,264,698    $    63,850,517
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                                                           NORTH CAROLINA
                                               LOUISIANA PORTFOLIO MARYLAND PORTFOLIO MISSOURI PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                               $    25,373,561    $    70,268,945    $    51,607,707    $    74,514,548
   Unrealized appreciation                             1,637,308            325,440          4,864,659          5,363,348
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                            $    27,010,869    $    70,594,385    $    56,472,366    $    79,877,896
-------------------------------------------------------------------------------------------------------------------------
Cash                                             $         6,553    $        92,291    $       482,869    $       154,763
Receivable for investments sold                           14,552            255,000             40,000            120,000
Interest receivable                                      358,620            874,167            631,361            899,899
-------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                     $    27,390,594    $    71,815,843    $    57,626,596    $    81,052,558
-------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on
  open financial futures contracts               $        28,750    $       127,937    $        69,062    $       171,196
Payable for open swap contracts                               --                 --                 --            167,467
Payable for when-issued securities                            --                 --                 --            518,965
Accrued expenses                                          11,373             13,115             11,907             12,430
-------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                $        40,123    $       141,052    $        80,969    $       870,058
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
  INTEREST IN PORTFOLIO                          $    27,350,471    $    71,674,791    $    57,545,627    $    80,182,500
-------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions
  and withdrawals                                $    25,752,708    $    71,549,022    $    52,751,548    $    75,060,551
Net unrealized appreciation (computed on
  the basis of identified cost)                        1,597,763            125,769          4,794,079          5,121,949
-------------------------------------------------------------------------------------------------------------------------
TOTAL                                            $    27,350,471    $    71,674,791    $    57,545,627    $    80,182,500
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                    SOUTH CAROLINA        TENNESSEE
                                                 OREGON PORTFOLIO      PORTFOLIO          PORTFOLIO     VIRGINIA PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                               $    76,268,687    $    49,551,839    $    46,178,573    $    97,252,907
   Unrealized appreciation                             3,300,327          2,666,597          3,732,793          8,937,816
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                            $    79,569,014    $    52,218,436    $    49,911,366    $   106,190,723
-------------------------------------------------------------------------------------------------------------------------
Cash                                             $            --    $       209,804    $       909,559    $        29,550
Receivable for investments sold                          790,272            383,876                 --            178,800
Interest receivable                                    1,036,677            853,406            589,207          1,403,442
-------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                     $    81,395,963    $    53,665,522    $    51,410,132    $   107,802,515
-------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on open
  financial futures contracts                    $       186,075    $        86,250    $        67,625    $       118,594
Demand note payable                                      600,000                 --                 --            500,000
Payable for open swap contracts                           27,911                 --                 --                 --
Due to bank                                               53,078                 --                 --                 --
Accrued expenses                                          12,121             12,514             11,492             14,430
-------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                $       879,185    $        98,764    $        79,117    $       633,024
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
  INTEREST IN PORTFOLIO                          $    80,516,778    $    53,566,758    $    51,331,015    $   107,169,491
-------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions
  and withdrawals                                $    77,290,169    $    50,993,484    $    47,666,731    $    98,394,799
Net unrealized appreciation (computed on
  the basis of identified cost)                        3,226,609          2,573,274          3,664,284          8,774,692
-------------------------------------------------------------------------------------------------------------------------
TOTAL                                            $    80,516,778    $    53,566,758    $    51,331,015    $   107,169,491
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2004

                                                ALABAMA PORTFOLIO ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                         $     3,429,801    $     2,460,261    $     3,186,338    $     3,677,208
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                          $     3,429,801    $     2,460,261    $     3,186,338    $     3,677,208
-------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                           $       201,589    $       112,673    $       165,936    $       216,845
Trustees' fees and expenses                                6,158              1,530              6,158              6,158
Legal and accounting services                             31,275             28,037             28,163             27,822
Custodian fee                                             41,367             30,143             35,949             42,405
Miscellaneous                                              7,442              7,592              7,181              6,897
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                   $       287,831    $       179,975    $       243,387    $       300,127
-------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                    $         2,408    $         2,205    $         2,464    $         3,325
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                         $         2,408    $         2,205    $         2,464    $         3,325
-------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                     $       285,423    $       177,770    $       240,923    $       296,802
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                            $     3,144,378    $     2,282,491    $     2,945,415    $     3,380,406
-------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified
     cost basis)                                 $     1,376,904    $       154,279    $        15,698    $       134,409
   Financial futures contracts                          (977,035)          (708,179)          (987,635)          (991,084)
   Interest rate swap contracts                               --           (274,450)                --                 --
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                         $       399,869    $      (828,350)   $      (971,937)   $      (856,675)
-------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
  (depreciation) --
   Investments (identified cost basis)           $       218,842    $     1,499,428    $     2,259,351    $     1,487,950
   Financial futures contracts                           (88,645)           (42,242)           (88,258)           (93,947)
   Interest rate swap contracts                               --             15,108                 --                 --
-------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                                 $       130,197    $     1,472,294    $     2,171,093    $     1,394,003
-------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                 $       530,066    $       643,944    $     1,199,156    $       537,328
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS       $     3,674,444    $     2,926,435    $     4,144,571    $     3,917,734
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                                                           NORTH CAROLINA
                                               LOUISIANA PORTFOLIO MARYLAND PORTFOLIO MISSOURI PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                         $     1,604,056    $     4,195,033    $     3,294,962    $     4,628,795
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                          $     1,604,056    $     4,195,033    $     3,294,962    $     4,628,795
-------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                           $        56,476    $       257,347    $       174,558    $       300,509
Trustees' fees and expenses                                1,530              6,158              6,158              6,158
Legal and accounting services                             25,797             28,766             31,094             28,766
Custodian fee                                             22,333             46,721             36,687             51,121
Miscellaneous                                              5,543              8,466              7,185             10,056
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                   $       111,679    $       347,458    $       255,682    $       396,610
-------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                    $         2,191    $         2,871    $         3,806    $         2,307
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                         $         2,191    $         2,871    $         3,806    $         2,307
-------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                     $       109,488    $       344,587    $       251,876    $       394,303
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                            $     1,494,568    $     3,850,446    $     3,043,086    $     4,234,492
-------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified
     cost basis)                                 $       271,892    $       666,368    $       214,696    $     1,966,569
   Financial futures contracts                          (500,732)        (1,474,209)          (887,068)        (1,634,730)
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                         $      (228,840)   $      (807,841)   $      (672,372)   $       331,839
-------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
  (depreciation) --
   Investments (identified cost basis)           $       909,724    $     1,148,201    $     1,997,752    $       586,827
   Financial futures contracts                           (50,053)          (120,172)           (88,808)          (102,591)
   Interest rate swap contracts                               --                 --                 --           (167,467)
-------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                                 $       859,671    $     1,028,029    $     1,908,944    $       316,769
-------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                 $       630,831    $       220,188    $     1,236,572    $       648,608
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS       $     2,125,399    $     4,070,634    $     4,279,658    $     4,883,100
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                    SOUTH CAROLINA
                                                 OREGON PORTFOLIO     PORTFOLIO      TENNESSEE PORTFOLIO VIRGINIA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                         $     4,953,259    $     3,181,695    $     2,662,324    $     6,204,941
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                          $     4,953,259    $     3,181,695    $     2,662,324    $     6,204,941
-------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                           $       300,312    $       159,381    $       134,765    $       428,953
Trustees' fees and expenses                                6,159              6,158              1,530              7,994
Legal and accounting services                             30,147             26,573             26,112             31,065
Custodian fee                                             49,395             34,724             32,090             64,406
Miscellaneous                                              9,171              8,576              6,862             11,630
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                   $       395,184    $       235,412    $       201,359    $       544,048
-------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                    $         4,615    $         4,017    $         4,507    $         4,358
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                         $         4,615    $         4,017    $         4,507    $         4,358
-------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                     $       390,569    $       231,395    $       196,852    $       539,690
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                            $     4,562,690    $     2,950,300    $     2,465,472    $     5,665,251
-------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified
     cost basis)                                 $       605,840    $       390,190    $        99,747    $       294,262
   Financial futures contracts                        (1,518,037)          (732,669)          (853,846)        (2,009,582)
   Interest rate swap contracts                         (748,500)                --                 --                 --
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                $    (1,660,697)   $      (342,479)   $      (754,099)   $    (1,715,320)
-------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
  (depreciation) --
   Investments (identified cost basis)           $     2,058,936    $     1,845,199    $     1,540,246    $     4,209,576
   Financial futures contracts                           (45,807)           (87,150)           (83,319)          (203,247)
   Interest rate swap contracts                          165,535                 --                 --                 --
-------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                                 $     2,178,664    $     1,758,049    $     1,456,927    $     4,006,329
-------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                 $       517,967    $     1,415,570    $       702,828    $     2,291,009
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS       $     5,080,657    $     4,365,870    $     3,168,300    $     7,956,260
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2004

                                                ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                         $     3,144,378    $     2,282,491    $     2,945,415    $     3,380,406
   Net realized gain (loss) from investments,
     financial futures contracts and interest
     rate swap contracts transactions                    399,869           (828,350)          (971,937)          (856,675)
   Net change in unrealized appreciation
     (depreciation) from investments,
     financial futures contracts and interest
     rate swap contracts                                 130,197          1,472,294          2,171,093          1,394,003
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS       $     3,674,444    $     2,926,435    $     4,144,571    $     3,917,734
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                 $     4,455,097    $     3,374,987    $     4,819,980    $     6,779,936
   Withdrawals                                       (12,548,719)        (6,445,964)        (8,814,638)       (14,422,445)
-------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                                   $    (8,093,622)   $    (3,070,977)   $    (3,994,658)   $    (7,642,509)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS            $    (4,419,178)   $      (144,542)   $       149,913    $    (3,724,775)
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                             $    64,716,340    $    43,698,668    $    54,114,785    $    67,575,292
-------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                   $    60,297,162    $    43,554,126    $    54,264,698    $    63,850,517
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                                                          NORTH CAROLINA
                                                LOUISIANA PORTFOLIO MARYLAND PORTFOLIO MISSOURI PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                         $     1,494,568    $     3,850,446    $     3,043,086    $     4,234,492
   Net realized gain (loss) from investments
     and financial futures contracts
     transactions                                       (228,840)          (807,841)          (672,372)           331,839
   Net change in unrealized appreciation
     (depreciation) from investments,
     financial futures contracts and interest
     rate swap contracts                                 859,671          1,028,029          1,908,944            316,769
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS       $     2,125,399    $     4,070,634    $     4,279,658    $     4,883,100
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                 $     2,117,790    $     5,514,247    $     6,164,365    $     6,843,532
   Withdrawals                                        (5,394,458)       (16,588,470)       (10,215,971)       (21,088,551)
-------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                                   $    (3,276,668)   $   (11,074,223)   $    (4,051,606)   $   (14,245,019)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS            $    (1,151,269)   $    (7,003,589)   $       228,052    $    (9,361,919)
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                             $    28,501,740    $    78,678,380    $    57,317,575    $    89,544,419
-------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                   $    27,350,471    $    71,674,791    $    57,545,627    $    80,182,500
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                    SOUTH CAROLINA        TENNESSEE         VIRGINIA
                                                OREGON PORTFOLIO     PORTFOLIO           PORTFOLIO         PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                         $     4,562,690    $     2,950,300    $     2,465,472    $     5,665,251
   Net realized loss from investments,
     financial futures contracts and interest
     rate swap contracts transactions                 (1,660,697)          (342,479)          (754,099)        (1,715,320)
   Net change in unrealized appreciation
     (depreciation) from investments,
     financial futures contracts and interest
     rate swap contracts                               2,178,664          1,758,049          1,456,927          4,006,329
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS       $     5,080,657    $     4,365,870    $     3,168,300    $     7,956,260
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                 $     7,456,953    $     8,031,589    $     9,626,281    $    10,200,148
   Withdrawals                                       (14,736,542)       (10,044,447)        (9,924,146)       (24,464,529)
-------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                                   $    (7,279,589)   $    (2,012,858)   $      (297,865)   $   (14,264,381)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS            $    (2,198,932)   $     2,353,012    $     2,870,435    $    (6,308,121)
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                             $    82,715,710    $    51,213,746    $    48,460,580    $   113,477,612
-------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                   $    80,516,778    $    53,566,758    $    51,331,015    $   107,169,491
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FOR THE YEAR ENDED AUGUST 31, 2003

                                                ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                         $     3,313,142    $     2,300,813    $     3,017,352    $     3,496,419
   Net realized gain (loss) from investments
     and financial futures contracts
     transactions                                        134,430            527,436           (333,635)        (2,678,901)
   Net change in unrealized appreciation
     (depreciation) from investments,
     financial futures contracts and
     interest rate swap contracts                     (1,468,945)        (1,636,116)          (612,968)         1,374,471
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS       $     1,978,627    $     1,192,133    $     2,070,749    $     2,191,989
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                 $     7,826,188    $     4,263,125    $     6,128,727    $     6,168,539
   Withdrawals                                        (9,563,241)        (5,016,611)       (10,414,983)       (10,294,305)
-------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                                   $    (1,737,053)   $      (753,486)   $    (4,286,256)   $    (4,125,766)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS            $       241,574    $       438,647    $    (2,215,507)   $    (1,933,777)
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                             $    64,474,766    $    43,260,021    $    56,330,292    $    69,509,069
-------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                   $    64,716,340    $    43,698,668    $    54,114,785    $    67,575,292
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                                                           NORTH CAROLINA
                                                LOUISIANA PORTFOLIO MARYLAND PORTFOLIO MISSOURI PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                         $     1,570,788    $     4,158,293    $     3,185,742    $     4,690,094
   Net realized gain (loss) from investments
     and financial futures contracts
     transactions                                        234,944            437,591            375,821           (833,851)
   Net change in unrealized appreciation
     (depreciation) from investments and
     financial futures contracts                        (896,513)        (2,115,611)        (1,480,015)        (1,726,154)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS       $       909,219    $     2,480,273    $     2,081,548    $     2,130,089
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                 $     2,630,038    $     8,575,652    $     5,893,727    $     7,117,679
   Withdrawals                                        (4,426,484)       (17,793,080)        (9,406,029)       (15,522,233)
-------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                                   $    (1,796,446)   $    (9,217,428)   $    (3,512,302)   $    (8,404,554)
-------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                       $      (887,227)   $    (6,737,155)   $    (1,430,754)   $    (6,274,465)
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                             $    29,388,967    $    85,415,535    $    58,748,329    $    95,818,884
-------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                   $    28,501,740    $    78,678,380    $    57,317,575    $    89,544,419
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                    SOUTH CAROLINA
                                                OREGON PORTFOLIO       PORTFOLIO    TENNESSEE PORTFOLIO VIRGINIA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                         $     4,649,972    $     2,630,849    $     2,480,931    $     6,057,000
   Net realized gain (loss) from investments
     and financial futures contracts
     transactions                                         53,387            444,288            132,379           (166,417)
   Net change in unrealized appreciation
     (depreciation) from investments,
     financial futures contracts and interest
     rate swap contracts                              (2,528,160)        (1,603,577)          (763,780)        (2,469,255)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS       $     2,175,199    $     1,471,560    $     1,849,530    $     3,421,328
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                 $     9,291,990    $    10,958,295    $     8,308,589    $     7,960,993
   Withdrawals                                       (12,365,559)        (7,921,651)        (9,554,586)       (17,554,176)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CAPITAL TRANSACTIONS                           $    (3,073,569)   $     3,036,644    $    (1,245,997)   $    (9,593,183)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS            $      (898,370)   $     4,508,204    $       603,533    $    (6,171,855)
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                             $    83,614,080    $    46,705,542    $    47,857,047    $   119,649,467
-------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                   $    82,715,710    $    51,213,746    $    48,460,580    $   113,477,612
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS as of August 31, 2004
FINANCIAL STATEMENTS
SUPPLEMENTARY DATA

                                                                                   ALABAMA PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.45%         0.46%         0.45%         0.46%         0.49%
   Expenses after custodian fee reduction                        0.45%         0.44%         0.44%         0.44%         0.48%
   Net investment income                                         4.93%         5.08%         5.21%         5.31%         5.57%
Portfolio Turnover                                                 23%           10%           25%           14%            8%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  5.91%         3.09%         4.86%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   60,297    $   64,716    $   64,475    $   64,271    $   66,653
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.20% to 5.21%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   ARKANSAS PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.40%         0.41%         0.40%         0.39%         0.46%
   Expenses after custodian fee reduction                        0.40%         0.39%         0.39%         0.37%         0.45%
   Net investment income                                         5.17%         5.22%         5.38%         5.48%         5.65%
Portfolio Turnover                                                 15%           25%           23%            9%           14%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  6.83%         2.81%         5.83%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   43,554    $   43,699    $   43,260    $   42,662    $   42,233
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.37% to 5.38%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   GEORGIA PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.44%         0.46%         0.46%         0.45%         0.49%
   Expenses after custodian fee reduction                        0.44%         0.44%         0.45%         0.42%         0.47%
   Net investment income                                         5.35%         5.38%         5.55%         5.47%         5.69%
Portfolio Turnover                                                  3%           16%           18%            8%           13%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  7.85%         3.82%         4.82%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   54,265    $   54,115    $   56,330    $   63,673    $   63,067
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.54% to 5.55%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   KENTUCKY PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.45%         0.46%         0.45%         0.48%         0.52%
   Expenses after custodian fee reduction                        0.44%         0.44%         0.44%         0.44%         0.50%
   Net investment income                                         5.07%         5.05%         5.25%         5.17%         5.75%
Portfolio Turnover                                                  3%           10%            5%           15%           11%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  6.11%         3.22%         4.39%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   63,851    $   67,575    $   69,509    $   79,821    $   81,708
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.23% to 5.25%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   LOUISIANA PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.40%         0.40%         0.40%         0.43%         0.39%
   Expenses after custodian fee reduction                        0.39%         0.38%         0.38%         0.40%         0.35%
   Net investment income                                         5.32%         5.33%         5.43%         5.28%         5.63%
Portfolio Turnover                                                  9%           21%           25%           14%           14%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  7.92%         3.16%         5.02%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   27,350    $   28,502    $   29,389    $   29,155    $   28,441
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.28% to 5.43%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   MARYLAND PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.46%         0.47%         0.48%         0.47%         0.51%
   Expenses after custodian fee reduction                        0.46%         0.45%         0.46%         0.42%         0.49%
   Net investment income                                         5.13%         4.96%         5.12%         5.30%         5.18%
Portfolio Turnover                                                 12%           28%           25%           18%            9%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  5.47%         2.90%         5.17%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   71,675    $   78,678    $   85,416    $   82,797    $   81,676
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   MISSOURI PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.45%         0.45%         0.44%         0.45%         0.49%
   Expenses after custodian fee reduction                        0.44%         0.43%         0.43%         0.43%         0.48%
   Net investment income                                         5.34%         5.39%         5.60%         5.65%         5.80%
Portfolio Turnover                                                 10%           20%            8%            8%            8%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  7.91%         3.65%         5.24%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   57,546    $   57,318    $   58,748    $   57,548    $   58,927
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.59% to 5.60%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                NORTH CAROLINA PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.47%         0.48%         0.48%         0.49%         0.52%
   Expenses after custodian fee reduction                        0.46%         0.46%         0.48%         0.46%         0.49%
   Net investment income                                         4.98%         4.99%         5.28%         5.34%         5.66%
Portfolio Turnover                                                 19%           21%           21%           28%           17%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  5.83%         2.29%         4.43%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   80,183    $   89,544    $   95,819    $  101,025    $  110,493
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.27% to 5.28%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                    OREGON PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.48%         0.49%         0.46%         0.48%         0.51%
   Expenses after custodian fee reduction                        0.47%         0.47%         0.45%         0.47%         0.50%
   Net investment income                                         5.51%         5.50%         5.46%         5.45%         5.63%
Portfolio Turnover                                                  6%           16%           21%           13%           25%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  6.40%         2.58%         5.28%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   80,517    $   82,716    $   83,614    $   83,951    $   83,712
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.43% to 5.46%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                              SOUTH CAROLINA PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.44%         0.43%         0.40%         0.39%         0.44%
   Expenses after custodian fee reduction                        0.43%         0.41%         0.38%         0.34%         0.42%
   Net investment income                                         5.53%         5.36%         5.49%         5.56%         5.77%
Portfolio Turnover                                                 59%           37%           15%           21%           12%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  8.72%         3.15%         5.07%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   53,567    $   51,214    $   46,706    $   39,821    $   35,070
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.46% to 5.49%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                  TENNESSEE PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.41%         0.42%         0.40%         0.41%         0.44%
   Expenses after custodian fee reduction                        0.40%         0.39%         0.38%         0.37%         0.42%
   Net investment income                                         5.01%         5.05%         5.27%         5.39%         5.61%
Portfolio Turnover                                                 20%           17%           19%           11%            9%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  6.54%         3.90%         5.38%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   51,331    $   48,461    $   47,857    $   47,369    $   45,015
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   VIRGINIA PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.48%         0.50%         0.49%         0.49%         0.54%
   Expenses after custodian fee reduction                        0.48%         0.49%         0.49%         0.47%         0.53%
   Net investment income                                         5.04%         5.13%         5.31%         5.28%         5.61%
Portfolio Turnover                                                 14%           20%           33%           39%           23%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  7.30%         2.89%         4.25%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $  107,169    $  113,478    $  119,649    $  122,103    $  115,776
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.30% to 5.31%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS as of August 31, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES
   Alabama Municipals Portfolio (Alabama Portfolio), Arkansas Municipals Portfolio (Arkansas Portfolio), Georgia Municipals Portfolio (Georgia Portfolio), Kentucky Municipals Portfolio (Kentucky Portfolio), Louisiana Municipals Portfolio (Louisiana Portfolio), Maryland Municipals Portfolio (Maryland Portfolio), Missouri Municipals Portfolio (Missouri Portfolio), North Carolina Municipals Portfolio (North Carolina Portfolio), Oregon Municipals Portfolio (Oregon Portfolio), South Carolina Municipals Portfolio (South Carolina Portfolio), Tennessee Municipals Portfolio (Tennessee Portfolio) and Virginia Municipals Portfolio (Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified open-end management investment companies. The Portfolios, which were organized as trusts under the laws of the State of New York on May 1, 1992, seek to achieve current income exempt from regular federal income tax and from particular state or local income or other taxes. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At August 31, 2004, Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund and Eaton Vance Virginia Municipals Fund each held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   C FEDERAL TAXES -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

   F LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

   G WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

   H INTEREST RATE SWAPS -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolios make semi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

   I OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   J EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

   K USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   L INDEMNIFICATIONS -- Under each Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Portfolio. Interestholders in each Portfolio are jointly and severally liable for the liabilities and obligations of each Portfolio in the event that each Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in each Portfolio, each Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in each Portfolio. Additionally, in the normal course of business, each Portfolio enters into agreements with service providers that may contain indemnification clauses. Each Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Portfolio that have not yet occurred.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended August 31, 2004, the Portfolios paid advisory fees as follows:

   PORTFOLIO                                             AMOUNT      EFFECTIVE RATE*
   ---------------------------------------------------------------------------------
   Alabama                                               $  201,589            0.32%
   Arkansas                                                 112,673            0.26%
   Georgia                                                  165,936            0.30%
   Kentucky                                                 216,845            0.33%
   Louisiana                                                 56,476            0.20%
   Maryland                                                 257,347            0.34%
   Missouri                                                 174,558            0.31%
   North Carolina                                           300,509            0.35%
   Oregon                                                   300,312            0.36%
   South Carolina                                           159,381            0.30%
   Tennessee                                                134,765            0.27%
   Virginia                                                 428,953            0.38%

   * As a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

   During the year ended August 31, 2004, certain Portfolios engaged in purchase and sale transactions with other Portfolios that also utilize BMR as an investment adviser. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to:

   PORTFOLIO                                             PURCHASES       SALES
   ------------------------------------------------------------------------------
   Arkansas                                              $  507,980   $ 1,327,058
   Georgia                                                  306,603            --
   Oregon                                                        --       753,753
   North Carolina                                           753,753            --
   Tennessee                                                     --       109,163

3  INVESTMENTS
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the year ended August 31, 2004, were as follows:

   ALABAMA PORTFOLIO
   Purchases                                                           $  14,127,017
   Sales                                                                  20,901,962

   ARKANSAS PORTFOLIO
   Purchases                                                           $   6,533,475
   Sales                                                                   8,185,209

   GEORGIA PORTFOLIO
   Purchases                                                           $   1,547,766
   Sales                                                                   3,954,934

   KENTUCKY PORTFOLIO
   Purchases                                                           $   1,997,320
   Sales                                                                   7,797,750

   LOUISIANA PORTFOLIO
   Purchases                                                           $   2,469,834
   Sales                                                                   4,997,982

   MARYLAND PORTFOLIO
   Purchases                                                           $   9,126,288
   Sales                                                                  16,679,583

   MISSOURI PORTFOLIO
   Purchases                                                           $   5,383,645
   Sales                                                                   7,603,172

   NORTH CAROLINA PORTFOLIO
   Purchases                                                           $  16,309,778
   Sales                                                                  28,028,295

   OREGON PORTFOLIO
   Purchases                                                           $   4,836,508
   Sales                                                                   9,940,749

   SOUTH CAROLINA PORTFOLIO
   Purchases                                                           $  31,059,558
   Sales                                                                  32,933,990

   TENNESSEE PORTFOLIO
   Purchases                                                           $  11,946,430
   Sales                                                                   9,625,055

   VIRGINIA PORTFOLIO
   Purchases                                                           $  14,910,945
   Sales                                                                  24,731,606

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at August 31, 2004, as computed on a federal income tax basis, are as follows:

   ALABAMA PORTFOLIO
   AGGREGATE COST                                                      $  55,794,588
   ---------------------------------------------------------------------------------
   Gross unrealized appreciation                                       $   3,686,777
   Gross unrealized depreciation                                            (415,144)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   3,271,633
   ---------------------------------------------------------------------------------

   ARKANSAS PORTFOLIO
   AGGREGATE COST                                                      $  40,830,048
   ---------------------------------------------------------------------------------
   Gross unrealized appreciation                                       $   2,699,711
   Gross unrealized depreciation                                            (455,341)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   2,244,370
   ---------------------------------------------------------------------------------

   GEORGIA PORTFOLIO
   AGGREGATE COST                                                      $  49,219,575
   ---------------------------------------------------------------------------------
   Gross unrealized appreciation                                       $   5,450,142
   Gross unrealized depreciation                                          (1,352,106)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   4,098,036
   ---------------------------------------------------------------------------------

   KENTUCKY PORTFOLIO
   AGGREGATE COST                                                      $  57,283,738
   Gross unrealized appreciation                                       $   5,765,433
   Gross unrealized depreciation                                            (243,765)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   5,521,668
   ---------------------------------------------------------------------------------

   LOUISIANA PORTFOLIO
   AGGREGATE COST                                                      $  25,157,361
   Gross unrealized appreciation                                       $   2,007,560
   Gross unrealized depreciation                                            (154,052)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   1,853,508
   ---------------------------------------------------------------------------------

   MARYLAND PORTFOLIO
   AGGREGATE COST                                                      $  70,239,953
   ---------------------------------------------------------------------------------
   Gross unrealized appreciation                                       $   4,472,059
   Gross unrealized depreciation                                          (4,117,627)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $     354,432
   ---------------------------------------------------------------------------------

   MISSOURI PORTFOLIO
   AGGREGATE COST                                                      $  51,559,965
   Gross unrealized appreciation                                       $   5,110,332
   Gross unrealized depreciation                                            (197,931)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   4,912,401
   ---------------------------------------------------------------------------------

   NORTH CAROLINA PORTFOLIO
   AGGREGATE COST                                                      $  74,416,476
   ---------------------------------------------------------------------------------
   Gross unrealized appreciation                                       $   6,397,584
   Gross unrealized depreciation                                            (936,164)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   5,461,420
   ---------------------------------------------------------------------------------

   OREGON PORTFOLIO
   AGGREGATE COST                                                      $  76,184,991
   ---------------------------------------------------------------------------------
   Gross unrealized appreciation                                       $   4,740,432
   Gross unrealized depreciation                                          (1,356,409)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   3,384,023
   ---------------------------------------------------------------------------------

   SOUTH CAROLINA PORTFOLIO
   AGGREGATE COST                                                      $  49,549,030
   ---------------------------------------------------------------------------------
   Gross unrealized appreciation                                       $   2,874,132
   Gross unrealized depreciation                                            (204,726)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   2,669,406
   ---------------------------------------------------------------------------------

   TENNESSEE PORTFOLIO
   AGGREGATE COST                                                      $  46,171,352
   ---------------------------------------------------------------------------------
   Gross unrealized appreciation                                       $   3,800,330
   Gross unrealized depreciation                                             (60,316)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   3,740,014
   ---------------------------------------------------------------------------------

   VIRGINIA PORTFOLIO
   AGGREGATE COST                                                      $  97,170,787
   ---------------------------------------------------------------------------------
   Gross unrealized appreciation                                       $   9,019,936
   Gross unrealized depreciation                                                  --
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   9,019,936
   ---------------------------------------------------------------------------------

5  LINE OF CREDIT
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At August 31, 2004, the Oregon Portfolio and the Virginia Portfolio had balances outstanding pursuant to this line of credit of $600,000 and $500,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended August 31, 2004.

6  OVERDRAFT ADVANCES
   Pursuant to the custodian agreement between the Portfolios and Investors Bank & Trust (the Bank), the Bank may in its discretion advance funds to the Portfolios to make properly authorized payments. When such payments result in an overdraft by the Portfolios, the Portfolios are obligated to repay the Bank at the current rate of interest charged by the Bank for secured loans (currently, a rate above the federal funds rate). This obligation is payable on demand to the Bank. At August 31, 2004, the Oregon Portfolio's payment due to the Bank pursuant to the foregoing arrangement was $53,078.

7  FINANCIAL INSTRUMENTS
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations held under these financial instruments at August 31, 2004, is as follows:

   FUTURES CONTRACTS
   ------------------------------------------------------------------------------------------------------------------------
                                                                                                             NET UNREALIZED
                   EXPIRATION                                             AGGREGATE                           APPRECIATION
   PORTFOLIO       DATE        CONTRACTS                    POSITION        COST                VALUE        (DEPRECIATION)
   ------------------------------------------------------------------------------------------------------------------------
   Alabama         12/04       123 U.S. Treasury Bond       Short     $    (13,550,946)    $    (13,691,437)  $   (140,491)
   -----------------------------------------------------------------------------------------------------------------------
   Arkansas        12/04       75 U.S. Treasury Bond        Short     $     (8,351,048)    $     (8,348,437)  $      2,611
                   12/04       85 U.S. Treasury Note        Short           (9,501,709)          (9,546,562)       (44,853)
   -----------------------------------------------------------------------------------------------------------------------
   Georgia         12/04       106 U.S. Treasury Bond       Short     $    (11,720,753)    $    (11,799,125)  $    (78,372)
   -----------------------------------------------------------------------------------------------------------------------
   Kentucky        12/04       129 U.S. Treasury Bond       Short     $    (14,212,655)    $    (14,359,313)  $   (146,658)
   -----------------------------------------------------------------------------------------------------------------------
   Louisiana       12/04       40 U.S. Treasury Bond        Short     $     (4,412,955)    $     (4,452,500)  $    (39,545)
   -----------------------------------------------------------------------------------------------------------------------
   Maryland        12/04       178 U.S. Treasury Bond       Short     $    (19,613,954)    $    (19,813,625)  $   (199,671)
   -----------------------------------------------------------------------------------------------------------------------
   Missouri        12/04       96 U.S. Treasury Bond        Short     $    (10,615,420)    $    (10,686,000)  $    (70,580)
   -----------------------------------------------------------------------------------------------------------------------
   North Carolina  12/04       150 U.S. Treasury Bond       Short     $    (16,702,097)    $    (16,696,875)  $      5,222
                   12/04       150 U.S. Treasury Note       Short          (16,767,721)         (16,846,875)       (79,154)
   -----------------------------------------------------------------------------------------------------------------------
   Oregon          12/04       200 U.S. Treasury Bond       Short     $    (22,269,462)    $    (22,262,500)  $      6,962
                   12/04       100 U.S. Treasury Note       Short          (11,178,481)         (11,231,250)       (52,769)
   -----------------------------------------------------------------------------------------------------------------------
   South Carolina  12/04       120 U.S. Treasury Bond       Short     $    (13,264,177)    $    (13,357,500)  $    (93,323)
   -----------------------------------------------------------------------------------------------------------------------
   Tennessee       12/04       94 U.S. Treasury Bond        Short     $    (10,394,866)    $    (10,463,375)  $    (68,509)
   -----------------------------------------------------------------------------------------------------------------------
   Virginia        12/04       165 U.S. Treasury Bond       Short     $    (18,529,686)    $    (18,366,562)  $   (163,124)

   At August 31, 2004, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

   At August 31, 2004, the Arkansas Portfolio, the North Carolina Portfolio, and the Oregon Portfolio have entered into interest rate swap agreements with Morgan Stanley Capital Services, Inc. whereby the Portfolios make bi-annual payments at a fixed rate equal to 5.1225% on the notional amounts of $2,000,000, $6,000,000, and $1,000,000, respectively. In exchange, the
   Portfolios receive payments at a rate equal to the USD-LIBOR on the same notional amounts. The value of the contracts, which terminate February 7, 2015, are recorded as a payable for open swap contracts on the Arkansas Portfolio, the North Carolina Portfolio, and the Oregon Portfolio of $55,822, $167,467, and $27,911, respectively at August 31, 2004.

EATON VANCE MUNICIPALS PORTFOLIOS as of August 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS OF ALABAMA MUNICIPALS PORTFOLIO, ARKANSAS MUNICIPALS PORTFOLIO, GEORGIA MUNICIPALS PORTFOLIO, KENTUCKY MUNICIPALS PORTFOLIO, LOUISIANA MUNICIPALS PORTFOLIO, MARYLAND MUNICIPALS PORTFOLIO, MISSOURI MUNICIPALS PORTFOLIO, NORTH CAROLINA MUNICIPALS PORTFOLIO, OREGON MUNICIPALS PORTFOLIO, SOUTH CAROLINA MUNICIPALS PORTFOLIO, TENNESSEE MUNICIPALS PORTFOLIO AND VIRGINIA MUNICIPALS PORTFOLIO:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Alabama Municipals Portfolio, Arkansas Municipals Portfolio, Georgia Municipals Portfolio, Kentucky Municipals Portfolio, Louisiana Municipals Portfolio, Maryland Municipals Portfolio, Missouri Municipals Portfolio, North Carolina Municipals Portfolio, Oregon Municipals Portfolio, South Carolina Municipals Portfolio, Tennessee Municipals Portfolio and Virginia Municipals Portfolio (the "Portfolios") as of August 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 2004 and 2003 and supplementary data for each of the years in the five year period ended August 31, 2004. These financial statements and supplementary data are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the aforementioned Portfolios at August 31, 2004, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 21, 2004

EATON VANCE MUNICIPALS FUNDS
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Municipals Trust (the Trust), Alabama Municipals Portfolio (ALP), Arkansas Municipals Portfolio (ARP), Georgia Municipals Portfolio (GAP), Kentucky Municipals Portfolio (KYP), Louisiana Municipals Portfolio (LAP), Maryland Municipals Portfolio (MDP), Missouri Municipals Portfolio (MOP), North Carolina Municipals Portfolio (NCP), Oregon Municipals Portfolio (ORP), South Carolina Municipals Portfolio (SCP), Tennessee Municipals Portfolio (TNP) and Virginia Municipals Portfolio (VAP) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds' principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

                           POSITION(S)            TERM OF                                   NUMBER OF PORTFOLIOS
                            WITH THE             OFFICE AND                                   IN FUND COMPLEX
    NAME AND                TRUST AND            LENGTH OF          PRINCIPAL OCCUPATION(S)     OVERSEEN BY           OTHER
  DATE OF BIRTH          THE PORTFOLIOS           SERVICE           DURING PAST FIVE YEARS      TRUSTEE(1)       DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes            Trustee and          Trustee and         Chairman, President           195             Director of EVC
11/9/41                   Vice President   Vice President of the    and Chief Executive
                                          Trust since 1985; of the  Officer of BMR, EVC,
                                           Portfolios since 1992    EVM and EV; Director
                                                                    of EV; Vice President
                                                                    and Director of EVD.
                                                                    Trustee and/or
                                                                    officer of
                                                                    195 registered
                                                                    investment companies
                                                                    in the Eaton Vance
                                                                    Fund Complex.
                                                                    Mr. Hawkes is
                                                                    an interested person
                                                                    because of his
                                                                    positions with BMR,
                                                                    EVM, EVC and EV,
                                                                    which are affiliates
                                                                    of the Trust and the
                                                                    Portfolios.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III         Trustee     Trustee of the Trust since Jacob H. Schiff               195               Director of
2/23/35                                   1986; of ALP, GAP, KYP,   Professor of                                   Tiffany & Co.
                                            MDP, MOP, NCP, ORP,     Investment Banking                              (specialty
                                             TNP and VAP since      Emeritus, Harvard                             retailer) and
                                           1992; of ARP, LAP and    University Graduate                             Telect, Inc.
                                               SCP since 1993       School of Business                           (telecommunication
                                                                    Administration.                               services company)

William H. Park              Trustee             Since 2003         President and Chief           194                 None
9/19/47                                                             Executive Officer,
                                                                    Prizm Capital
                                                                    Management, LLC
                                                                    (investment
                                                                    management firm)
                                                                    (since 2002).
                                                                    Executive Vice
                                                                    President and Chief
                                                                    Financial Officer,
                                                                    United Asset
                                                                    Management
                                                                    Corporation (a
                                                                    holding company
                                                                    owning institutional
                                                                    investment management
                                                                    firms) (1982-2001).

Ronald A. Pearlman           Trustee             Since 2003         Professor of Law,             194                 None
7/10/40                                                             Georgetown University
                                                                    Law Center (since
                                                                    1999). Tax Partner,
                                                                    Covington & Burling,
                                                                    Washington, DC
                                                                    (1991-2000).

Norton H. Reamer             Trustee     Trustee of the Trust since President, Chief              195                 None
9/21/35                                   1985; of ALP, GAP, KYP,   Executive Officer and
                                            MDP, MOP, NCP, ORP,     a Director of Asset
                                             TNP and VAP since      Management Finance
                                           1992; of ARP, LAP and    Corp. (a specialty
                                               SCP since 1993       finance company
                                                                    serving the
                                                                    investment management
                                                                    industry) (since
                                                                    October 2003).
                                                                    President, Unicorn
                                                                    Corporation (an
                                                                    investment and
                                                                    financial advisory
                                                                    services company)
                                                                    (since September
                                                                    2000). Formerly,
                                                                    Chairman, Hellman,
                                                                    Jordan Management
                                                                    Co., Inc. (an
                                                                    investment management
                                                                    company) (2000-
                                                                    2003). Formerly,
                                                                    Advisory Director of
                                                                    Berkshire Capital
                                                                    Corporation
                                                                    (investment banking
                                                                    firm) (2002-2003).
                                                                    Formerly Chairman of
                                                                    the Board, United
                                                                    Asset Management
                                                                    Corporation (a
                                                                    holding company
                                                                    owning institutional
                                                                    investment management
                                                                    firms) and Chairman,
                                                                    President and
                                                                    Director, UAM Funds
                                                                    (mutual funds)
                                                                    (1980-2000).

                           POSITION(S)            TERM OF                                   NUMBER OF PORTFOLIOS
                            WITH THE             OFFICE AND                                   IN FUND COMPLEX
    NAME AND                TRUST AND            LENGTH OF          PRINCIPAL OCCUPATION(S)     OVERSEEN BY           OTHER
  DATE OF BIRTH          THE PORTFOLIOS           SERVICE           DURING PAST FIVE YEARS      TRUSTEE(1)       DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S)
(CONTINUED)

Lynn A. Stout                Trustee             Since 1998         Professor of Law,             195                 None
9/14/57                                                             University of
                                                                    California at Los
                                                                    Angeles School of Law
                                                                    (since July 2001).
                                                                    Formerly, Professor
                                                                    of Law, Georgetown
                                                                    University Law
                                                                    Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                             POSITION(S)                  TERM OF
                              WITH THE                  OFFICE AND
     NAME AND                TRUST AND                   LENGTH OF                     PRINCIPAL OCCUPATION(S)
  DATE OF BIRTH            THE PORTFOLIOS                 SERVICE                       DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------
Thomas J. Fetter              President                  Since 1993             Vice President of EVM and BMR. Officer
8/20/43                                                                         of 124 registered investment companies
                                                                                managed by EVM or BMR.

William H. Ahern, Jr.   Vice President of the   Vice President of the Trust     Vice President of EVM and BMR. Officer
7/28/59                    Trust, ALP, KYP      since 2004; ALP since 1997;     of 77 registered investment companies
                               and MDP           of KYP since 1998; of MDP      managed by EVM or BMR.
                                                         since 2000

Craig R. Brandon          Vice President of              Since 2004             Vice President of EVM and BMR. Officer
12/31/66                      the Trust                                         of 44 registered investment companies
                                                                                managed by EVM or BMR.

Cynthia J. Clemson      Vice President of the   Vice President of the Trust     Vice President of EVM and BMR. Officer
3/2/63                      Trust, GAP, MOP      since 2004; of GAP, MOP        of 84 registered investment companies
                               and TNP             and TNP since 1995           managed by EVM or BMR.


Robert B. MacIntosh         Vice President               Since 1993             Vice President of EVM and BMR. Officer
1/22/57                                                                         of 124 registered investment companies
                                                                                managed by EVM or BMR.

Thomas M. Metzold        Vice President of the  Vice President of the Trust     Vice President of EVM and BMR. Officer
8/3/58                     Trust, ARP, NCP      and NCP since 2004; of ARP      of 48 registered investment companies
                               and ORP             since 2000; of ORP           managed by EVM or BMR.
                                                        since 1996

Alan R. Dynner                Secretary                  Since 1997             Vice President, Secretary and Chief
10/10/40                                                                        Legal Officer of BMR, EVM, EVD, EV and
                                                                                EVC. Officer of 195 registered investment
                                                                                companies managed by EVM or BMR.

Kristin S. Anagnost     Treasurer of LAP, MOP,         Since 2002(2)            Assistant Vice President of EVM and BMR.
6/12/65                      ORP and TNP                                        Officer of 107 registered investment
                                                                                companies managed by EVM or BMR.

Barbara E. Campbell     Treasurer of ALP, ARP,         Since 2002(2)            Vice President of EVM and BMR. Officer
6/19/57                  GAP, KYP, MDP, NCP,                                    of 195 registered investment companies
                             SCP and VAP                                        managed by EVM or BMR.

James L. O'Connor       Treasurer of the Trust           Since 1989             Vice President of BMR, EVM and EVD.
4/1/45                                                                          Officer of 116 registered investment
                                                                                companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Ms. Anagnost served as Assistant Treasurer since 1998 and Ms. Campbell served as Assistant Treasurer since 1993.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and the Portfolios and can be obtained without charge by calling 1-800-225-6265.

                          PORTFOLIO INVESTMENT ADVISER
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                               FUND ADMINISTRATOR
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                                 P.O. Box 43027
                            Providence, RI 02940-3027
                                 1-800-331-1710

                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 Berkeley Street
                              Boston, MA 02116-5022


                          EATON VANCE MUNICIPALS TRUST
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

445-10/04                                                              12MUNISRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

Each of Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund and Eaton Vance Virginia Municipals Fund (the "Fund(s)") is a series of Eaton Vance Municipals Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Funds, the Trust contains a total of 28 series (collectively, the "Series"). This Form N-CSR relates to the Funds' annual reports.

The following tables present the aggregate fees billed to each Fund for the Fund's respective fiscal years ended August 31, 2003 and August 31, 2004 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance Alabama Municipals Fund

FISCAL YEARS ENDED                     8/31/03      8/31/04
---------------------------------------------------------------
Audit Fees                            $    9,373   $    9,682

Audit-Related Fees(1)                 $        0   $        0

Tax Fees(2)                           $    5,200   $    5,300

All Other Fees(3)                     $        0   $        0
                                      ----------   ----------

Total                                 $   14,573   $   14,982
                                      ==========   ==========

Eaton Vance Arkansas Municipals Fund

FISCAL YEARS ENDED                     8/31/03      8/31/04
---------------------------------------------------------------
Audit Fees                            $    8,343   $    8,652

Audit-Related Fees(1)                 $        0   $        0

Tax Fees(2)                           $    5,200   $    5,300

All Other Fees(3)                     $        0   $        0
                                      ----------   ----------

Total                                 $   13,543   $   13,952
                                      ==========   ==========

Eaton Vance Georgia Municipals Fund

FISCAL YEARS ENDED                     8/31/03      8/31/04
---------------------------------------------------------------
Audit Fees                            $    9,373   $    9,682

Audit-Related Fees(1)                 $        0   $        0

Tax Fees(2)                           $    5,200   $    5,300

All Other Fees(3)                     $        0   $        0
                                      ----------   ----------

Total                                 $   14,573   $   14,982
                                      ==========   ==========

Eaton Vance Kentucky Municipals Fund

FISCAL YEARS ENDED                     8/31/03      8/31/04
---------------------------------------------------------------
Audit Fees                            $    9,373   $    9,682

Audit-Related Fees(1)                 $        0   $        0

Tax Fees(2)                           $    5,200   $    5,300

All Other Fees(3)                     $        0   $        0
                                      ----------   ----------

Total                                 $   14,573   $   14,982
                                      ==========   ==========

Eaton Vance Louisiana Municipals Fund

FISCAL YEARS ENDED                     8/31/03      8/31/04
---------------------------------------------------------------
Audit Fees                            $    8,343   $    8,652

Audit-Related Fees(1)                 $        0   $        0

Tax Fees(2)                           $    5,200   $    5,300

All Other Fees(3)                     $        0   $        0
                                      ----------   ----------

Total                                 $   13,543   $   13,952
                                      ==========   ==========

Eaton Vance Maryland Municipals Fund

FISCAL YEARS ENDED                     8/31/03      8/31/04
---------------------------------------------------------------
Audit Fees                            $    9,373   $    9,682

Audit-Related Fees(1)                 $        0   $        0

Tax Fees(2)                           $    5,200   $    5,300

All Other Fees(3)                     $        0   $        0
                                      ----------   ----------

Total                                 $   14,573   $   14,982
                                      ==========   ==========

Eaton Vance Missouri Municipals Fund

FISCAL YEARS ENDED                     8/31/03      8/31/04
---------------------------------------------------------------
Audit Fees                            $    9,373   $    9,682

Audit-Related Fees(1)                 $        0   $        0

Tax Fees(2)                           $    5,200   $    5,300

All Other Fees(3)                     $        0   $        0
                                      ----------   ----------

Total                                 $   14,573   $   14,982
                                      ==========   ==========

Eaton Vance North Carolina Municipals Fund

FISCAL YEARS ENDED                     8/31/03      8/31/04
---------------------------------------------------------------
Audit Fees                            $    9,373   $    9,682

Audit-Related Fees(1)                 $        0   $        0

Tax Fees(2)                           $    5,200   $    5,300

All Other Fees(3)                     $        0   $        0
                                      ----------   ----------

Total                                 $   14,573   $   14,982
                                      ==========   ==========

Eaton Vance Oregon Municipals Fund

FISCAL YEARS ENDED                     8/31/03      8/31/04
---------------------------------------------------------------
Audit Fees                            $    9,373   $    9,682

Audit-Related Fees(1)                 $        0   $        0

Tax Fees(2)                           $    5,200   $    5,300

All Other Fees(3)                     $        0   $        0
                                      ----------   ----------

Total                                 $   14,573   $   14,982
                                      ==========   ==========

Eaton Vance South Carolina Municipals Fund

FISCAL YEARS ENDED                     8/31/03      8/31/04
---------------------------------------------------------------
Audit Fees                            $    8,343   $    9,682

Audit-Related Fees(1)                 $        0   $        0

Tax Fees(2)                           $    5,200   $    5,300

All Other Fees(3)                     $        0   $        0
                                      ----------   ----------

Total                                 $   13,543   $   14,982
                                      ==========   ==========

Eaton Vance Tennessee Municipals Fund

FISCAL YEARS ENDED                     8/31/03      8/31/04
---------------------------------------------------------------
Audit Fees                            $    8,343   $    8,652

Audit-Related Fees(1)                 $        0   $        0

Tax Fees(2)                           $    5,200   $    5,300

All Other Fees(3)                     $        0   $        0
                                      ----------   ----------

Total                                 $   13,543   $   13,952
                                      ==========   ==========

Eaton Vance Virginia Municipals Fund

FISCAL YEARS ENDED                     8/31/03      8/31/04
---------------------------------------------------------------
Audit Fees                            $   10,506   $   10,918

Audit-Related Fees(1)                 $        0   $        0

Tax Fees(2)                           $    5,200   $    5,300

All Other Fees(3)                     $        0   $        0
                                      ----------   ----------

Total                                 $   15,706   $   16,218
                                      ==========   ==========


(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS
ENDED                        7/31/03     8/31/03     9/30/03     7/31/04     8/31/04     9/30/04
---------------------------------------------------------------------------------------------------
Audit Fees                  $  70,505   $ 109,489   $  96,947   $  79,083   $ 114,330   $  99,250

Audit-Related               $       0   $       0   $       0   $       0   $       0   $       0
Fees(1)

Tax Fees(2)                 $  34,900   $  62,400   $  45,100   $  37,100   $  63,600   $  46,800

All Other Fees(3)           $       0   $       0   $       0   $       0   $       0   $       0
                            ---------   ---------   ---------   ---------   ---------   ---------

Total                       $ 105,405   $ 171,889   $ 142,047   $ 116,183   $ 177,930   $ 146,050
                            =========   =========   =========   =========   =========   =========

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the fiscal year ended August 31, 2004, $35,000 was billed by the Series' principal accountant, Deloitte & Touche LLP, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management's assertion that it has maintained effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7)(ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS
ENDED                        7/31/03     8/31/03     9/30/03     7/31/04     8/31/04     9/30/04
---------------------------------------------------------------------------------------------------
REGISTRANT(1)               $  34,900   $  62,400   $  45,100   $  37,100   $  63,600   $  46,800

EATON VANCE (2)             $ 390,295   $ 435,295   $ 448,295   $ 299,384   $ 291,084   $ 298,084

(1) Includes all of the Series in the Trust.

(2) During the fiscal years reported above, each of the Series was a "feeder" fund in a "master-feeder" fund structure. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective "master" funds.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Reports to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST

By:     /s/ Thomas J. Fetter
       -----------------------------------------
       Thomas J. Fetter
       President


Date:  October 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ James L. O'Connor
       -----------------------------------------
       James L. O'Connor
       Treasurer


Date:  October 21, 2004


By:     /s/ Thomas J. Fetter
       -----------------------------------------
       Thomas J. Fetter
       President


Date:  October 21, 2004